UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Canada Fund

January 31, 2009

1.813011.104

CAN-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,000	$ 8,146,000
DeVry, Inc.	100,000	5,358,000
ITT Educational Services, Inc. (a)	50,000	6,125,500
		19,629,500
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	220,000	12,764,400
Tim Hortons, Inc.	500,000	12,285,000
		25,049,400
Media - 1.5%
Astral Media, Inc. Class A (non-vtg.)	290,000	6,169,760
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	4,268,059
Quebecor, Inc. Class B (sub. vtg.)	150,000	2,006,771
Shaw Communications, Inc. Class B	500,000	8,112,738
Thomson Reuters Corp.	400,000	9,789,126
Yellow Pages Income Fund (d)	900,000	4,698,780
		35,045,234
Multiline Retail - 0.1%
Canadian Tire Corp. Ltd. Class A (non-vtg.)	40,000	1,334,584
TOTAL CONSUMER DISCRETIONARY		81,058,718
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.8%
George Weston Ltd.	130,000	6,928,172
Loblaw Companies Ltd.	500,000	14,161,602
Metro, Inc. Class A (sub. vtg.)	940,000	30,059,143
Shoppers Drug Mart Corp.	1,100,000	40,712,159
		91,861,076
Food Products - 0.2%
Viterra, Inc. (a)	509,300	3,843,068
TOTAL CONSUMER STAPLES		95,704,144
ENERGY - 25.3%
Oil, Gas & Consumable Fuels - 25.3%
Apache Corp.	175,000	13,125,000
ARC Energy Trust unit	300,000	4,035,567
Cameco Corp.	1,250,000	20,740,711
Canadian Natural Resources Ltd.	1,300,000	46,544,846
Devon Energy Corp.	180,000	11,088,000
Enbridge, Inc.	1,208,900	39,683,596
EnCana Corp.	2,800,000	124,644,938
Enerplus Resources Fund Series G	400,000	8,301,179
Exxon Mobil Corp.	100,000	7,648,000
Hess Corp.	200,000	11,122,000
Husky Energy, Inc.	700,000	17,382,225
Imperial Oil Ltd.	900,000	28,596,484
Keyera Facilities Income Fund	1,650,000	23,541,624

	Shares	Value
Nexen, Inc.	1,650,000	$ 24,039,646
Niko Resources Ltd.	140,000	5,760,574
Petro-Canada	1,550,000	33,621,161
Petrobank Energy & Resources Ltd. (a)	250,000	3,956,438
Suncor Energy, Inc.	2,450,000	46,987,397
Talisman Energy, Inc.	3,900,000	36,936,819
TransCanada Corp.	3,500,000	94,163,234
Valero Energy Corp.	300,000	7,236,000
		609,155,439
FINANCIALS - 22.3%
Capital Markets - 0.2%
IGM Financial, Inc.	200,000	5,302,443
Commercial Banks - 13.3%
Bank of Montreal	1,009,300	27,376,290
Bank of Nova Scotia	2,000,000	48,407,228
Canadian Imperial Bank of Commerce	1,184,600	45,060,895
Royal Bank of Canada	3,840,000	95,259,942
Toronto-Dominion Bank (d)	3,200,000	103,895,256
		319,999,611
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	3,464,943
TMX Group, Inc. (d)	145,000	3,793,409
		7,258,352
Insurance - 6.8%
Fairfax Financial Holdings Ltd.	100,000	32,540,686
Manulife Financial Corp.	4,800,000	79,722,641
Power Corp. of Canada (sub. vtg.)	1,300,000	22,429,335
Sun Life Financial, Inc.	1,400,000	28,505,935
		163,198,597
Real Estate Investment Trusts - 0.2%
RioCan (REIT)	350,000	4,151,405
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A (d)	2,350,000	36,902,965
TOTAL FINANCIALS		536,813,373
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	100,000	5,865,000
Pharmaceuticals - 0.6%
Abbott Laboratories	200,000	11,088,000
Pfizer, Inc.	300,000	4,374,000
		15,462,000
TOTAL HEALTH CARE		21,327,000
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	3,100,000	9,609,659
Airlines - 0.0%
WestJet Airlines Ltd. (a)	100,000	1,044,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	415,000	$ 11,713,505
Road & Rail - 3.9%
Canadian National Railway Co.	2,170,000	76,065,506
Canadian Pacific Railway Ltd.	550,000	16,699,433
		92,764,939
TOTAL INDUSTRIALS		115,133,092
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 4.3%
Research In Motion Ltd. (a)	1,870,000	103,598,000
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	200,000	6,950,000
Internet Software & Services - 0.5%
Open Text Corp. (a)	350,000	12,371,416
IT Services - 0.7%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	17,740,099
TOTAL INFORMATION TECHNOLOGY		140,659,515
MATERIALS - 17.8%
Chemicals - 3.9%
Agrium, Inc.	460,000	15,415,263
Potash Corp. of Saskatchewan, Inc.	1,030,000	77,105,808
		92,521,071
Metals & Mining - 13.9%
Agnico-Eagle Mines Ltd.	524,700	28,035,934
Barrick Gold Corp.	3,200,000	120,445,405
First Quantum Minerals Ltd.	100,000	1,779,174
Goldcorp, Inc.	3,150,000	93,329,527
Kinross Gold Corp.	2,650,000	46,975,160
Newmont Mining Corp.	550,000	21,879,000
Yamana Gold, Inc.	2,700,000	21,893,380
		334,337,580
TOTAL MATERIALS		426,858,651
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.7%
BCE, Inc.	2,750,000	56,330,301
TELUS Corp. (a)	1,150,000	32,609,210
		88,939,511

	Shares	Value
Wireless Telecommunication Services - 3.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,700,000	$ 76,164,294
TOTAL TELECOMMUNICATION SERVICES		165,103,805
UTILITIES - 1.6%
Electric Utilities - 1.3%
Fortis, Inc.	850,000	16,891,137
Southern Co.	430,000	14,383,500
		31,274,637
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	175,000	5,676,062
CMS Energy Corp.	150,000	1,762,500
		7,438,562
TOTAL UTILITIES		38,713,199
TOTAL COMMON STOCKS (Cost $2,480,147,282)		2,230,526,936
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.78% (b)	158,683,718	158,683,718
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	41,405,827	41,405,827
TOTAL MONEY MARKET FUNDS (Cost $200,089,545)		200,089,545
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,680,236,827)	2,430,616,481
NET OTHER ASSETS - (1.1)%	(26,603,215)
NET ASSETS - 100%	$ 2,404,013,266
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 308,693
Fidelity Securities Lending Cash Central Fund	891,306
Total	$ 1,199,999
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,430,616,481	$ 2,430,616,481	$ -	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,773,606,693. Net unrealized depreciation aggregated $342,990,212, of which $263,000,924 related to appreciated investment securities and $605,991,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Canada Fund

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.101

ACAN-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,000	$ 8,146,000
DeVry, Inc.	100,000	5,358,000
ITT Educational Services, Inc. (a)	50,000	6,125,500
		19,629,500
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	220,000	12,764,400
Tim Hortons, Inc.	500,000	12,285,000
		25,049,400
Media - 1.5%
Astral Media, Inc. Class A (non-vtg.)	290,000	6,169,760
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	4,268,059
Quebecor, Inc. Class B (sub. vtg.)	150,000	2,006,771
Shaw Communications, Inc. Class B	500,000	8,112,738
Thomson Reuters Corp.	400,000	9,789,126
Yellow Pages Income Fund (d)	900,000	4,698,780
		35,045,234
Multiline Retail - 0.1%
Canadian Tire Corp. Ltd. Class A (non-vtg.)	40,000	1,334,584
TOTAL CONSUMER DISCRETIONARY		81,058,718
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.8%
George Weston Ltd.	130,000	6,928,172
Loblaw Companies Ltd.	500,000	14,161,602
Metro, Inc. Class A (sub. vtg.)	940,000	30,059,143
Shoppers Drug Mart Corp.	1,100,000	40,712,159
		91,861,076
Food Products - 0.2%
Viterra, Inc. (a)	509,300	3,843,068
TOTAL CONSUMER STAPLES		95,704,144
ENERGY - 25.3%
Oil, Gas & Consumable Fuels - 25.3%
Apache Corp.	175,000	13,125,000
ARC Energy Trust unit	300,000	4,035,567
Cameco Corp.	1,250,000	20,740,711
Canadian Natural Resources Ltd.	1,300,000	46,544,846
Devon Energy Corp.	180,000	11,088,000
Enbridge, Inc.	1,208,900	39,683,596
EnCana Corp.	2,800,000	124,644,938
Enerplus Resources Fund Series G	400,000	8,301,179
Exxon Mobil Corp.	100,000	7,648,000
Hess Corp.	200,000	11,122,000
Husky Energy, Inc.	700,000	17,382,225
Imperial Oil Ltd.	900,000	28,596,484
Keyera Facilities Income Fund	1,650,000	23,541,624

	Shares	Value
Nexen, Inc.	1,650,000	$ 24,039,646
Niko Resources Ltd.	140,000	5,760,574
Petro-Canada	1,550,000	33,621,161
Petrobank Energy & Resources Ltd. (a)	250,000	3,956,438
Suncor Energy, Inc.	2,450,000	46,987,397
Talisman Energy, Inc.	3,900,000	36,936,819
TransCanada Corp.	3,500,000	94,163,234
Valero Energy Corp.	300,000	7,236,000
		609,155,439
FINANCIALS - 22.3%
Capital Markets - 0.2%
IGM Financial, Inc.	200,000	5,302,443
Commercial Banks - 13.3%
Bank of Montreal	1,009,300	27,376,290
Bank of Nova Scotia	2,000,000	48,407,228
Canadian Imperial Bank of Commerce	1,184,600	45,060,895
Royal Bank of Canada	3,840,000	95,259,942
Toronto-Dominion Bank (d)	3,200,000	103,895,256
		319,999,611
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	3,464,943
TMX Group, Inc. (d)	145,000	3,793,409
		7,258,352
Insurance - 6.8%
Fairfax Financial Holdings Ltd.	100,000	32,540,686
Manulife Financial Corp.	4,800,000	79,722,641
Power Corp. of Canada (sub. vtg.)	1,300,000	22,429,335
Sun Life Financial, Inc.	1,400,000	28,505,935
		163,198,597
Real Estate Investment Trusts - 0.2%
RioCan (REIT)	350,000	4,151,405
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A (d)	2,350,000	36,902,965
TOTAL FINANCIALS		536,813,373
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	100,000	5,865,000
Pharmaceuticals - 0.6%
Abbott Laboratories	200,000	11,088,000
Pfizer, Inc.	300,000	4,374,000
		15,462,000
TOTAL HEALTH CARE		21,327,000
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	3,100,000	9,609,659
Airlines - 0.0%
WestJet Airlines Ltd. (a)	100,000	1,044,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	415,000	$ 11,713,505
Road & Rail - 3.9%
Canadian National Railway Co.	2,170,000	76,065,506
Canadian Pacific Railway Ltd.	550,000	16,699,433
		92,764,939
TOTAL INDUSTRIALS		115,133,092
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 4.3%
Research In Motion Ltd. (a)	1,870,000	103,598,000
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	200,000	6,950,000
Internet Software & Services - 0.5%
Open Text Corp. (a)	350,000	12,371,416
IT Services - 0.7%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	17,740,099
TOTAL INFORMATION TECHNOLOGY		140,659,515
MATERIALS - 17.8%
Chemicals - 3.9%
Agrium, Inc.	460,000	15,415,263
Potash Corp. of Saskatchewan, Inc.	1,030,000	77,105,808
		92,521,071
Metals & Mining - 13.9%
Agnico-Eagle Mines Ltd.	524,700	28,035,934
Barrick Gold Corp.	3,200,000	120,445,405
First Quantum Minerals Ltd.	100,000	1,779,174
Goldcorp, Inc.	3,150,000	93,329,527
Kinross Gold Corp.	2,650,000	46,975,160
Newmont Mining Corp.	550,000	21,879,000
Yamana Gold, Inc.	2,700,000	21,893,380
		334,337,580
TOTAL MATERIALS		426,858,651
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.7%
BCE, Inc.	2,750,000	56,330,301
TELUS Corp. (a)	1,150,000	32,609,210
		88,939,511

	Shares	Value
Wireless Telecommunication Services - 3.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,700,000	$ 76,164,294
TOTAL TELECOMMUNICATION SERVICES		165,103,805
UTILITIES - 1.6%
Electric Utilities - 1.3%
Fortis, Inc.	850,000	16,891,137
Southern Co.	430,000	14,383,500
		31,274,637
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	175,000	5,676,062
CMS Energy Corp.	150,000	1,762,500
		7,438,562
TOTAL UTILITIES		38,713,199
TOTAL COMMON STOCKS (Cost $2,480,147,282)		2,230,526,936
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.78% (b)	158,683,718	158,683,718
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	41,405,827	41,405,827
TOTAL MONEY MARKET FUNDS (Cost $200,089,545)		200,089,545
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,680,236,827)	2,430,616,481
NET OTHER ASSETS - (1.1)%	(26,603,215)
NET ASSETS - 100%	$ 2,404,013,266
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 308,693
Fidelity Securities Lending Cash Central Fund	891,306
Total	$ 1,199,999
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,430,616,481	$ 2,430,616,481	$ -	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,773,606,693. Net unrealized depreciation aggregated $342,990,212, of which $263,000,924 related to appreciated investment securities and $605,991,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® China Region Fund

January 31, 2009

1.813032.104

HKC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Distributors - 0.4%
Li & Fung Ltd.	1,336,000	$ 2,657,692
Media - 0.3%
Television Broadcasts Ltd.	624,000	2,208,617
Specialty Retail - 0.4%
Esprit Holdings Ltd.	590,900	3,136,567
TOTAL CONSUMER DISCRETIONARY		8,002,876
CONSUMER STAPLES - 2.9%
Beverages - 1.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	2,881,263	10,872,533
Food & Staples Retailing - 0.5%
Dairy Farm International Holdings Ltd.	736,200	3,186,365
Food Products - 0.9%
China Huiyuan Juice Group Ltd.	2,912,000	3,790,412
Tingyi (Cayman Island) Holding Corp.	2,498,000	2,885,042
Want Want China Holdings Ltd.	164,000	65,565
		6,741,019
TOTAL CONSUMER STAPLES		20,799,917
ENERGY - 9.0%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,684,000	2,892,719
Oil, Gas & Consumable Fuels - 8.6%
China Petroleum & Chemical Corp. (H Shares)	20,808,000	11,217,482
CNOOC Ltd.	29,612,000	25,485,601
PetroChina Co. Ltd. (H Shares)	33,730,000	24,898,887
		61,601,970
TOTAL ENERGY		64,494,689
FINANCIALS - 35.1%
Commercial Banks - 9.1%
Bank of China (H Shares)	22,429,000	5,878,321
Bank of East Asia Ltd.	1,830,200	3,629,163
China Construction Bank Corp. (H Shares)	33,618,000	16,396,527
Hang Seng Bank Ltd.	936,200	11,272,242
Industrial & Commercial Bank of China (d)	65,415,000	27,657,514
Wing Hang Bank Ltd.	39,500	190,940
		65,024,707
Diversified Financial Services - 4.1%
China Everbright Ltd.	902,000	984,233
Fubon Financial Holding Co. Ltd.	2,619,000	1,563,275
Hong Kong Exchanges & Clearing Ltd.	3,144,200	27,006,558
		29,554,066

	Shares	Value
Insurance - 6.3%
Cathay Financial Holding Co. Ltd.	9,044,100	$ 8,740,505
China Life Insurance Co. Ltd. (H Shares)	10,458,000	27,525,520
PICC Property & Casualty Co. Ltd. (H Shares) (a)	3,358,000	1,513,752
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,578,500	6,837,335
		44,617,112
Real Estate Investment Trusts - 2.6%
Link (REIT)	9,889,500	18,499,745
Real Estate Management & Development - 13.0%
Cheung Kong Holdings Ltd.	3,367,000	31,066,512
China Overseas Land & Investment Ltd.	15,733,920	20,576,952
China Resources Land Ltd.	2,308,000	2,665,783
Hang Lung Properties Ltd.	5,244,000	11,788,894
Hopewell Holdings Ltd.	1,316,000	4,312,917
Hysan Development Co. Ltd.	729,000	1,182,445
Kerry Properties Ltd.	2,366,000	5,538,030
New World China Land Ltd.	1,529,600	381,231
Sun Hung Kai Properties Ltd.	1,737,000	15,388,930
		92,901,694
TOTAL FINANCIALS		250,597,324
INDUSTRIALS - 5.6%
Construction & Engineering - 1.3%
China Communications Construction Co. Ltd. (H Shares)	5,824,000	5,637,332
China Railway Construction Corp. (H Shares)	2,904,000	3,969,651
		9,606,983
Industrial Conglomerates - 3.9%
Beijing Enterprises Holdings Ltd.	137,000	537,850
Hutchison Whampoa Ltd.	5,313,000	27,034,438
		27,572,288
Marine - 0.4%
China Cosco Holdings Co. Ltd. (H Shares)	3,174,500	1,897,766
Shun Tak Holdings Ltd.	2,322,000	842,659
		2,740,425
TOTAL INDUSTRIALS		39,919,696
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 3.1%
Acer, Inc.	6,161,000	7,614,319
HTC Corp.	1,140,000	10,765,168
Quanta Computer, Inc.	2,903,000	2,739,454
Wistron Corp.	1,518,361	1,054,196
		22,173,137
Electronic Equipment & Components - 3.9%
BYD Co. Ltd. (H Shares)	596,800	1,112,302
Delta Electronics, Inc.	3,480,000	5,433,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,014,674	$ 21,055,361
Kingboard Chemical Holdings Ltd.	304,500	490,202
		28,091,315
Internet Software & Services - 1.7%
Tencent Holdings Ltd.	1,950,200	11,916,358
Semiconductors & Semiconductor Equipment - 9.2%
ASM Pacific Technology Ltd.	421,000	1,282,378
MediaTek, Inc.	607,000	4,348,977
Taiwan Semiconductor Manufacturing Co. Ltd.	48,944,443	59,840,505
		65,471,860
TOTAL INFORMATION TECHNOLOGY		127,652,670
MATERIALS - 2.4%
Chemicals - 0.9%
Formosa Plastics Corp.	4,299,000	6,081,363
Metals & Mining - 1.5%
Angang Steel Co. Ltd. (H Shares)	10,488,000	10,161,995
Maanshan Iron & Steel Co. Ltd. (H Shares)	2,126,000	691,924
		10,853,919
TOTAL MATERIALS		16,935,282
TELECOMMUNICATION SERVICES - 13.7%
Diversified Telecommunication Services - 3.8%
China Telecom Corp. Ltd. (H Shares)	15,396,000	5,586,042
China Unicom Hong Kong Ltd.	1,000	923
Chunghwa Telecom Co. Ltd.	12,739,680	19,185,042
PCCW Ltd.	4,593,000	2,364,559
		27,136,566
Wireless Telecommunication Services - 9.9%
China Mobile (Hong Kong) Ltd.	7,826,000	70,448,790
TOTAL TELECOMMUNICATION SERVICES		97,585,356
UTILITIES - 4.6%
Electric Utilities - 2.3%
CLP Holdings Ltd.	2,497,500	16,904,837

	Shares	Value
Independent Power Producers & Energy Traders - 2.3%
China Resources Power Holdings Co. Ltd.	3,132,000	$ 5,745,490
Huaneng Power International, Inc. (H Shares)	14,680,000	10,522,798
		16,268,288
TOTAL UTILITIES		33,173,125
TOTAL COMMON STOCKS (Cost $877,984,892)		659,160,935
Government Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 3/12/09 to 3/19/09 (e) (Cost $5,599,640)	$ 5,600,000	5,598,914
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	50,904,319	50,904,319
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,490,208	9,490,208
TOTAL MONEY MARKET FUNDS (Cost $60,394,527)		60,394,527
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $943,979,059)	725,154,376
NET OTHER ASSETS - (1.5)%	(10,685,964)
NET ASSETS - 100%	$ 714,468,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,119 MSCI Taiwan Stock Index Contracts (Singapore)	Feb. 2009	$ 33,416,630	$ (1,028,854)

The face value of futures purchased as a percentage of net assets - 4.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,598,914.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 120,301
Fidelity Securities Lending Cash Central Fund	58,794
Total	$ 179,095
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 725,154,376	$ 60,394,527	$ 664,759,849	$ -
Other Financial Instruments*	$ (1,028,854)	$ (1,028,854)	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,227,726)
Total Unrealized Gain (Loss)	2,841,127
Cost of Purchases	629,714
Proceeds of Sales	(2,255,972)
Amortization/Accretion	-
Transfer in/out of Level 3	(2,364,559)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $955,626,557. Net unrealized depreciation aggregated $230,472,181, of which $27,166,896 related to appreciated investment securities and $257,639,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.100

AHKC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Distributors - 0.4%
Li & Fung Ltd.	1,336,000	$ 2,657,692
Media - 0.3%
Television Broadcasts Ltd.	624,000	2,208,617
Specialty Retail - 0.4%
Esprit Holdings Ltd.	590,900	3,136,567
TOTAL CONSUMER DISCRETIONARY		8,002,876
CONSUMER STAPLES - 2.9%
Beverages - 1.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	2,881,263	10,872,533
Food & Staples Retailing - 0.5%
Dairy Farm International Holdings Ltd.	736,200	3,186,365
Food Products - 0.9%
China Huiyuan Juice Group Ltd.	2,912,000	3,790,412
Tingyi (Cayman Island) Holding Corp.	2,498,000	2,885,042
Want Want China Holdings Ltd.	164,000	65,565
		6,741,019
TOTAL CONSUMER STAPLES		20,799,917
ENERGY - 9.0%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,684,000	2,892,719
Oil, Gas & Consumable Fuels - 8.6%
China Petroleum & Chemical Corp. (H Shares)	20,808,000	11,217,482
CNOOC Ltd.	29,612,000	25,485,601
PetroChina Co. Ltd. (H Shares)	33,730,000	24,898,887
		61,601,970
TOTAL ENERGY		64,494,689
FINANCIALS - 35.1%
Commercial Banks - 9.1%
Bank of China (H Shares)	22,429,000	5,878,321
Bank of East Asia Ltd.	1,830,200	3,629,163
China Construction Bank Corp. (H Shares)	33,618,000	16,396,527
Hang Seng Bank Ltd.	936,200	11,272,242
Industrial & Commercial Bank of China (d)	65,415,000	27,657,514
Wing Hang Bank Ltd.	39,500	190,940
		65,024,707
Diversified Financial Services - 4.1%
China Everbright Ltd.	902,000	984,233
Fubon Financial Holding Co. Ltd.	2,619,000	1,563,275
Hong Kong Exchanges & Clearing Ltd.	3,144,200	27,006,558
		29,554,066

	Shares	Value
Insurance - 6.3%
Cathay Financial Holding Co. Ltd.	9,044,100	$ 8,740,505
China Life Insurance Co. Ltd. (H Shares)	10,458,000	27,525,520
PICC Property & Casualty Co. Ltd. (H Shares) (a)	3,358,000	1,513,752
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,578,500	6,837,335
		44,617,112
Real Estate Investment Trusts - 2.6%
Link (REIT)	9,889,500	18,499,745
Real Estate Management & Development - 13.0%
Cheung Kong Holdings Ltd.	3,367,000	31,066,512
China Overseas Land & Investment Ltd.	15,733,920	20,576,952
China Resources Land Ltd.	2,308,000	2,665,783
Hang Lung Properties Ltd.	5,244,000	11,788,894
Hopewell Holdings Ltd.	1,316,000	4,312,917
Hysan Development Co. Ltd.	729,000	1,182,445
Kerry Properties Ltd.	2,366,000	5,538,030
New World China Land Ltd.	1,529,600	381,231
Sun Hung Kai Properties Ltd.	1,737,000	15,388,930
		92,901,694
TOTAL FINANCIALS		250,597,324
INDUSTRIALS - 5.6%
Construction & Engineering - 1.3%
China Communications Construction Co. Ltd. (H Shares)	5,824,000	5,637,332
China Railway Construction Corp. (H Shares)	2,904,000	3,969,651
		9,606,983
Industrial Conglomerates - 3.9%
Beijing Enterprises Holdings Ltd.	137,000	537,850
Hutchison Whampoa Ltd.	5,313,000	27,034,438
		27,572,288
Marine - 0.4%
China Cosco Holdings Co. Ltd. (H Shares)	3,174,500	1,897,766
Shun Tak Holdings Ltd.	2,322,000	842,659
		2,740,425
TOTAL INDUSTRIALS		39,919,696
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 3.1%
Acer, Inc.	6,161,000	7,614,319
HTC Corp.	1,140,000	10,765,168
Quanta Computer, Inc.	2,903,000	2,739,454
Wistron Corp.	1,518,361	1,054,196
		22,173,137
Electronic Equipment & Components - 3.9%
BYD Co. Ltd. (H Shares)	596,800	1,112,302
Delta Electronics, Inc.	3,480,000	5,433,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,014,674	$ 21,055,361
Kingboard Chemical Holdings Ltd.	304,500	490,202
		28,091,315
Internet Software & Services - 1.7%
Tencent Holdings Ltd.	1,950,200	11,916,358
Semiconductors & Semiconductor Equipment - 9.2%
ASM Pacific Technology Ltd.	421,000	1,282,378
MediaTek, Inc.	607,000	4,348,977
Taiwan Semiconductor Manufacturing Co. Ltd.	48,944,443	59,840,505
		65,471,860
TOTAL INFORMATION TECHNOLOGY		127,652,670
MATERIALS - 2.4%
Chemicals - 0.9%
Formosa Plastics Corp.	4,299,000	6,081,363
Metals & Mining - 1.5%
Angang Steel Co. Ltd. (H Shares)	10,488,000	10,161,995
Maanshan Iron & Steel Co. Ltd. (H Shares)	2,126,000	691,924
		10,853,919
TOTAL MATERIALS		16,935,282
TELECOMMUNICATION SERVICES - 13.7%
Diversified Telecommunication Services - 3.8%
China Telecom Corp. Ltd. (H Shares)	15,396,000	5,586,042
China Unicom Hong Kong Ltd.	1,000	923
Chunghwa Telecom Co. Ltd.	12,739,680	19,185,042
PCCW Ltd.	4,593,000	2,364,559
		27,136,566
Wireless Telecommunication Services - 9.9%
China Mobile (Hong Kong) Ltd.	7,826,000	70,448,790
TOTAL TELECOMMUNICATION SERVICES		97,585,356
UTILITIES - 4.6%
Electric Utilities - 2.3%
CLP Holdings Ltd.	2,497,500	16,904,837

	Shares	Value
Independent Power Producers & Energy Traders - 2.3%
China Resources Power Holdings Co. Ltd.	3,132,000	$ 5,745,490
Huaneng Power International, Inc. (H Shares)	14,680,000	10,522,798
		16,268,288
TOTAL UTILITIES		33,173,125
TOTAL COMMON STOCKS (Cost $877,984,892)		659,160,935
Government Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 3/12/09 to 3/19/09 (e) (Cost $5,599,640)	$ 5,600,000	5,598,914
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	50,904,319	50,904,319
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,490,208	9,490,208
TOTAL MONEY MARKET FUNDS (Cost $60,394,527)		60,394,527
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $943,979,059)	725,154,376
NET OTHER ASSETS - (1.5)%	(10,685,964)
NET ASSETS - 100%	$ 714,468,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,119 MSCI Taiwan Stock Index Contracts (Singapore)	Feb. 2009	$ 33,416,630	$ (1,028,854)

The face value of futures purchased as a percentage of net assets - 4.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,598,914.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 120,301
Fidelity Securities Lending Cash Central Fund	58,794
Total	$ 179,095
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 725,154,376	$ 60,394,527	$ 664,759,849	$ -
Other Financial Instruments*	$ (1,028,854)	$ (1,028,854)	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,227,726)
Total Unrealized Gain (Loss)	2,841,127
Cost of Purchases	629,714
Proceeds of Sales	(2,255,972)
Amortization/Accretion	-
Transfer in/out of Level 3	(2,364,559)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $955,626,557. Net unrealized depreciation aggregated $230,472,181, of which $27,166,896 related to appreciated investment securities and $257,639,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Diversified International Fund

January 31, 2009

1.813063.104

DIF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 3.0%
AMP Ltd.	10,500,000	$ 34,627,848
BHP Billiton Ltd. sponsored ADR (d)	5,600,492	210,242,470
Brambles Ltd.	10,000,000	42,530,936
Cochlear Ltd.	800,000	29,711,705
Computershare Ltd.	3,000,000	13,584,007
CSL Ltd.	11,700,000	275,915,867
Newcrest Mining Ltd.	1,991,200	38,601,710
QBE Insurance Group Ltd.	9,000,000	135,353,072
TOTAL AUSTRALIA		780,567,615
Belgium - 1.2%
Anheuser-Busch InBev NV	11,763,700	299,865,805
Anheuser-Busch InBev NV (strip VVPR) (a)	5,339,200	27,343
TOTAL BELGIUM		299,893,148
Bermuda - 0.3%
Clear Media Ltd. (a)	22,325,000	4,255,132
Covidien Ltd.	1,950,000	74,763,000
TOTAL BERMUDA		79,018,132
Brazil - 1.0%
Banco do Brasil SA	2,000,000	12,198,276
Cosan SA Industria e Comercio (a)	3,174,893	14,232,279
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,365,100	88,165,620
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,156,000	65,059,680
Vivo Participacoes SA sponsored ADR	5,000,000	70,900,000
TOTAL BRAZIL		250,555,855
Canada - 6.7%
Agnico-Eagle Mines Ltd.	896,500	47,902,068
Barrick Gold Corp.	1,286,600	48,426,581
Bombardier, Inc. Class B (sub. vtg.)	12,000,100	37,198,988
Canadian Natural Resources Ltd.	7,200,000	257,786,842
Canadian Pacific Railway Ltd.	2,900,000	88,051,556
EnCana Corp.	7,400,000	329,418,771
Flint Energy Services Ltd. (a)(e)	3,167,600	12,274,014
Niko Resources Ltd. (e)	4,450,000	183,103,969
OPTI Canada, Inc. (a)	2,900,000	3,785,129
OZ Optics Ltd. unit (f)	102,000	481,440
Petrobank Energy & Resources Ltd. (a)(e)	5,475,000	86,646,001
Research In Motion Ltd. (a)	2,900,000	160,660,000
Rogers Communications, Inc. Class B (non-vtg.)	2,250,000	63,470,245
Shoppers Drug Mart Corp.	950,000	35,160,501
Silver Wheaton Corp. (a)	4,408,000	28,838,895
SNC-Lavalin Group, Inc.	2,450,000	69,152,017
Suncor Energy, Inc.	8,099,500	155,336,497
Talisman Energy, Inc.	1,000,000	9,470,979
Trican Well Service Ltd. (e)	7,425,000	41,127,177
Ultra Petroleum Corp. (a)	1,000,000	35,830,000
Viterra, Inc. (a)	1,907,100	14,390,566

	Shares	Value
Westernzagros Resources Ltd. (a)	7,000,000	$ 3,997,226
Yamana Gold, Inc.	2,945,900	23,887,299
TOTAL CANADA		1,736,396,761
Cayman Islands - 0.0%
China Medical Technologies, Inc. sponsored ADR (d)	300,000	4,602,000
Chile - 0.0%
Enersis SA sponsored ADR	157,901	2,265,879
China - 0.2%
China Coal Energy Co. Ltd. (H Shares)	20,000,000	14,356,262
China Shenhua Energy Co. Ltd. (H Shares)	10,000,000	21,320,874
Focus Media Holding Ltd. ADR (a)(d)	2,300,000	16,974,000
Global Bio-Chem Technology Group Co. Ltd.	36,981,600	5,329,746
TOTAL CHINA		57,980,882
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	800,000	27,681,216
Denmark - 0.6%
Carlsberg AS Series B	1,295,433	43,149,961
Genmab AS (a)	750,000	31,420,624
Novo Nordisk AS Series B	1,046,800	56,166,512
Novozymes AS Series B	400,000	32,038,735
TOTAL DENMARK		162,775,832
Finland - 0.4%
Nokia Corp. sponsored ADR	7,300,000	89,571,000
Nokian Tyres Ltd.	400,000	3,922,839
TOTAL FINLAND		93,493,839
France - 7.1%
Alstom SA	1,700,000	82,544,141
AXA SA sponsored ADR (d)	9,000,000	144,900,000
bioMerieux SA	300,000	23,414,126
BNP Paribas SA	2,614,676	100,460,566
Bouygues SA	2,600,000	89,078,153
Cap Gemini SA	7,000,000	242,424,804
CNP Assurances	400,000	26,699,376
Dassault Aviation SA (d)	36,265	18,107,731
Electricite de France	850,000	41,631,195
Essilor International SA	2,350,000	89,900,105
Financiere Marc de Lacharriere SA (Fimalac)	1,350,000	50,123,745
GDF Suez	2,853,623	109,860,550
Groupe Danone	599,550	30,896,055
Ipsen SA	500,000	19,620,597
L'Air Liquide SA	14,650	1,069,771
LVMH Moet Hennessy - Louis Vuitton	900,000	49,322,917
Neopost SA	600,000	48,445,272
Nexans SA	500,406	28,871,785
Pernod Ricard SA	3,300,000	208,038,507
Common Stocks - continued
	Shares	Value
France - continued
Pinault Printemps-Redoute SA (d)	2,300,000	$ 116,698,064
Renault SA	500,000	9,704,674
Sanofi-Aventis	500,000	28,119,451
Societe Generale Series A	2,726,500	115,019,815
Sodexo SA	25,000	1,271,178
Total SA Series B	1,592,300	79,345,301
Vallourec SA	8,000	787,487
VINCI SA	2,000,000	68,726,504
TOTAL FRANCE		1,825,081,870
Germany - 8.7%
adidas AG	3,042,100	105,665,941
Allianz AG sponsored ADR	16,000,000	133,280,000
BASF AG	1,100,000	31,997,258
Bayer AG	6,546,510	348,754,079
Bayerische Motoren Werke AG (BMW)	1,947,200	46,394,733
Deutsche Boerse AG	760,400	38,454,835
Deutsche Telekom AG (Reg.)	165,600	1,993,753
E.ON AG	14,556,540	470,391,270
Fresenius AG	2,770,133	136,544,149
Fresenius Medical Care AG	47,100	2,111,178
GEA Group AG	4,500,000	52,024,990
GFK AG	1,600,000	32,775,680
Linde AG	3,100,000	207,376,592
Metro AG	400,000	14,544,208
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,500,000	199,150,664
RWE AG	2,023,000	157,656,154
Siemens AG sponsored ADR (d)	4,700,300	263,498,818
Symrise AG	500,000	4,673,095
TOTAL GERMANY		2,247,287,397
Hong Kong - 1.0%
China Mobile (Hong Kong) Ltd. sponsored ADR	2,950,000	132,661,500
Esprit Holdings Ltd.	10,000,000	53,081,178
Hong Kong Exchanges & Clearing Ltd.	1,000,000	8,589,326
Hutchison Whampoa Ltd.	7,500,000	38,162,674
Sun Hung Kai Properties Ltd.	3,000,000	26,578,463
TOTAL HONG KONG		259,073,141
India - 1.9%
Bharti Airtel Ltd. (a)	3,100,000	39,811,052
HDFC Bank Ltd.	400,000	7,437,195
Infosys Technologies Ltd.	5,800,000	152,438,335
Infosys Technologies Ltd. sponsored ADR	1,750,000	46,480,000
Reliance Industries Ltd.	4,500,000	120,106,596
Satyam Computer Services Ltd.	20,000,000	21,506,724

	Shares	Value
State Bank of India	4,000,000	$ 93,700,027
Union Bank of India	1,500,000	4,505,933
TOTAL INDIA		485,985,862
Indonesia - 0.4%
PT Bumi Resources Tbk	120,000,000	5,220,120
PT Indosat Tbk sponsored ADR	3,254,900	77,694,463
PT Perusahaan Gas Negara Tbk Series B	130,000,000	24,544,807
TOTAL INDONESIA		107,459,390
Ireland - 1.0%
CRH PLC	4,500,000	104,856,570
Ryanair Holdings PLC sponsored ADR (a)(d)	6,225,000	149,524,500
TOTAL IRELAND		254,381,070
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	800,000	33,160,000
Italy - 1.7%
A2A SpA	10,000,000	17,412,080
ENI SpA	129,800	2,745,221
ENI SpA sponsored ADR	500,000	21,195,000
Fiat SpA	20,857,100	102,407,328
Finmeccanica SpA	102,000	1,602,347
Impregilo SpA (a)	8,000,000	20,423,346
Intesa Sanpaolo SpA	47,954,600	151,802,288
Prysmian SpA	2,000,000	25,349,940
UniCredit SpA	48,000,000	84,929,981
TOTAL ITALY		427,867,531
Japan - 10.9%
Asahi Glass Co. Ltd.	2,000,000	10,445,275
Canon, Inc. sponsored ADR (d)	8,000,000	215,680,000
Daiwa Securities Group, Inc.	7,000,000	38,657,527
East Japan Railway Co.	1,350,000	91,546,773
Fanuc Ltd.	1,700,000	100,752,887
Honda Motor Co. Ltd.	2,500,000	57,457,937
Hoya Corp.	999,500	17,824,190
Japan Tobacco, Inc.	61,556	176,995,579
JSR Corp.	4,000,000	48,634,537
Keyence Corp.	920,000	167,339,442
Konica Minolta Holdings, Inc.	5,250,000	40,886,515
Kubota Corp.	8,000,000	43,513,226
Mitsubishi Corp.	7,800,000	103,076,148
Mitsubishi Estate Co. Ltd.	3,500,000	45,899,485
Mitsubishi UFJ Financial Group, Inc.	52,500,000	291,250,616
Mitsui & Co. Ltd.	11,000,000	114,794,119
Mitsui Fudosan Co. Ltd.	2,500,000	32,243,213
NGK Insulators Ltd.	5,000,000	64,261,518
Nikon Corp.	4,300,000	44,759,544
Nintendo Co. Ltd.	310,000	90,271,996
Nippon Telegraph & Telephone Corp.	500,000	24,217,353
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Holdings, Inc.	13,000,000	$ 84,204,186
ORIX Corp.	1,984,000	86,619,969
Promise Co. Ltd.	1,000,000	18,354,374
Secom Co. Ltd.	10,400	436,731
Sony Financial Holdings, Inc.	38,379	126,500,767
Sumitomo Metal Industries Ltd.	10,000,000	20,010,176
Sumitomo Mitsui Financial Group, Inc.	4,065,000	161,110,329
Sumitomo Trust & Banking Co. Ltd.	6,000,000	29,422,304
THK Co. Ltd.	3,500,000	44,428,445
Tokai Carbon Co. Ltd.	6,000,000	21,599,550
Tokuyama Corp.	3,865,000	23,029,555
Toyota Motor Corp. sponsored ADR (d)	5,899,957	374,706,269
TOTAL JAPAN		2,810,930,535
Korea (South) - 1.2%
Amorepacific Corp.	139,531	62,058,209
LG Household & Health Care Ltd.	229,488	27,570,150
NHN Corp. (a)	1,200,000	118,709,585
Samsung Electronics Co. Ltd.	280,000	97,222,090
TOTAL KOREA (SOUTH)		305,560,034
Luxembourg - 0.4%
SES SA FDR (France) unit	5,916,322	108,847,965
Malaysia - 0.1%
DiGi.com Bhd	6,500,000	36,819,204
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	3,175,000	90,519,250
Grupo Televisa SA de CV (CPO) sponsored ADR	3,700,000	51,763,000
TOTAL MEXICO		142,282,250
Netherlands - 1.8%
Akzo Nobel NV	450,000	16,154,825
Gemalto NV (a)	1,700,000	41,810,757
ING Groep NV sponsored ADR (d)	3,000,000	24,990,000
Koninklijke KPN NV	8,181,900	109,466,744
Unilever NV (Certificaten Van Aandelen)	12,145,000	268,535,434
TOTAL NETHERLANDS		460,957,760
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	2,890,200	117,949,062
Norway - 0.3%
Orkla ASA (A Shares)	4,472,494	29,856,220
Pronova BioPharma ASA (a)	12,999,500	38,463,945
TOTAL NORWAY		68,320,165
Panama - 0.0%
McDermott International, Inc. (a)	1,000,000	10,370,000
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	68,988,224	136,903,566

	Shares	Value
South Africa - 0.3%
Impala Platinum Holdings Ltd.	5,400,000	$ 61,912,992
MTN Group Ltd.	1,000,000	9,498,780
TOTAL SOUTH AFRICA		71,411,772
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	4,000,000	37,160,000
Banco Santander SA sponsored ADR (d)	8,200,000	64,288,000
Enagas SA	5,000,649	87,071,700
Grifols SA	1,300,000	22,935,294
Inditex SA	4,350,000	166,410,833
Red Electrica Corporacion SA	1,700,000	70,083,622
Repsol YPF SA	13,200	235,730
Telefonica SA	31,444,200	557,425,547
TOTAL SPAIN		1,005,610,726
Sweden - 0.4%
Assa Abloy AB (B Shares)	3,259,600	32,814,112
Getinge AB (B Shares) (d)	1,666,666	22,254,741
Svenska Cellulosa AB (SCA) (B Shares)	4,499,600	35,216,131
TOTAL SWEDEN		90,284,984
Switzerland - 12.8%
ABB Ltd. (Reg.)	8,000,330	104,427,102
Actelion Ltd. (Reg.) (a)	4,327,040	235,769,401
Alcon, Inc.	1,704,200	145,947,688
ARYZTA AG (a)	2,000,000	50,004,311
Credit Suisse Group sponsored ADR	800,000	20,392,000
Credit Suisse Group (Reg.)	65,000	1,658,899
EFG International	340,058	4,133,820
Julius Baer Holding Ltd.	1,898,694	56,605,603
Kuehne & Nagel International AG (d)	1,300,000	71,730,322
Lonza Group AG	10,000	914,734
Nestle SA (Reg.)	21,819,621	755,851,687
Nobel Biocare Holding AG (Switzerland)	1,400,000	21,617,381
Novartis AG:
(Reg.)	63,194	2,596,673
sponsored ADR	7,150,000	295,009,000
Roche Holding AG (participation certificate)	3,323,134	468,143,888
Schindler Holding AG (Reg.)	1,400,000	61,194,931
SGS Societe Generale de Surveillance Holding SA (Reg.)	150,000	159,065,437
Sonova Holding AG	2,500,000	120,700,060
Sulzer AG (Reg.)	885,300	44,268,816
Syngenta AG:
sponsored ADR	2,750,000	106,205,000
(Switzerland)	10,300	1,991,917
Tecan Group AG (e)	1,100,000	36,322,097
Transocean Ltd. (a)	1,250,220	68,287,016
UBS AG:
(For. Reg.)	4,657,974	58,412,422
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG: - continued
(NY Shares)	15,000,000	$ 186,750,000
Zurich Financial Services AG (Reg.)	1,210,972	219,246,590
TOTAL SWITZERLAND		3,297,246,795
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	60,460,231
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,000,000	22,620,000
TOTAL TAIWAN		83,080,231
United Kingdom - 16.7%
Aegis Group PLC	10,000,000	11,089,823
Anglo American PLC (United Kingdom)	1,400,000	25,693,597
BAE Systems PLC	11,293,800	65,856,600
Barclays PLC (d)	38,074,000	56,032,023
Bellway PLC	2,450,000	20,457,461
BG Group PLC	7,647,000	105,367,426
BHP Billiton PLC	4,000,000	68,481,466
Bovis Homes Group PLC (e)	7,250,000	40,568,455
BP PLC sponsored ADR	300,000	12,741,000
British Airways PLC	9,959,900	17,340,481
British American Tobacco PLC:
(United Kingdom)	1,883,200	51,653,091
sponsored ADR	4,830,000	266,133,000
British Sky Broadcasting Group PLC (BSkyB)	5,000,000	36,023,803
Cadbury PLC	12,700,000	102,822,950
Capita Group PLC	23,500,451	237,790,653
Centrica PLC	3,437,500	12,856,583
easyJet PLC (a)(e)	29,000,000	125,699,152
European Capital Ltd. (e)	5,819,600	5,960,667
Experian PLC	18,500,000	115,923,074
GlaxoSmithKline PLC	6,500,000	114,676,336
HSBC Holdings PLC:
(United Kingdom) (Reg.)	1,594,971	12,378,880
sponsored ADR (d)	4,944,098	192,028,766
Imperial Tobacco Group PLC	5,696,600	156,325,382
Inchcape PLC	12,179,000	6,620,733
Informa PLC (e)	27,000,000	93,839,469
International Power PLC	22,504,800	88,655,947
Kingfisher PLC	15,000,000	30,246,947
Man Group PLC	45,192,630	135,121,586
Marks & Spencer Group PLC	5,000,000	16,743,458
Misys PLC	15,000,355	25,333,233
National Grid PLC	9,149,300	85,946,072
NEXT PLC	700,000	11,943,666
Pearson PLC	8,100,000	78,144,108
Persimmon PLC (d)	4,200,000	17,580,630
Prudential PLC	13,000,000	62,849,576

	Shares	Value
Reckitt Benckiser Group PLC	11,705,000	$ 453,898,100
Redrow PLC (d)	4,650,000	10,515,761
Rio Tinto PLC sponsored ADR (d)	800,000	69,400,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	136,000	3,410,737
Class A sponsored ADR (d)	650,000	31,999,500
Class B ADR	2,150,000	102,834,500
Smith & Nephew PLC	5,440,500	39,449,204
SSL International PLC	1,500,000	10,959,354
Standard Chartered PLC (United Kingdom)	9,036,100	114,748,838
Tesco PLC	80,000,026	415,411,840
Vodafone Group PLC	825,000	1,532,770
Vodafone Group PLC sponsored ADR	25,800,000	479,622,000
WPP PLC	10,000,000	56,272,588
TOTAL UNITED KINGDOM		4,296,981,286
United States of America - 7.4%
Allergan, Inc.	3,350,000	127,702,000
Bank of America Corp.	3,000,000	19,740,000
Bank of New York Mellon Corp.	2,490,500	64,105,470
Baxter International, Inc.	550,000	32,257,500
C.R. Bard, Inc.	900,000	77,013,000
Coach, Inc. (a)	2,012,500	29,382,500
Flowserve Corp.	700,000	37,317,000
Genentech, Inc. (a)	3,060,000	248,594,400
Goldman Sachs Group, Inc.	1,750,000	141,277,500
Google, Inc. Class A (sub. vtg.) (a)	256,800	86,934,504
Henry Schein, Inc. (a)	900,000	33,687,000
Hess Corp.	800,000	44,488,000
JPMorgan Chase & Co.	3,250,000	82,907,500
Morgan Stanley	3,798,900	76,851,747
Newmont Mining Corp.	1,140,000	45,349,200
Peabody Energy Corp.	1,609,700	40,242,500
Philip Morris International, Inc.	4,000,000	148,600,000
PNC Financial Services Group, Inc.	1,200,000	39,024,000
Stryker Corp.	2,175,000	91,872,000
Synthes, Inc.	1,800,000	217,725,666
Titanium Metals Corp. (d)	3,042,409	21,448,983
Visa, Inc.	1,800,000	88,830,000
Wells Fargo & Co.	5,964,000	112,719,600
TOTAL UNITED STATES OF AMERICA		1,908,070,070
TOTAL COMMON STOCKS (Cost $31,436,112,738)		24,087,153,825
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.1%
Porsche Automobil Holding SE (d)	499,520	$ 29,418,631
Italy - 0.2%
Fiat SpA	2,000,000	5,767,751
Intesa Sanpaolo SpA	22,000,000	49,573,216
TOTAL ITALY		55,340,967
TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,759,598
TOTAL PREFERRED STOCKS (Cost $188,737,636)		84,759,600
Investment Companies - 0.1%

United States of America - 0.1%
United States Natural Gas Fund LP ETF (a) (Cost $30,527,796)	1,000,000	18,130,000
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.78% (b)	1,591,823,282	1,591,823,282
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	697,822,152	697,822,152
TOTAL MONEY MARKET FUNDS (Cost $2,289,645,434)		2,289,645,434
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $33,945,023,604)	26,479,688,859
NET OTHER ASSETS - (2.8)%	(716,069,285)
NET ASSETS - 100%	$ 25,763,619,574
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
89,349,000,000 JPY	Feb. 2009	$ 994,762,624	$ (5,237,376)

(Payable Amount $1,000,000,000)

The value of contracts to buy as a percentage of net assets - 3.9%
Currency Abbreviation
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $481,442 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 36,892,190	$ 2,746,800	$ -	$ -	$ 40,568,455
easyJet PLC	149,638,996	4,142,767	8,126,292	-	125,699,152
European Capital Ltd.	13,349,451	-	-	-	5,960,667
Flint Energy Services Ltd.	20,173,329	-	1,415,273	-	12,274,014
Informa PLC	91,463,882	-	-	-	93,839,469
Niko Resources Ltd.	194,858,186	-	-	92,852	183,103,969
Petrobank Energy & Resources Ltd.	89,650,025	13,088,112	-	-	86,646,001
Tecan Group AG	49,374,624	-	-	-	36,322,097
Trican Well Service Ltd.	69,582,435	-	-	258,213	41,127,177
Total	$ 714,983,118	$ 19,977,679	$ 9,541,565	$ 351,065	$ 625,541,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,185,449
Fidelity Securities Lending Cash Central Fund	3,007,635
Total	$ 8,193,084
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,479,688,859	$ 21,369,718,949	$ 5,109,488,468	$ 481,442
Other Financial Instruments *	$ (5,237,376)	$ -	$ (5,237,376)	$ -
* Other financial instruments include Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,942,833
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,241,271)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(5,220,120)
Ending Balance	$ 481,442

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $34,114,105,962. Net unrealized depreciation aggregated $7,634,417,103, of which $2,746,614,379 related to appreciated investment securities and $10,381,031,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2009

1.861978.100

EME-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 0.6%
Coal of Africa Ltd. (a)	230,100	$ 121,751
International Ferro Metals	385,754	100,657
TOTAL AUSTRALIA		222,408
Canada - 0.2%
Westernzagros Resources Ltd. (a)	120,500	68,809
Cayman Islands - 0.9%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	82,000	297,660
Czech Republic - 5.2%
Ceske Energeticke Zavody AS	39,350	1,361,570
Telefonica O2 Czech Republic AS	24,913	466,536
TOTAL CZECH REPUBLIC		1,828,106
Egypt - 4.5%
EFG-Hermes Holding SAE	61,600	161,567
Egyptian Co. for Mobile Services (MobiNil)	52,544	1,256,563
Orascom Construction Industries	7,980	157,693
TOTAL EGYPT		1,575,823
Israel - 7.8%
EL AL Israel Airlines Ltd.	54,300	11,891
Mizrahi Tefahot Bank Ltd.	27,700	130,457
Partner Communications Co. Ltd. ADR	6,300	97,335
Teva Pharmaceutical Industries Ltd.	60,400	2,484,961
TOTAL ISRAEL		2,724,644
Kenya - 2.5%
Athi River Mining Ltd.	353,422	376,688
British American Tobacco Kenya Ltd.	60,000	102,320
East African Breweries Ltd.	235,118	400,954
TOTAL KENYA		879,962
Nigeria - 1.9%
Guaranty Trust Bank PLC (Reg. S) unit	170,317	396,839
Nigerian Breweries PLC	911,706	183,812
Zenith Bank PLC	870,000	70,770
TOTAL NIGERIA		651,421
Russia - 26.2%
Comstar United TeleSystems OJSC GDR (Reg. S)	81,000	194,400
Lukoil Oil Co.	5,800	196,787
Lukoil Oil Co. sponsored ADR	62,600	2,051,402
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Iron & Steel Corp.	23,400	$ 198,666
OAO Gazprom	1,229,200	4,034,469
OAO NOVATEK (a)	45,100	82,060
OAO Tatneft	447,800	748,927
Polymetal JSC GDR (Reg. S) (a)	172,750	775,648
Sberbank (Savings Bank of the Russian Federation)	1,497,700	696,417
Sberbank (Savings Bank of the Russian Federation) GDR	1,100	102,808
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	5,700	138,225
TOTAL RUSSIA		9,219,809
South Africa - 42.1%
AFGRI Ltd.	187,055	89,837
Africa Cellular Towers Ltd. (a)	2,702,300	276,551
African Rainbow Minerals Ltd.	25,200	292,703
AngloGold Ashanti Ltd.	6,900	195,808
Austro Group Ltd.	411,000	25,562
Aveng Ltd.	48,000	122,842
Cashbuild Ltd.	23,200	129,350
DRDGOLD Ltd.	990,354	682,240
Exxaro Resources Ltd.	154,300	1,021,548
Gold Fields Ltd.	67,100	705,242
Harmony Gold Mining Co. Ltd. (a)	153,800	1,814,889
Kumba Iron Ore Ltd.	7,700	111,104
Kwikspace Modular Buildings Ltd.	936,224	679,660
MTN Group Ltd.	327,450	3,110,376
Murray & Roberts Holdings Ltd.	126,700	530,175
New Clicks Holdings Ltd.	119,300	191,755
Paracon Holdings Ltd.	923,200	135,028
Raubex Group Ltd.	608,800	1,007,266
Sasol Ltd.	102,900	2,744,476
Shoprite Holdings Ltd.	177,300	940,918
TOTAL SOUTH AFRICA		14,807,330
Turkey - 2.3%
Bim Birlesik Magazalar AS JSC	38,000	820,909
United Kingdom - 2.0%
Aricom PLC (a)	1,123,600	325,765
Randgold Resources Ltd. sponsored ADR	8,300	369,018
TOTAL UNITED KINGDOM		694,783
United States of America - 0.4%
CTC Media, Inc. (a)	42,500	146,625
Common Stocks - continued
	Shares	Value
Zambia - 0.4%
Celtel Zambia Ltd.	2,790,201	$ 151,700
TOTAL COMMON STOCKS (Cost $64,275,844)		34,089,989
Investment Companies - 2.4%

Canada - 2.4%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $827,933)	57,600	838,732
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.78% (b) (Cost $529,765)	529,765	529,765
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $65,633,542)		35,458,486
NET OTHER ASSETS - (0.9)%		(313,637)
NET ASSETS - 100%		$ 35,144,849
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,804
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,458,486	$ 14,892,496	$ 20,565,990	$ 0
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $66,559,396. Net unrealized depreciation aggregated $31,100,910, of which $836,529 related to appreciated investment securities and $31,937,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Europe, Middle East,
Africa (AEME) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.861996.100

AEME-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 0.6%
Coal of Africa Ltd. (a)	230,100	$ 121,751
International Ferro Metals	385,754	100,657
TOTAL AUSTRALIA		222,408
Canada - 0.2%
Westernzagros Resources Ltd. (a)	120,500	68,809
Cayman Islands - 0.9%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	82,000	297,660
Czech Republic - 5.2%
Ceske Energeticke Zavody AS	39,350	1,361,570
Telefonica O2 Czech Republic AS	24,913	466,536
TOTAL CZECH REPUBLIC		1,828,106
Egypt - 4.5%
EFG-Hermes Holding SAE	61,600	161,567
Egyptian Co. for Mobile Services (MobiNil)	52,544	1,256,563
Orascom Construction Industries	7,980	157,693
TOTAL EGYPT		1,575,823
Israel - 7.8%
EL AL Israel Airlines Ltd.	54,300	11,891
Mizrahi Tefahot Bank Ltd.	27,700	130,457
Partner Communications Co. Ltd. ADR	6,300	97,335
Teva Pharmaceutical Industries Ltd.	60,400	2,484,961
TOTAL ISRAEL		2,724,644
Kenya - 2.5%
Athi River Mining Ltd.	353,422	376,688
British American Tobacco Kenya Ltd.	60,000	102,320
East African Breweries Ltd.	235,118	400,954
TOTAL KENYA		879,962
Nigeria - 1.9%
Guaranty Trust Bank PLC (Reg. S) unit	170,317	396,839
Nigerian Breweries PLC	911,706	183,812
Zenith Bank PLC	870,000	70,770
TOTAL NIGERIA		651,421
Russia - 26.2%
Comstar United TeleSystems OJSC GDR (Reg. S)	81,000	194,400
Lukoil Oil Co.	5,800	196,787
Lukoil Oil Co. sponsored ADR	62,600	2,051,402
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Iron & Steel Corp.	23,400	$ 198,666
OAO Gazprom	1,229,200	4,034,469
OAO NOVATEK (a)	45,100	82,060
OAO Tatneft	447,800	748,927
Polymetal JSC GDR (Reg. S) (a)	172,750	775,648
Sberbank (Savings Bank of the Russian Federation)	1,497,700	696,417
Sberbank (Savings Bank of the Russian Federation) GDR	1,100	102,808
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	5,700	138,225
TOTAL RUSSIA		9,219,809
South Africa - 42.1%
AFGRI Ltd.	187,055	89,837
Africa Cellular Towers Ltd. (a)	2,702,300	276,551
African Rainbow Minerals Ltd.	25,200	292,703
AngloGold Ashanti Ltd.	6,900	195,808
Austro Group Ltd.	411,000	25,562
Aveng Ltd.	48,000	122,842
Cashbuild Ltd.	23,200	129,350
DRDGOLD Ltd.	990,354	682,240
Exxaro Resources Ltd.	154,300	1,021,548
Gold Fields Ltd.	67,100	705,242
Harmony Gold Mining Co. Ltd. (a)	153,800	1,814,889
Kumba Iron Ore Ltd.	7,700	111,104
Kwikspace Modular Buildings Ltd.	936,224	679,660
MTN Group Ltd.	327,450	3,110,376
Murray & Roberts Holdings Ltd.	126,700	530,175
New Clicks Holdings Ltd.	119,300	191,755
Paracon Holdings Ltd.	923,200	135,028
Raubex Group Ltd.	608,800	1,007,266
Sasol Ltd.	102,900	2,744,476
Shoprite Holdings Ltd.	177,300	940,918
TOTAL SOUTH AFRICA		14,807,330
Turkey - 2.3%
Bim Birlesik Magazalar AS JSC	38,000	820,909
United Kingdom - 2.0%
Aricom PLC (a)	1,123,600	325,765
Randgold Resources Ltd. sponsored ADR	8,300	369,018
TOTAL UNITED KINGDOM		694,783
United States of America - 0.4%
CTC Media, Inc. (a)	42,500	146,625
Common Stocks - continued
	Shares	Value
Zambia - 0.4%
Celtel Zambia Ltd.	2,790,201	$ 151,700
TOTAL COMMON STOCKS (Cost $64,275,844)		34,089,989
Investment Companies - 2.4%

Canada - 2.4%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $827,933)	57,600	838,732
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.78% (b) (Cost $529,765)	529,765	529,765
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $65,633,542)		35,458,486
NET OTHER ASSETS - (0.9)%		(313,637)
NET ASSETS - 100%		$ 35,144,849
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,804
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,458,486	$ 14,892,496	$ 20,565,990	$ 0
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $66,559,396. Net unrealized depreciation aggregated $31,100,910, of which $836,529 related to appreciated investment securities and $31,937,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Fund

January 31, 2009

1.813065.104

EMF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	988,937	$ 3,057,053
Bahrain - 0.2%
Gulf Finance House BSC:
(Reg. S) unit	225,900	1,328,292
GDR (f)	262,462	1,543,277
TOTAL BAHRAIN		2,871,569
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia)	2,008,059	4,841,243
Central European Media Enterprises Ltd. Class A (a)(e)	335,500	3,308,030
Credicorp Ltd. (NY Shares)	273,200	11,283,160
Ports Design Ltd.	4,436,500	4,486,949
TOTAL BERMUDA		23,919,382
Brazil - 15.6%
America Latina Logistica SA unit	1,931,800	7,352,497
Anhanguera Educacional Participacoes SA unit	410,059	2,156,345
Banco ABC Brasil SA	569,000	1,177,241
Banco Bradesco SA:
(PN)	2,310,600	20,715,724
(PN) sponsored ADR	257,000	2,300,150
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	971,900	13,208,121
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	1,301,000	19,645,100
Companhia Vale do Rio Doce (PN-A) sponsored ADR	5,264,300	63,908,602
GVT Holding SA (a)	891,700	9,455,095
MRV Engenharia e Participacoes SA	685,000	3,206,509
Net Servicos de Comunicacao SA sponsored ADR (e)	1,310,066	8,345,120
OGX Petroleo e Gas Participacoes SA	34,100	8,226,772
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,175,400	34,286,108
(PN) sponsored ADR (non-vtg.)	1,985,100	42,997,266
sponsored ADR	334,900	8,774,380
Redecard SA	1,083,700	12,121,558
Uniao de Bancos Brasileiros SA (Unibanco):
unit	929,300	5,267,369
GDR	194,900	10,968,972
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	905,800	11,213,179
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,462,100	8,480,180
TOTAL BRAZIL		293,806,288
Cayman Islands - 1.3%
Chaoda Modern Agriculture (Holdings) Ltd.	15,829,905	9,995,668
China Dongxiang Group Co. Ltd.	18,881,000	5,445,473

	Shares	Value
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	308,900	$ 2,906,749
The United Laboratories International Holdings Ltd.	7,120,000	1,644,373
Xinao Gas Holdings Ltd.	1,856,000	1,661,499
Yingli Green Energy Holding Co. Ltd. ADR (a)(e)	628,100	3,511,079
TOTAL CAYMAN ISLANDS		25,164,841
China - 9.3%
Baidu.com, Inc. sponsored ADR (a)(e)	55,000	7,082,350
China Coal Energy Co. Ltd. (H Shares)	15,407,700	11,059,849
China Communications Construction Co. Ltd. (H Shares)	3,169,000	3,067,429
China Construction Bank Corp. (H Shares)	62,602,000	30,532,911
China Gas Holdings Ltd.	19,410,000	2,732,918
China Merchants Bank Co. Ltd. (H Shares)	11,671,000	18,846,664
China Petroleum & Chemical Corp.:
(H Shares)	10,536,000	5,679,902
sponsored ADR (H Shares)(e)	202,600	10,952,556
China Railway Construction Corp. (H Shares)	4,796,000	6,555,939
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	18,573,000	8,774,050
China Yurun Food Group Ltd.	5,052,000	5,909,665
Golden Eagle Retail Group Ltd. (H Shares) (e)	11,154,000	5,938,336
Industrial & Commercial Bank of China	80,422,000	34,002,486
Tencent Holdings Ltd.	1,991,400	12,168,104
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	5,315,583
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,322,000	1,048,510
ZTE Corp. (H Shares)	1,854,400	5,277,908
TOTAL CHINA		174,945,160
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	468,000	115,334
Czech Republic - 2.4%
Ceske Energeticke Zavody AS	726,000	25,120,704
Komercni Banka AS	97,200	10,824,054
Philip Morris CR AS	32,977	9,628,166
TOTAL CZECH REPUBLIC		45,572,924
Egypt - 1.5%
Commercial International Bank Ltd. sponsored GDR	2,042,787	11,541,747
Eastern Tobacco Co.	183,045	5,754,581
Orascom Construction Industries SAE GDR	132,012	5,392,690
Telecom Egypt SAE	1,971,000	5,169,604
TOTAL EGYPT		27,858,622
Common Stocks - continued
	Shares	Value
Georgia - 0.0%
Bank of Georgia unit (a)	225,200	$ 867,020
Hong Kong - 6.8%
China Mobile (Hong Kong) Ltd.	7,745,900	69,727,739
China Resources Power Holdings Co. Ltd.	8,701,500	15,962,447
CNOOC Ltd.	27,171,000	23,384,752
CNOOC Ltd. sponsored ADR (e)	47,000	4,043,880
CNPC (Hong Kong) Ltd.	23,346,000	6,587,188
REXCAPITAL Financial Holdings Ltd. (a)	69,720,000	2,348,887
Shanghai Industrial Holdings Ltd. (H Shares)	2,133,000	5,435,572
TOTAL HONG KONG		127,490,465
India - 6.8%
Axis Bank Ltd.	594,981	5,187,012
Axis Bank Ltd. GDR (Reg. S)	481,200	4,234,560
Bank of India	2,156,656	10,872,860
Bharat Heavy Electricals Ltd.	270,659	7,216,989
Bharti Airtel Ltd. (a)	732,978	9,413,105
Educomp Solutions Ltd.	177,800	6,456,444
Housing Development Finance Corp. Ltd.	579,602	17,903,849
ICICI Bank Ltd.	2,041,156	16,964,303
Infosys Technologies Ltd. sponsored ADR	854,000	22,682,240
ITC Ltd.	1,500	5,481
Jain Irrigation Systems Ltd.	285,881	1,947,211
Larsen & Toubro Ltd.	119,465	1,665,107
Reliance Industries Ltd.	112,951	3,014,702
Rolta India Ltd.	2,916,303	5,453,889
Sintex Industries Ltd.	1,483,223	4,097,513
Tata Power Co. Ltd.	760,272	11,699,788
TOTAL INDIA		128,815,053
Indonesia - 3.3%
PT Astra International Tbk	11,144,000	12,534,096
PT Bank Rakyat Indonesia Tbk	36,352,500	14,234,508
PT Bumi Resources Tbk	81,292,000	3,536,283
PT Perusahaan Gas Negara Tbk Series B	81,695,600	15,424,637
PT Tambang Batubbara Bukit Asam Tbk	3,073,000	1,955,592
PT Telkomunikasi Indonesia Tbk:
Series B	22,780,000	12,505,543
sponsored ADR (e)	87,400	1,914,934
TOTAL INDONESIA		62,105,593
Ireland - 0.1%
Dragon Oil PLC (a)	1,064,000	2,460,172
Israel - 4.6%
Cellcom Israel Ltd.	418,200	8,857,476
Check Point Software Technologies Ltd. (a)	811,900	18,405,773

	Shares	Value
Israel Chemicals Ltd.	1,787,600	$ 12,694,423
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,116,300	46,270,635
TOTAL ISRAEL		86,228,307
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit	276,386	657,799
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	617,059	7,836,649
TOTAL KAZAKHSTAN		8,494,448
Korea (South) - 9.1%
Hana Financial Group, Inc.	284,750	4,653,508
Hyundai Industrial Development & Construction Co.	82,020	2,142,151
Hyundai Mobis	192,237	8,938,909
Korea Gas Corp.	240,129	8,857,658
KT&G Corp.	260,547	15,587,216
LG Household & Health Care Ltd.	51,854	6,229,618
LIG Non-Life Insurance Co. Ltd.	375,700	3,043,412
MegaStudy Co. Ltd.	88,938	10,722,530
Meritz Fire & Marine Insurance Co. Ltd.	2,387,760	6,057,855
NHN Corp. (a)	147,687	14,609,885
POSCO	57,253	14,599,672
POSCO sponsored ADR (e)	75,600	4,802,112
Samsung Electronics Co. Ltd.	108,368	37,627,727
Shinhan Financial Group Co. Ltd.	895,020	18,056,902
STX Pan Ocean Co. Ltd. (Korea)	162,620	1,164,997
Taewoong Co. Ltd.	216,703	13,982,881
TOTAL KOREA (SOUTH)		171,077,033
Lebanon - 0.3%
Solidere GDR	333,800	5,007,000
Luxembourg - 0.8%
Evraz Group SA GDR	354,000	2,994,840
MHP SA:
GDR (a)(f)	584,500	2,191,875
GDR (Reg. S)	30,000	112,500
Millicom International Cellular SA	235,700	9,230,012
TOTAL LUXEMBOURG		14,529,227
Malaysia - 1.3%
DiGi.com Bhd	2,072,500	11,739,662
Parkson Holdings Bhd	10,410	9,304
Public Bank Bhd	5,066,000	12,286,660
TOTAL MALAYSIA		24,035,626
Mexico - 3.5%
America Movil SAB de CV Series L sponsored ADR	1,468,400	41,864,084
Fomento Economico Mexicano SAB de CV sponsored ADR	558,200	15,713,330
Grupo Financiero Banorte SAB de CV Series O	6,775,000	8,926,573
TOTAL MEXICO		66,503,987
Common Stocks - continued
	Shares	Value
Nigeria - 0.1%
Guaranty Trust Bank PLC:
(Reg. S) unit	626,181	$ 1,459,002
sponsored GDR (f)	480,872	1,120,432
TOTAL NIGERIA		2,579,434
Oman - 0.2%
BankMuscat SAOG sponsored GDR	624,000	3,744,000
Panama - 0.3%
Intergroup Financial Services Corp.	285,840	2,829,816
Intergroup Financial Services Corp. (a)(f)	222,096	2,198,750
TOTAL PANAMA		5,028,566
Papua New Guinea - 0.3%
Oil Search Ltd.	2,093,978	5,669,433
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	647,400	12,197,016
Philippines - 0.1%
Security Bank Corp.	114,800	58,048
SM Investments Corp.	526,637	2,164,339
TOTAL PHILIPPINES		2,222,387
Poland - 0.5%
Powszechna Kasa Oszczednosci Bank SA	1,242,200	9,912,782
Russia - 4.8%
Bank St. Petersburg OJSC	1,522,669	1,059,760
LSR Group OJSC (a)	124,500	444,578
Lukoil Oil Co. sponsored ADR	482,450	16,186,198
Magnit OJSC GDR (Reg. S) (a)	371,000	1,799,350
Mobile TeleSystems OJSC sponsored ADR	431,300	9,186,690
OAO Gazprom sponsored ADR	2,280,959	29,903,372
OAO Raspadskaya	1,580,000	1,338,671
OAO TMK	525,400	664,578
OJSC Oil Co. Rosneft GDR (Reg. S) unit	2,442,100	7,594,931
Polymetal JSC GDR (Reg. S) (a)	985,800	4,426,242
Rosinter Restaurants Holding (a)	108,200	526,393
Sberbank (Savings Bank of the Russian Federation)	12,649,000	5,881,667
Sberbank (Savings Bank of the Russian Federation) GDR	33,500	3,130,974
Uralkali JSC	1,542,600	1,816,987
Uralkali JSC GDR (Reg. S)	250,500	1,573,140
VSMPO-Avisma Corp.	9,600	261,542
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(e)	185,275	4,492,919
TOTAL RUSSIA		90,287,992
South Africa - 10.4%
African Bank Investments Ltd.	4,152,699	10,613,245
African Rainbow Minerals Ltd.	896,361	10,411,418

	Shares	Value
Aspen Pharmacare Holdings Ltd. (a)	3,269,720	$ 13,481,830
Aveng Ltd.	2,503,400	6,406,707
Exxaro Resources Ltd.	1,563,412	10,350,622
FirstRand Ltd.	9,807,556	14,173,329
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(e)	1,649,900	19,468,820
Illovo Sugar Ltd.	2,802,076	6,525,320
Impala Platinum Holdings Ltd.	1,099,528	12,606,494
JD Group Ltd.	1,206,895	4,291,006
Mr. Price Group Ltd.	4,373,571	11,068,644
MTN Group Ltd.	2,866,900	27,232,053
Murray & Roberts Holdings Ltd.	952,100	3,984,053
Raubex Group Ltd.	4,288,963	7,096,135
Sasol Ltd.	75,000	2,000,347
Sasol Ltd. sponsored ADR (e)	954,000	25,328,700
Shoprite Holdings Ltd.	1,926,535	10,223,976
TOTAL SOUTH AFRICA		195,262,699
Taiwan - 5.0%
Acer, Inc.	6,252,000	7,726,785
Asia Cement Corp.	12,057,000	8,442,861
First Financial Holding Co. Ltd.	28,227,588	12,075,499
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,727,302	20,551,750
HTC Corp.	1,631,300	15,404,577
Siliconware Precision Industries Co. Ltd.	9,775,633	7,764,004
Taiwan Mobile Co. Ltd.	7,946,000	11,049,387
Taiwan Semiconductor Manufacturing Co. Ltd.	9,148,000	11,184,537
TOTAL TAIWAN		94,199,400
Thailand - 1.8%
Minor International PCL (For. Reg.)	25,357,774	5,143,353
PTT Exploration & Production PCL (For. Reg.)	4,729,100	13,010,499
Siam Commercial Bank PCL (For. Reg.)	6,722,800	9,848,186
Total Access Communication PCL (For. Reg.)	5,962,600	4,955,191
TOTAL THAILAND		32,957,229
Turkey - 2.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	2,093,665	14,142,081
Asya Katilim Bankasi AS	10,189,468	6,634,656
Bim Birlesik Magazalar AS JSC	49,000	1,058,541
Enka Insaat ve Sanayi AS	3,141,963	10,324,713
Tupras-Turkiye Petrol Rafinerileri AS	1,101,400	10,522,716
Turkiye Garanti Bankasi AS (a)	7,886,895	10,798,706
TOTAL TURKEY		53,481,413
United Kingdom - 1.1%
Cairn Energy PLC (a)	139,955	3,692,521
Hikma Pharmaceuticals PLC	898,839	4,661,490
Randgold Resources Ltd. sponsored ADR	262,700	11,679,642
TOTAL UNITED KINGDOM		20,033,653
Common Stocks - continued
	Shares	Value
United States of America - 0.7%
Central European Distribution Corp. (a)(e)	372,594	$ 4,508,387
CTC Media, Inc. (a)	876,517	3,023,984
Freeport-McMoRan Copper & Gold, Inc. Class B	255,000	6,410,700
TOTAL UNITED STATES OF AMERICA		13,943,071
TOTAL COMMON STOCKS (Cost $2,590,945,265)		1,836,444,179
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13 (g)(h) (Cost $308,511)	BRL	4,841	161,172
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	56,779,999	56,779,999
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	62,565,082	62,565,082
TOTAL MONEY MARKET FUNDS (Cost $119,345,081)		119,345,081
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $2,710,598,857)	1,955,950,432
NET OTHER ASSETS - (3.9)%	(74,052,328)
NET ASSETS - 100%	$ 1,881,898,104
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,054,334 or 0.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,172 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13	8/22/07	$ 308,511
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 220,444
Fidelity Securities Lending Cash Central Fund	287,195
Total	$ 507,639
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,955,950,432	$ 996,615,287	$ 959,335,145	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 10,123,190
Total Realized Gain (Loss)	(224,813)
Total Unrealized Gain (Loss)	(6,725,904)
Cost of Purchases	376,985
Proceeds of Sales	(13,175)
Amortization/Accretion	-
Transfer in/out of Level 3	(3,536,283)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,743,943,333. Net unrealized depreciation aggregated $787,992,901, of which $173,556,004 related to appreciated investment securities and $961,548,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Capital Appreciation Fund

January 31, 2009

1.813014.104

ECA-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.5%
CSL Ltd.	90,845	$ 2,142,357
Belgium - 1.6%
Anheuser-Busch InBev NV	190,680	4,860,581
Anheuser-Busch InBev NV (strip VVPR) (a)	103,680	531
Umicore SA	102,700	1,921,022
TOTAL BELGIUM		6,782,134
Bermuda - 0.3%
Signet Jewelers Ltd. (United Kingdom)	156,900	1,109,388
Brazil - 0.6%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	105,700	2,289,462
Canada - 0.6%
EnCana Corp.	16,100	716,708
Petrobank Energy & Resources Ltd. (a)	97,400	1,541,428
TOTAL CANADA		2,258,136
Denmark - 1.6%
Genmab AS (a)	49,000	2,052,814
Novo Nordisk AS Series B	86,500	4,641,195
TOTAL DENMARK		6,694,009
Finland - 0.6%
Nokia Corp. sponsored ADR	117,150	1,437,431
Nokian Tyres Ltd.	117,005	1,147,479
TOTAL FINLAND		2,584,910
France - 11.7%
AXA SA	188,700	2,971,582
BNP Paribas SA	87,600	3,365,750
Bouygues SA	59,200	2,028,241
Cap Gemini SA	104,400	3,615,593
Essilor International SA	51,600	1,973,977
GDF Suez	84,100	3,237,734
Pernod Ricard SA	35,800	2,256,903
Pinault Printemps-Redoute SA	67,000	3,399,465
Sanofi-Aventis	109,700	6,169,408
Schneider Electric SA	42,600	2,713,949
Societe Generale Series A	90,750	3,828,369
Total SA sponsored ADR (d)	172,200	8,572,116
Unibail-Rodamco	23,100	3,111,431
Vallourec SA	10,200	1,004,046
TOTAL FRANCE		48,248,564
Germany - 9.1%
Bayer AG	53,000	2,823,484
Bayerische Motoren Werke AG (BMW)	122,300	2,913,967
Deutsche Post AG	100,600	1,259,646
E.ON AG	223,200	7,212,657
Fresenius SE	42,400	2,089,962
Fresenius Medical Care AG	46,700	2,093,248

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	50,700	$ 6,731,292
SAP AG	88,800	3,141,587
SAP AG sponsored ADR	28,200	997,716
Siemens AG (Reg.) (d)	98,200	5,505,076
Wincor Nixdorf AG	60,600	2,888,533
TOTAL GERMANY		37,657,168
Hong Kong - 0.7%
Esprit Holdings Ltd.	523,900	2,780,923
Ireland - 1.4%
CRH PLC	171,900	4,005,521
Ryanair Holdings PLC sponsored ADR (a)(d)	81,300	1,952,826
TOTAL IRELAND		5,958,347
Italy - 4.3%
ENI SpA sponsored ADR (d)	225,100	9,541,989
Fiat SpA	227,500	1,117,014
Intesa Sanpaolo SpA	1,489,200	4,714,125
UniCredit SpA	1,266,200	2,240,382
TOTAL ITALY		17,613,510
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	73,700	1,670,610
Netherlands - 6.4%
Akzo Nobel NV	57,000	2,046,278
ASML Holding NV (Netherlands)	84,400	1,395,712
ING Groep NV (Certificaten Van Aandelen)	175,800	1,450,775
Koninklijke Ahold NV	335,200	4,038,792
Koninklijke KPN NV	643,000	8,602,784
Unilever NV (Certificaten Van Aandelen)	408,100	9,023,410
TOTAL NETHERLANDS		26,557,751
Norway - 0.8%
Pronova BioPharma ASA (a)	182,824	540,954
Telenor ASA	400,400	2,620,865
TOTAL NORWAY		3,161,819
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	645,510	1,280,981
Russia - 0.2%
OAO Gazprom sponsored ADR	53,300	698,763
Spain - 5.4%
Banco Santander SA	240,900	1,949,241
Gestevision Telecinco SA	216,400	1,867,364
Iberdrola SA	616,100	4,795,860
Inditex SA	66,800	2,555,458
Telefonica SA sponsored ADR (d)	205,000	10,990,050
TOTAL SPAIN		22,157,973
Common Stocks - continued
	Shares	Value
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	112,900	$ 4,370,845
Hexagon AB (B Shares)	35,101	117,856
TOTAL SWEDEN		4,488,701
Switzerland - 14.5%
ABB Ltd. (Reg.)	100,361	1,309,997
Actelion Ltd. (Reg.) (a)	21,501	1,171,535
Credit Suisse Group sponsored ADR	20,100	512,349
Credit Suisse Group (Reg.)	193,124	4,928,820
EFG International	42,540	517,126
Nestle SA (Reg.)	506,309	17,539,008
Nobel Biocare Holding AG (Switzerland)	35,005	540,512
Novartis AG (Reg.)	127,734	5,248,653
Roche Holding AG (participation certificate)	88,391	12,452,013
Schindler Holding AG (participation certificate)	32,198	1,453,199
Sonova Holding AG	26,283	1,268,944
UBS AG:
(For. Reg.)	305,538	3,831,540
(NY Shares)	201,875	2,513,344
Zurich Financial Services AG (Reg.)	35,825	6,486,120
TOTAL SWITZERLAND		59,773,160
United Kingdom - 32.1%
Aegis Group PLC	1,055,000	1,169,976
Autonomy Corp. PLC (a)	130,700	2,072,794
BAE Systems PLC	577,900	3,369,860
Barclays PLC	2,064,800	3,038,686
Bellway PLC	207,800	1,735,127
BG Group PLC	457,900	6,309,369
BHP Billiton PLC	308,900	5,288,481
Bovis Homes Group PLC	302,300	1,691,565
BP PLC	1,035,600	7,336,485
BP PLC sponsored ADR	98,100	4,166,307
British Airways PLC	442,700	770,754
British American Tobacco PLC (United Kingdom)	268,400	7,361,772
Burberry Group PLC	481,600	1,766,323
Capita Group PLC	325,500	3,293,590
Centrica PLC	904,100	3,381,422
easyJet PLC (a)	164,400	712,584
Experian PLC	1,067,900	6,691,581
HSBC Holdings PLC sponsored ADR (d)	155,900	6,055,156
Imperial Tobacco Group PLC	163,700	4,492,235
Informa PLC	349,600	1,215,047
Kesa Electricals PLC	1,338,800	1,960,199
Kingfisher PLC	1,698,300	3,424,559
Man Group PLC	805,187	2,407,431
National Grid PLC	321,200	3,017,267
NEXT PLC	64,600	1,102,230
Persimmon PLC (d)	571,800	2,393,477

	Shares	Value
Prudential PLC	633,700	$ 3,063,675
Reckitt Benckiser Group PLC	174,900	6,782,296
Redrow PLC (d)	240,900	544,784
Royal Dutch Shell PLC Class A (United Kingdom)	484,100	12,140,717
SSL International PLC	367,200	2,682,850
Standard Chartered PLC (United Kingdom)	423,234	5,374,621
Tesco PLC	561,800	2,917,229
Tullow Oil PLC	126,500	1,268,995
Vodafone Group PLC	2,897,200	5,382,716
Vodafone Group PLC sponsored ADR	322,750	5,999,923
TOTAL UNITED KINGDOM		132,382,083
United States of America - 3.8%
Citigroup, Inc.	170,300	604,565
Coach, Inc. (a)	82,400	1,203,040
Genentech, Inc. (a)	25,200	2,047,248
Goldman Sachs Group, Inc.	37,900	3,059,667
JPMorgan Chase & Co.	49,600	1,265,296
Molson Coors Brewing Co. Class B	56,500	2,275,255
Morgan Stanley	134,100	2,712,843
Synthes, Inc.	16,313	1,973,199
Virgin Media, Inc.	113,300	514,382
TOTAL UNITED STATES OF AMERICA		15,655,495
TOTAL COMMON STOCKS (Cost $541,840,850)		403,946,244
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Telecom Italia SpA (Risparmio Shares) (Cost $1,106,882)	1,056,700	1,025,493
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.78% (b)	6,901,085	6,901,085
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	22,827,835	22,827,835
TOTAL MONEY MARKET FUNDS (Cost $29,728,920)		29,728,920
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $572,676,652)	434,700,657
NET OTHER ASSETS - (5.5)%	(22,620,438)
NET ASSETS - 100%	$ 412,080,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,585
Fidelity Securities Lending Cash Central Fund	88,169
Total	$ 140,754
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 434,700,657	$ 368,784,343	$ 65,916,314	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $586,046,284. Net unrealized depreciation aggregated $151,345,627, of which $9,677,519 related to appreciated investment securities and $161,023,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Fund

January 31, 2009

1.813067.104

EUR-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 0.6%
CSL Ltd.	571,710	$ 13,482,381
Belgium - 1.6%
Anheuser-Busch InBev NV	1,072,100	27,328,658
Umicore SA	587,800	10,994,907
TOTAL BELGIUM		38,323,565
Bermuda - 0.3%
Signet Jewelers Ltd. (United Kingdom)	898,600	6,353,702
Brazil - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	604,300	13,089,138
Canada - 0.6%
EnCana Corp.	130,000	5,787,087
Petrobank Energy & Resources Ltd. (a)	523,800	8,289,530
TOTAL CANADA		14,076,617
Denmark - 1.9%
Genmab AS (a)	295,000	12,358,779
Novo Nordisk AS Series B	605,200	32,472,271
TOTAL DENMARK		44,831,050
Finland - 0.6%
Nokia Corp.	654,400	8,020,033
Nokian Tyres Ltd.	671,411	6,584,593
TOTAL FINLAND		14,604,626
France - 11.6%
AXA SA	1,104,800	17,398,009
BNP Paribas SA	500,900	19,245,481
Bouygues SA	335,200	11,484,230
Cap Gemini SA	548,600	18,999,178
Essilor International SA	351,800	13,458,237
GDF Suez	480,500	18,498,587
Pernod Ricard SA	209,100	13,182,076
Pinault Printemps-Redoute SA (d)	403,600	20,477,973
Sanofi-Aventis	614,200	34,541,933
Schneider Electric SA	244,800	15,595,652
Societe Generale Series A	516,200	21,776,354
Total SA:
Series B	853,400	42,525,453
sponsored ADR	121,400	6,043,292
Unibail-Rodamco	127,300	17,146,541
Vallourec SA	58,600	5,768,342
TOTAL FRANCE		276,141,338
Germany - 8.9%
Bayer AG	261,000	13,904,327
Bayerische Motoren Werke AG (BMW)	753,000	17,941,266
Deutsche Post AG	577,700	7,233,575
E.ON AG	1,253,100	40,493,641
Fresenius SE	58,200	2,868,768
Fresenius Medical Care AG	465,000	20,842,836

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	282,800	$ 37,546,539
SAP AG	681,000	24,092,578
Siemens AG (Reg.) (d)	528,500	29,627,626
Wincor Nixdorf AG	337,500	16,087,129
TOTAL GERMANY		210,638,285
Hong Kong - 0.7%
Esprit Holdings Ltd.	3,034,400	16,106,953
Ireland - 1.4%
CRH PLC	971,300	22,632,708
Ryanair Holdings PLC sponsored ADR (a)(d)	422,300	10,143,646
TOTAL IRELAND		32,776,354
Italy - 4.3%
ENI SpA	1,377,800	29,139,951
ENI SpA sponsored ADR	618,100	26,201,259
Fiat SpA	1,287,000	6,319,106
Intesa Sanpaolo SpA	8,205,500	25,974,853
Tod's SpA	67,330	2,303,333
UniCredit SpA	7,395,400	13,085,233
TOTAL ITALY		103,023,735
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	526,500	11,934,550
Netherlands - 4.9%
Akzo Nobel NV	324,800	11,660,194
ING Groep NV (Certificaten Van Aandelen)	1,008,400	8,321,739
Koninklijke Ahold NV	1,931,500	23,272,457
Koninklijke KPN NV	3,207,800	42,917,589
Unilever NV (Certificaten Van Aandelen)	1,359,600	30,061,818
TOTAL NETHERLANDS		116,233,797
Norway - 0.8%
Pronova BioPharma ASA (a)	1,150,000	3,402,711
Telenor ASA	2,461,300	16,110,728
TOTAL NORWAY		19,513,439
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	3,421,532	6,789,853
Russia - 0.1%
OAO Gazprom sponsored ADR	191,300	2,507,943
Spain - 5.4%
Banco Santander SA	1,820,200	14,728,141
Gestevision Telecinco SA (d)	1,238,700	10,689,017
Iberdrola SA	3,388,900	26,379,957
Inditex SA	380,400	14,552,340
Telefonica SA	3,426,200	60,737,796
TOTAL SPAIN		127,087,251
Common Stocks - continued
	Shares	Value
Sweden - 1.3%
H&M Hennes & Mauritz AB (B Shares) (d)	758,900	$ 29,380,284
Hexagon AB (B Shares)	190,968	641,200
TOTAL SWEDEN		30,021,484
Switzerland - 14.3%
ABB Ltd. (Reg.)	576,242	7,521,600
Actelion Ltd. (Reg.) (a)	75,809	4,130,640
Credit Suisse Group sponsored ADR	115,300	2,938,997
Credit Suisse Group (Reg.)	1,051,356	26,832,211
EFG International	427,775	5,200,127
Nestle SA (Reg.)	2,910,891	100,835,935
Nobel Biocare Holding AG (Switzerland)	214,782	3,316,446
Novartis AG (Reg.)	761,258	31,280,466
Roche Holding AG (participation certificate)	500,239	70,470,776
Schindler Holding AG (participation certificate)	181,712	8,201,244
Sonova Holding AG	140,616	6,788,944
UBS AG:
(For. Reg.)	377,515	4,734,154
(NY Shares)	2,172,500	27,047,625
Zurich Financial Services AG (Reg.)	213,827	38,713,398
TOTAL SWITZERLAND		338,012,563
United Kingdom - 32.2%
Aegis Group PLC	6,150,300	6,820,574
Autonomy Corp. PLC (a)	730,700	11,588,296
BAE Systems PLC	3,277,100	19,109,482
Barclays PLC	11,862,600	17,457,726
Bellway PLC	939,100	7,841,470
BG Group PLC	2,642,400	36,409,427
BHP Billiton PLC	1,793,000	30,696,817
Bovis Homes Group PLC	1,550,000	8,673,256
BP PLC	9,740,200	69,002,345
British Airways PLC	2,511,900	4,373,292
British American Tobacco PLC (United Kingdom)	1,494,700	40,997,173
Burberry Group PLC	2,762,700	10,132,519
Capita Group PLC	1,987,916	20,114,841
Centrica PLC	4,774,200	17,855,971
easyJet PLC (a)	377,000	1,634,089
Experian PLC	6,138,200	38,462,649
HSBC Holdings PLC (United Kingdom) (Reg.)	4,511,239	35,012,602
Imperial Tobacco Group PLC	1,034,100	28,377,642
Informa PLC	1,825,000	6,342,853
Kesa Electricals PLC	7,671,300	11,231,907
Kingfisher PLC	8,741,300	17,626,509
Man Group PLC	4,594,400	13,736,811
National Grid PLC	1,653,500	15,532,536
NEXT PLC	369,300	6,301,137
Persimmon PLC	3,348,700	14,017,204

	Shares	Value
Prudential PLC	4,000,300	$ 19,339,781
Reckitt Benckiser Group PLC	1,033,200	40,065,572
Redrow PLC	942,400	2,131,194
Royal Dutch Shell PLC Class A (Netherlands)	2,725,100	67,143,657
SSL International PLC	1,889,600	13,805,864
Standard Chartered PLC (United Kingdom)	2,230,386	28,323,525
Tesco PLC	2,866,673	14,885,619
Tullow Oil PLC	696,600	6,987,997
Unilever PLC	881,600	19,345,290
Vodafone Group PLC	33,100,700	61,497,887
TOTAL UNITED KINGDOM		762,875,514
United States of America - 3.7%
Citigroup, Inc.	978,000	3,471,900
Coach, Inc. (a)	472,400	6,897,040
Genentech, Inc. (a)	127,500	10,358,100
Goldman Sachs Group, Inc.	212,700	17,171,271
JPMorgan Chase & Co.	284,600	7,260,146
Molson Coors Brewing Co. Class B	312,100	12,568,267
Morgan Stanley	768,000	15,536,640
Synthes, Inc.	90,286	10,920,877
Virgin Media, Inc.	572,000	2,596,880
TOTAL UNITED STATES OF AMERICA		86,781,121
TOTAL COMMON STOCKS (Cost $2,603,016,539)		2,285,205,259
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Telecom Italia SpA (Risparmio Shares) (Cost $6,350,298)	6,062,400	5,883,362
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.78% (b)	77,361,378	77,361,378
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	41,107,064	41,107,064
TOTAL MONEY MARKET FUNDS (Cost $118,468,442)		118,468,442
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,727,835,279)	2,409,557,063
NET OTHER ASSETS - (1.8)%	(42,508,381)
NET ASSETS - 100%	$ 2,367,048,682
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 259,182
Fidelity Securities Lending Cash Central Fund	207,673
Total	$ 466,855
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,409,557,063	$ 1,730,741,106	$ 678,815,957	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,777,778,790. Net unrealized depreciation aggregated $368,221,727, of which $142,792,903 related to appreciated investment securities and $511,014,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Capital Appreciation Fund
(formerly Fidelity Aggressive International Fund)

January 31, 2009

1.813010.104

IVF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 1.9%
CSL Ltd.	92,984	$ 2,192,800
Woolworths Ltd.	69,296	1,206,225
TOTAL AUSTRALIA		3,399,025
Belgium - 1.5%
Anheuser-Busch InBev NV	107,000	2,727,513
Brazil - 3.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	249,400	3,027,716
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	114,100	2,471,406
TOTAL BRAZIL		5,499,122
Canada - 7.3%
Agnico-Eagle Mines Ltd.	36,900	1,971,652
Canadian Natural Resources Ltd.	55,900	2,001,428
EnCana Corp.	49,100	2,185,738
Goldcorp, Inc.	78,800	2,334,720
Research In Motion Ltd. (a)	44,340	2,456,436
Suncor Energy, Inc.	114,400	2,194,024
TOTAL CANADA		13,143,998
Cayman Islands - 1.5%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	282,600	2,659,266
China - 0.7%
Bank of China (H Shares)	4,472,000	1,172,047
Denmark - 1.3%
Novo Nordisk AS Series B	29,500	1,582,835
Vestas Wind Systems AS (a)	17,000	830,414
TOTAL DENMARK		2,413,249
France - 6.9%
AXA SA	168,100	2,647,181
BNP Paribas SA	54,400	2,090,146
Bouygues SA	30,100	1,031,251
GDF Suez	67,400	2,594,807
Saft Groupe SA	55,000	1,350,588
Societe Generale Series A	62,900	2,653,492
TOTAL FRANCE		12,367,465
Germany - 3.9%
adidas AG	40,500	1,406,749
E.ON AG	69,000	2,229,719
Siemens AG sponsored ADR (d)	40,700	2,281,642
SolarWorld AG	46,200	981,296
TOTAL GERMANY		6,899,406
Greece - 1.4%
Public Power Corp. of Greece	147,200	2,476,367

	Shares	Value
Hong Kong - 2.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	43,300	$ 1,947,201
CNOOC Ltd.	2,300,000	1,979,498
TOTAL HONG KONG		3,926,699
India - 2.4%
Bharti Airtel Ltd. (a)	106,349	1,365,763
ICICI Bank Ltd. sponsored ADR (d)	106,200	1,750,176
Infosys Technologies Ltd. sponsored ADR	43,100	1,144,736
TOTAL INDIA		4,260,675
Ireland - 1.2%
CRH PLC sponsored ADR	87,000	2,066,250
Israel - 2.0%
Partner Communications Co. Ltd. ADR	61,200	945,540
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,700	2,598,915
TOTAL ISRAEL		3,544,455
Italy - 2.0%
Intesa Sanpaolo SpA	589,100	1,864,821
UniCredit SpA	1,017,700	1,800,693
TOTAL ITALY		3,665,514
Japan - 16.6%
Canon Marketing Japan, Inc.	111,700	1,643,498
Canon, Inc. sponsored ADR	51,900	1,399,224
East Japan Railway Co.	28,500	1,932,654
Honda Motor Co. Ltd. sponsored ADR	81,500	1,846,790
Japan Retail Fund Investment Corp.	448	1,970,513
Jupiter Telecommunications Co.	460	434,859
Mitsubishi Corp.	149,000	1,969,019
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	589,642	3,243,031
Mitsui & Co. Ltd.	219,000	2,285,447
NGK Insulators Ltd.	83,000	1,066,741
Nomura Holdings, Inc. sponsored ADR (d)	163,200	1,049,376
NTT DoCoMo, Inc. sponsored ADR	134,600	2,317,812
ORIX Corp.	33,880	1,479,176
Rakuten, Inc.	1,606	946,858
SHIMANO, Inc.	27,500	940,263
Sumitomo Mitsui Financial Group, Inc.	36,900	1,462,478
Terumo Corp.	15,900	539,933
Tokyo Electric Power Co.	64,900	2,029,731
Tsumura & Co.	34,900	1,150,595
TOTAL JAPAN		29,707,998
Luxembourg - 0.5%
SES SA FDR (France) unit	53,100	976,929
Netherlands - 2.8%
Gemalto NV (a)	44,700	1,099,377
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Ahold NV	98,900	$ 1,191,637
Unilever NV (NY Shares)	123,463	2,712,482
TOTAL NETHERLANDS		5,003,496
Norway - 0.9%
Renewable Energy Corp. AS (a)(d)	158,000	1,594,071
South Africa - 0.9%
MTN Group Ltd.	162,900	1,547,351
Spain - 2.8%
Grifols SA	91,218	1,609,317
Telefonica SA	193,500	3,430,262
TOTAL SPAIN		5,039,579
Switzerland - 6.3%
Credit Suisse Group sponsored ADR	126,500	3,224,485
Nestle SA (Reg.)	133,300	4,617,631
UBS AG (NY Shares)	278,900	3,472,305
TOTAL SWITZERLAND		11,314,421
Taiwan - 0.8%
HTC Corp.	158,000	1,492,014
United Kingdom - 16.6%
Barclays PLC Sponsored ADR (d)	409,600	2,338,816
BG Group PLC	176,200	2,427,846
BHP Billiton PLC	216,012	3,698,205
British American Tobacco PLC (United Kingdom)	95,200	2,611,180
Imperial Tobacco Group PLC	78,400	2,151,443
Informa PLC	293,500	1,020,070
Man Group PLC	591,200	1,767,631
Prudential PLC	374,700	1,811,518
Randgold Resources Ltd. sponsored ADR	23,000	1,022,580
Reckitt Benckiser Group PLC	48,000	1,861,351
Rio Tinto PLC (Reg.)	92,500	1,988,433
Standard Chartered PLC (United Kingdom)	177,100	2,248,981
Vedanta Resources PLC	202,700	1,624,958
Vodafone Group PLC sponsored ADR	170,800	3,175,172
TOTAL UNITED KINGDOM		29,748,184
United States of America - 6.4%
Citigroup, Inc.	484,200	1,718,910
D.R. Horton, Inc.	176,300	1,050,748
First Solar, Inc. (a)	7,900	1,128,120
Goldman Sachs Group, Inc.	28,400	2,292,732
Meritage Homes Corp. (a)	171,004	1,884,464
Morgan Stanley	119,500	2,417,485
Visa, Inc.	18,200	898,170
TOTAL UNITED STATES OF AMERICA		11,390,629
TOTAL COMMON STOCKS (Cost $213,974,054)		168,035,723
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Italy - 0.5%
Fiat SpA (Risparmio Shares) (Cost $1,215,196)	257,600	$ 928,402
Nonconvertible Bonds - 1.7%
	Principal Amount
Luxembourg - 1.7%
Evraz Group SA 8.875% 4/24/13 (e)	$ 2,030,000	1,238,300
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)	860,000	653,600
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	1,660,000	1,199,350
TOTAL NONCONVERTIBLE BONDS (Cost $2,163,790)		3,091,250
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	4,289,771	4,289,771
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	10,064,967	10,064,967
TOTAL MONEY MARKET FUNDS (Cost $14,354,738)		14,354,738
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $231,707,778)	186,410,113
NET OTHER ASSETS - (4.1)%	(7,363,339)
NET ASSETS - 100%	$ 179,046,774
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 2,437,650 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,355
Fidelity Securities Lending Cash Central Fund	242,874
Total	$ 253,229
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 186,410,113	$ 141,834,344	$ 44,575,769	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $241,251,021. Net unrealized depreciation aggregated $54,840,908, of which $10,087,237 related to appreciated investment securities and $64,928,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Discovery Fund

January 31, 2009

1.813016.104

IGI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (000s)
Australia - 3.8%
ABB Grain Ltd.	1,537,145	$ 6,397
Billabong International Ltd.	3,022,850	14,009
Commonwealth Bank of Australia	1,505,851	25,588
CSL Ltd.	3,690,381	87,029
National Australia Bank Ltd.	1,365,112	16,102
QBE Insurance Group Ltd.	2,704,042	40,667
Wesfarmers Ltd.	1,573,799	15,300
Woolworths Ltd.	3,270,417	56,928
TOTAL AUSTRALIA		262,020
Belgium - 1.1%
Anheuser-Busch InBev NV	2,937,700	74,884
Brazil - 1.1%
BM&F BOVESPA SA	3,185,694	9,255
Petroleo Brasileiro SA - Petrobras sponsored ADR	714,200	18,712
Vivo Participacoes SA sponsored ADR	3,377,000	47,886
TOTAL BRAZIL		75,853
Canada - 2.0%
Canadian Natural Resources Ltd.	668,100	23,920
Niko Resources Ltd.	498,400	20,508
Open Text Corp. (a)(d)	1,858,400	65,689
Petrobank Energy & Resources Ltd. (a)	813,500	12,874
Talisman Energy, Inc.	1,185,900	11,232
Timminco Ltd. (a)	484,400	1,367
TOTAL CANADA		135,590
Cayman Islands - 0.4%
Belle International Holdings Ltd.	35,100,000	13,994
China Dongxiang Group Co. Ltd.	49,139,000	14,172
TOTAL CAYMAN ISLANDS		28,166
China - 0.6%
BYD Co. Ltd. (H Shares)	2,232,500	4,161
Li Ning Co. Ltd.	5,612,500	7,796
ZTE Corp. (H Shares)	9,367,280	26,661
TOTAL CHINA		38,618
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	872
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	378,100	13,083
Common Stocks - continued
	Shares	Value (000s)
Denmark - 1.2%
Novo Nordisk AS Series B	1,562,200	$ 83,821
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	3,476,500	42,657
France - 6.2%
Alstom SA	656,812	31,892
AXA SA	3,676,366	57,894
BNP Paribas SA	1,528,339	58,722
Cap Gemini SA	684,300	23,699
Eutelsat Communications	1,581,324	33,861
GDF Suez	1,614,778	62,167
L'Air Liquide SA	61,874	4,518
LVMH Moet Hennessy - Louis Vuitton	272,400	14,928
Orpea (a)	560,828	19,624
Pinault Printemps-Redoute SA	446,700	22,665
Schneider Electric SA	294,800	18,781
Sechilienne-Sidec	182,432	6,799
Societe Generale Series A	976,020	41,174
Vivendi	940,889	24,345
TOTAL FRANCE		421,069
Germany - 7.6%
Allianz AG (Reg.)	552,130	45,992
Bayer AG	203,500	10,841
Bayer AG sponsored ADR	237,840	12,677
Beiersdorf AG	90,350	4,442
Daimler AG (Reg.)	340,400	9,528
Deutsche Boerse AG	367,525	18,586
E.ON AG	3,151,900	101,853
Fresenius Medical Care AG	1,124,200	50,390
GEA Group AG	1,773,100	20,499
Gerresheimer AG	1,207,200	24,729
Linde AG	116,918	7,821
MAN AG	508,300	22,204
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	786,000	104,355
RWE AG	440,600	34,337
Siemens AG (Reg.) (d)	645,600	36,192
Wincor Nixdorf AG	256,500	12,226
TOTAL GERMANY		516,672
Greece - 0.4%
Public Power Corp. of Greece	1,609,345	27,074
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	3,875,000	$ 35,754
China Unicom Hong Kong Ltd.	31,256,000	28,852
Hang Seng Bank Ltd.	2,183,600	26,291
TOTAL HONG KONG		90,897
India - 0.8%
Bharti Airtel Ltd. (a)	1,340,000	17,209
Infosys Technologies Ltd.	718,452	18,883
Titan Industries Ltd.	800,000	14,825
TOTAL INDIA		50,917
Indonesia - 0.2%
PT Indosat Tbk	24,300,500	11,914
Ireland - 0.3%
Paddy Power PLC (Ireland)	1,445,597	20,174
Israel - 0.9%
Nice Systems Ltd. sponsored ADR (a)	918,700	17,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,085,700	45,002
TOTAL ISRAEL		62,632
Italy - 1.8%
ENI SpA	3,210,300	67,897
Fiat SpA	3,091,100	15,177
Finmeccanica SpA	1,232,600	19,363
Prysmian SpA	1,016,400	12,883
UniCredit SpA	5,114,800	9,050
TOTAL ITALY		124,370
Japan - 17.0%
Asics Corp.	3,914,000	29,135
Canon Marketing Japan, Inc.	2,296,500	33,790
Canon, Inc.	1,697,450	46,319
Daiwa Securities Group, Inc.	5,423,000	29,949
East Japan Railway Co.	644,600	43,712
Eisai Co. Ltd.	609,500	22,265
Fanuc Ltd.	285,700	16,932
Fast Retailing Co. Ltd.	134,400	16,950
Honda Motor Co. Ltd.	1,446,700	33,250
Japan Tobacco, Inc.	5,600	16,102
Konica Minolta Holdings, Inc.	2,130,500	16,592
Mitsubishi Corp.	1,640,800	21,683
Mitsubishi UFJ Financial Group, Inc.	21,634,400	120,020
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui & Co. Ltd.	2,244,000	$ 23,418
Nichi-iko Pharmaceutical Co. Ltd.	268,400	8,998
Nintendo Co. Ltd.	73,150	21,301
Nippon Building Fund, Inc.	2,590	27,788
Nippon Telegraph & Telephone Corp.	899,400	43,562
Nitori Co. Ltd.	95,350	6,730
Nomura Holdings, Inc.	9,963,700	64,537
NTT DoCoMo, Inc.	19,908	34,683
Point, Inc.	217,600	9,749
Promise Co. Ltd. (d)	2,253,400	41,360
Rakuten, Inc. (d)	72,690	42,856
Ricoh Co. Ltd.	3,390,000	41,373
Sawai Pharmaceutical Co. Ltd. (d)	160,300	8,396
Seven & i Holdings Co., Ltd.	1,687,300	44,997
Softbank Corp.	1,243,200	19,219
Sony Financial Holdings, Inc.	6,285	20,716
Sumitomo Mitsui Financial Group, Inc.	1,512,200	59,934
THK Co. Ltd.	1,028,600	13,057
Tokio Marine Holdings, Inc.	898,600	23,768
Tokyo Electron Ltd.	1,263,200	46,304
Toyota Motor Corp.	2,939,300	94,557
Tsumura & Co.	507,800	16,741
TOTAL JAPAN		1,160,743
Korea (South) - 0.8%
NHN Corp. (a)	346,842	34,311
Samsung Electronics Co. Ltd.	54,345	18,870
TOTAL KOREA (SOUTH)		53,181
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A (d)	1,333,000	30,086
SES SA (A Shares) FDR unit	2,399,068	43,001
TOTAL LUXEMBOURG		73,087
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	776,600	22,141
Netherlands - 1.4%
AMG Advanced Metallurgical Group NV (a)(d)	585,100	4,937
ASML Holding NV (Netherlands)	1,149,500	19,009
Gemalto NV (a)(d)	439,000	10,797
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke KPN NV	3,516,500	$ 47,048
Royal DSM NV	699,800	16,844
TOTAL NETHERLANDS		98,635
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	13,985
Papua New Guinea - 0.4%
Oil Search Ltd.	8,926,398	24,168
Russia - 0.3%
OAO Gazprom sponsored ADR	1,657,700	21,732
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,447
Singapore Exchange Ltd.	2,172,000	7,279
TOTAL SINGAPORE		14,726
South Africa - 0.4%
MTN Group Ltd.	2,739,000	26,017
Spain - 3.8%
Banco Santander SA	3,311,500	26,795
Grifols SA	2,521,104	44,479
Red Electrica Corporacion SA	628,000	25,890
Repsol YPF SA	1,089,200	19,451
Telefonica SA	8,021,700	142,204
TOTAL SPAIN		258,819
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	34,523
Switzerland - 10.7%
Actelion Ltd. (Reg.) (a)	1,419,010	77,318
BB BIOTECH AG (d)	354,261	20,922
Credit Suisse Group sponsored ADR	673,000	17,155
EFG International	1,080,908	13,140
Nestle SA (Reg.)	4,519,044	156,544
Novartis AG:
(Reg.)	1,609,626	66,140
sponsored ADR	231,300	9,543
Partners Group Holding	255,836	17,050
Roche Holding AG (participation certificate)	879,208	123,858
Sonova Holding AG	574,683	27,746
Syngenta AG (Switzerland)	317,039	61,312
Tecan Group AG	212,300	7,010
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (For. Reg.)	4,517,553	$ 56,651
Zurich Financial Services AG (Reg.)	416,637	75,432
TOTAL SWITZERLAND		729,821
Thailand - 0.2%
Total Access Communication PCL unit	14,109,900	11,726
United Kingdom - 22.7%
Aberdeen Asset Management PLC	21,064,600	39,315
Aegis Group PLC	7,593,391	8,421
Autonomy Corp. PLC (a)	1,836,100	29,119
BAE Systems PLC	8,539,409	49,795
Barclays PLC	7,302,800	10,747
BG Group PLC	2,944,100	40,567
BG Group PLC sponsored ADR	207,400	14,116
BHP Billiton PLC	7,138,900	122,221
BP PLC	6,979,400	49,444
British American Tobacco PLC:
(United Kingdom)	2,556,278	70,115
sponsored ADR	404,500	22,288
Capita Group PLC	4,290,793	43,417
Compass Group PLC	7,841,800	39,020
Diageo PLC	2,314,900	31,070
GlaxoSmithKline PLC sponsored ADR	1,381,600	48,715
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,704,844	28,974
(United Kingdom) (Reg.)	10,471,200	81,269
Imperial Tobacco Group PLC	1,644,800	45,136
Informa PLC	7,983,600	27,747
Kingfisher PLC	9,273,500	18,700
Man Group PLC	12,753,400	38,131
Misys PLC	7,892,600	13,329
Prudential PLC	6,511,200	31,479
Reckitt Benckiser Group PLC	2,150,400	83,389
Rio Tinto PLC (Reg.)	954,500	20,518
Royal Bank of Scotland Group PLC	10,165,495	3,242
Royal Dutch Shell PLC Class B	7,883,059	187,197
SSL International PLC	6,429,705	46,977
Standard Chartered PLC (United Kingdom)	3,147,373	39,968
Unilever PLC	3,552,700	77,958
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	80,550,435	$ 149,655
William Morrison Supermarkets PLC	8,527,400	33,469
TOTAL UNITED KINGDOM		1,545,508
United States of America - 3.0%
Applied Materials, Inc.	1,598,400	14,977
Genentech, Inc. (a)	371,300	30,164
Goldman Sachs Group, Inc.	503,300	40,631
Macquarie Infrastructure Co. LLC	131,000	540
Morgan Stanley	1,672,900	33,843
Philip Morris International, Inc.	910,300	33,818
Visa, Inc.	1,004,900	49,592
TOTAL UNITED STATES OF AMERICA		203,565
TOTAL COMMON STOCKS (Cost $8,946,707)		6,373,660
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.1%
Fresenius SE (non-vtg.)	1,371,100	76,168
Italy - 0.2%
Intesa Sanpaolo SpA	6,761,102	15,235
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $135,122)		91,403
Government Obligations - 0.5%
Principal Amount (000s)
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.11% 2/19/09 to 4/2/09 (f) (Cost $32,232)	$ 32,235	32,227
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	422,295,589	$ 422,296
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	121,640,240	121,640
TOTAL MONEY MARKET FUNDS (Cost $543,936)		543,936
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $9,657,997)		7,041,226
NET OTHER ASSETS - (3.3)%		(222,578)
NET ASSETS - 100%		$ 6,818,648
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME Nikkei 225 Index Contracts (Japan)	March 2009	$ 69,437	$ (6,524)
2,070 TOPIX 150 Index Contracts (Japan)	March 2009	182,044	(7,888)
TOTAL EQUITY INDEX CONTRACTS		$ 251,481	$ (14,412)

The face value of futures purchased as a percentage of net assets - 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $32,227,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,435
Fidelity Securities Lending Cash Central Fund	554
Total	$ 1,989
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 872
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,041,226	$ 3,919,894	$ 3,121,332	$ -
Other Financial Instruments*	$ (14,412)	$ (14,412)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amount in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,684,851,000. Net unrealized depreciation aggregated $2,643,625,000, of which $321,465,000 related to appreciated investment securities and $2,965,090,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.102

AIGI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (000s)
Australia - 3.8%
ABB Grain Ltd.	1,537,145	$ 6,397
Billabong International Ltd.	3,022,850	14,009
Commonwealth Bank of Australia	1,505,851	25,588
CSL Ltd.	3,690,381	87,029
National Australia Bank Ltd.	1,365,112	16,102
QBE Insurance Group Ltd.	2,704,042	40,667
Wesfarmers Ltd.	1,573,799	15,300
Woolworths Ltd.	3,270,417	56,928
TOTAL AUSTRALIA		262,020
Belgium - 1.1%
Anheuser-Busch InBev NV	2,937,700	74,884
Brazil - 1.1%
BM&F BOVESPA SA	3,185,694	9,255
Petroleo Brasileiro SA - Petrobras sponsored ADR	714,200	18,712
Vivo Participacoes SA sponsored ADR	3,377,000	47,886
TOTAL BRAZIL		75,853
Canada - 2.0%
Canadian Natural Resources Ltd.	668,100	23,920
Niko Resources Ltd.	498,400	20,508
Open Text Corp. (a)(d)	1,858,400	65,689
Petrobank Energy & Resources Ltd. (a)	813,500	12,874
Talisman Energy, Inc.	1,185,900	11,232
Timminco Ltd. (a)	484,400	1,367
TOTAL CANADA		135,590
Cayman Islands - 0.4%
Belle International Holdings Ltd.	35,100,000	13,994
China Dongxiang Group Co. Ltd.	49,139,000	14,172
TOTAL CAYMAN ISLANDS		28,166
China - 0.6%
BYD Co. Ltd. (H Shares)	2,232,500	4,161
Li Ning Co. Ltd.	5,612,500	7,796
ZTE Corp. (H Shares)	9,367,280	26,661
TOTAL CHINA		38,618
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	872
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	378,100	13,083
Common Stocks - continued
	Shares	Value (000s)
Denmark - 1.2%
Novo Nordisk AS Series B	1,562,200	$ 83,821
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	3,476,500	42,657
France - 6.2%
Alstom SA	656,812	31,892
AXA SA	3,676,366	57,894
BNP Paribas SA	1,528,339	58,722
Cap Gemini SA	684,300	23,699
Eutelsat Communications	1,581,324	33,861
GDF Suez	1,614,778	62,167
L'Air Liquide SA	61,874	4,518
LVMH Moet Hennessy - Louis Vuitton	272,400	14,928
Orpea (a)	560,828	19,624
Pinault Printemps-Redoute SA	446,700	22,665
Schneider Electric SA	294,800	18,781
Sechilienne-Sidec	182,432	6,799
Societe Generale Series A	976,020	41,174
Vivendi	940,889	24,345
TOTAL FRANCE		421,069
Germany - 7.6%
Allianz AG (Reg.)	552,130	45,992
Bayer AG	203,500	10,841
Bayer AG sponsored ADR	237,840	12,677
Beiersdorf AG	90,350	4,442
Daimler AG (Reg.)	340,400	9,528
Deutsche Boerse AG	367,525	18,586
E.ON AG	3,151,900	101,853
Fresenius Medical Care AG	1,124,200	50,390
GEA Group AG	1,773,100	20,499
Gerresheimer AG	1,207,200	24,729
Linde AG	116,918	7,821
MAN AG	508,300	22,204
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	786,000	104,355
RWE AG	440,600	34,337
Siemens AG (Reg.) (d)	645,600	36,192
Wincor Nixdorf AG	256,500	12,226
TOTAL GERMANY		516,672
Greece - 0.4%
Public Power Corp. of Greece	1,609,345	27,074
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	3,875,000	$ 35,754
China Unicom Hong Kong Ltd.	31,256,000	28,852
Hang Seng Bank Ltd.	2,183,600	26,291
TOTAL HONG KONG		90,897
India - 0.8%
Bharti Airtel Ltd. (a)	1,340,000	17,209
Infosys Technologies Ltd.	718,452	18,883
Titan Industries Ltd.	800,000	14,825
TOTAL INDIA		50,917
Indonesia - 0.2%
PT Indosat Tbk	24,300,500	11,914
Ireland - 0.3%
Paddy Power PLC (Ireland)	1,445,597	20,174
Israel - 0.9%
Nice Systems Ltd. sponsored ADR (a)	918,700	17,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,085,700	45,002
TOTAL ISRAEL		62,632
Italy - 1.8%
ENI SpA	3,210,300	67,897
Fiat SpA	3,091,100	15,177
Finmeccanica SpA	1,232,600	19,363
Prysmian SpA	1,016,400	12,883
UniCredit SpA	5,114,800	9,050
TOTAL ITALY		124,370
Japan - 17.0%
Asics Corp.	3,914,000	29,135
Canon Marketing Japan, Inc.	2,296,500	33,790
Canon, Inc.	1,697,450	46,319
Daiwa Securities Group, Inc.	5,423,000	29,949
East Japan Railway Co.	644,600	43,712
Eisai Co. Ltd.	609,500	22,265
Fanuc Ltd.	285,700	16,932
Fast Retailing Co. Ltd.	134,400	16,950
Honda Motor Co. Ltd.	1,446,700	33,250
Japan Tobacco, Inc.	5,600	16,102
Konica Minolta Holdings, Inc.	2,130,500	16,592
Mitsubishi Corp.	1,640,800	21,683
Mitsubishi UFJ Financial Group, Inc.	21,634,400	120,020
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui & Co. Ltd.	2,244,000	$ 23,418
Nichi-iko Pharmaceutical Co. Ltd.	268,400	8,998
Nintendo Co. Ltd.	73,150	21,301
Nippon Building Fund, Inc.	2,590	27,788
Nippon Telegraph & Telephone Corp.	899,400	43,562
Nitori Co. Ltd.	95,350	6,730
Nomura Holdings, Inc.	9,963,700	64,537
NTT DoCoMo, Inc.	19,908	34,683
Point, Inc.	217,600	9,749
Promise Co. Ltd. (d)	2,253,400	41,360
Rakuten, Inc. (d)	72,690	42,856
Ricoh Co. Ltd.	3,390,000	41,373
Sawai Pharmaceutical Co. Ltd. (d)	160,300	8,396
Seven & i Holdings Co., Ltd.	1,687,300	44,997
Softbank Corp.	1,243,200	19,219
Sony Financial Holdings, Inc.	6,285	20,716
Sumitomo Mitsui Financial Group, Inc.	1,512,200	59,934
THK Co. Ltd.	1,028,600	13,057
Tokio Marine Holdings, Inc.	898,600	23,768
Tokyo Electron Ltd.	1,263,200	46,304
Toyota Motor Corp.	2,939,300	94,557
Tsumura & Co.	507,800	16,741
TOTAL JAPAN		1,160,743
Korea (South) - 0.8%
NHN Corp. (a)	346,842	34,311
Samsung Electronics Co. Ltd.	54,345	18,870
TOTAL KOREA (SOUTH)		53,181
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A (d)	1,333,000	30,086
SES SA (A Shares) FDR unit	2,399,068	43,001
TOTAL LUXEMBOURG		73,087
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	776,600	22,141
Netherlands - 1.4%
AMG Advanced Metallurgical Group NV (a)(d)	585,100	4,937
ASML Holding NV (Netherlands)	1,149,500	19,009
Gemalto NV (a)(d)	439,000	10,797
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke KPN NV	3,516,500	$ 47,048
Royal DSM NV	699,800	16,844
TOTAL NETHERLANDS		98,635
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	13,985
Papua New Guinea - 0.4%
Oil Search Ltd.	8,926,398	24,168
Russia - 0.3%
OAO Gazprom sponsored ADR	1,657,700	21,732
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,447
Singapore Exchange Ltd.	2,172,000	7,279
TOTAL SINGAPORE		14,726
South Africa - 0.4%
MTN Group Ltd.	2,739,000	26,017
Spain - 3.8%
Banco Santander SA	3,311,500	26,795
Grifols SA	2,521,104	44,479
Red Electrica Corporacion SA	628,000	25,890
Repsol YPF SA	1,089,200	19,451
Telefonica SA	8,021,700	142,204
TOTAL SPAIN		258,819
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	34,523
Switzerland - 10.7%
Actelion Ltd. (Reg.) (a)	1,419,010	77,318
BB BIOTECH AG (d)	354,261	20,922
Credit Suisse Group sponsored ADR	673,000	17,155
EFG International	1,080,908	13,140
Nestle SA (Reg.)	4,519,044	156,544
Novartis AG:
(Reg.)	1,609,626	66,140
sponsored ADR	231,300	9,543
Partners Group Holding	255,836	17,050
Roche Holding AG (participation certificate)	879,208	123,858
Sonova Holding AG	574,683	27,746
Syngenta AG (Switzerland)	317,039	61,312
Tecan Group AG	212,300	7,010
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (For. Reg.)	4,517,553	$ 56,651
Zurich Financial Services AG (Reg.)	416,637	75,432
TOTAL SWITZERLAND		729,821
Thailand - 0.2%
Total Access Communication PCL unit	14,109,900	11,726
United Kingdom - 22.7%
Aberdeen Asset Management PLC	21,064,600	39,315
Aegis Group PLC	7,593,391	8,421
Autonomy Corp. PLC (a)	1,836,100	29,119
BAE Systems PLC	8,539,409	49,795
Barclays PLC	7,302,800	10,747
BG Group PLC	2,944,100	40,567
BG Group PLC sponsored ADR	207,400	14,116
BHP Billiton PLC	7,138,900	122,221
BP PLC	6,979,400	49,444
British American Tobacco PLC:
(United Kingdom)	2,556,278	70,115
sponsored ADR	404,500	22,288
Capita Group PLC	4,290,793	43,417
Compass Group PLC	7,841,800	39,020
Diageo PLC	2,314,900	31,070
GlaxoSmithKline PLC sponsored ADR	1,381,600	48,715
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,704,844	28,974
(United Kingdom) (Reg.)	10,471,200	81,269
Imperial Tobacco Group PLC	1,644,800	45,136
Informa PLC	7,983,600	27,747
Kingfisher PLC	9,273,500	18,700
Man Group PLC	12,753,400	38,131
Misys PLC	7,892,600	13,329
Prudential PLC	6,511,200	31,479
Reckitt Benckiser Group PLC	2,150,400	83,389
Rio Tinto PLC (Reg.)	954,500	20,518
Royal Bank of Scotland Group PLC	10,165,495	3,242
Royal Dutch Shell PLC Class B	7,883,059	187,197
SSL International PLC	6,429,705	46,977
Standard Chartered PLC (United Kingdom)	3,147,373	39,968
Unilever PLC	3,552,700	77,958
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	80,550,435	$ 149,655
William Morrison Supermarkets PLC	8,527,400	33,469
TOTAL UNITED KINGDOM		1,545,508
United States of America - 3.0%
Applied Materials, Inc.	1,598,400	14,977
Genentech, Inc. (a)	371,300	30,164
Goldman Sachs Group, Inc.	503,300	40,631
Macquarie Infrastructure Co. LLC	131,000	540
Morgan Stanley	1,672,900	33,843
Philip Morris International, Inc.	910,300	33,818
Visa, Inc.	1,004,900	49,592
TOTAL UNITED STATES OF AMERICA		203,565
TOTAL COMMON STOCKS (Cost $8,946,707)		6,373,660
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.1%
Fresenius SE (non-vtg.)	1,371,100	76,168
Italy - 0.2%
Intesa Sanpaolo SpA	6,761,102	15,235
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $135,122)		91,403
Government Obligations - 0.5%
Principal Amount (000s)
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.11% 2/19/09 to 4/2/09 (f) (Cost $32,232)	$ 32,235	32,227
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	422,295,589	$ 422,296
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	121,640,240	121,640
TOTAL MONEY MARKET FUNDS (Cost $543,936)		543,936
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $9,657,997)		7,041,226
NET OTHER ASSETS - (3.3)%		(222,578)
NET ASSETS - 100%		$ 6,818,648
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME Nikkei 225 Index Contracts (Japan)	March 2009	$ 69,437	$ (6,524)
2,070 TOPIX 150 Index Contracts (Japan)	March 2009	182,044	(7,888)
TOTAL EQUITY INDEX CONTRACTS		$ 251,481	$ (14,412)

The face value of futures purchased as a percentage of net assets - 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $32,227,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,435
Fidelity Securities Lending Cash Central Fund	554
Total	$ 1,989
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 872
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,041,226	$ 3,919,894	$ 3,121,332	$ -
Other Financial Instruments*	$ (14,412)	$ (14,412)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amount in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,684,851,000. Net unrealized depreciation aggregated $2,643,625,000, of which $321,465,000 related to appreciated investment securities and $2,965,090,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Growth Fund

January 31, 2009

1.863101.101

IGF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 5.3%
CSL Ltd.	15,720	$ 370,718
QBE Insurance Group Ltd.	8,461	127,247
Woolworths Ltd.	24,326	423,439
TOTAL AUSTRALIA		921,404
Belgium - 2.3%
Anheuser-Busch InBev NV	13,300	339,027
Anheuser-Busch InBev NV (strip VVPR) (a)	6,400	33
Umicore SA	2,900	54,245
TOTAL BELGIUM		393,305
Bermuda - 0.3%
Ports Design Ltd.	43,000	43,489
Brazil - 1.3%
BM&F BOVESPA SA	13,900	40,382
Companhia Vale do Rio Doce sponsored ADR	4,300	60,673
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,500	117,900
TOTAL BRAZIL		218,955
Canada - 2.5%
Agnico-Eagle Mines Ltd.	5,100	272,505
Canadian Natural Resources Ltd.	800	28,643
Harry Winston Diamond Corp.	9,700	38,615
Petrobank Energy & Resources Ltd. (a)	3,500	55,390
Potash Corp. of Saskatchewan, Inc.	500	37,430
TOTAL CANADA		432,583
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	132,000	38,070
Denmark - 1.4%
Novo Nordisk AS Series B sponsored ADR	3,500	185,955
Vestas Wind Systems AS (a)	1,160	56,664
TOTAL DENMARK		242,619
Finland - 0.9%
Nokia Corp. sponsored ADR	10,000	122,700
Nokian Tyres Ltd.	3,900	38,248
TOTAL FINLAND		160,948
France - 5.9%
Alstom SA	1,310	63,608
Audika SA	2,900	59,777
Common Stocks - continued
	Shares	Value
France - continued
Delachaux SA	709	$ 36,563
GDF Suez	5,902	227,219
Groupe Danone	2,295	118,266
L'Air Liquide SA	600	43,813
Laurent-Perrier Group	590	33,237
Remy Cointreau SA	1,204	32,132
Total SA Series B	8,300	413,594
TOTAL FRANCE		1,028,209
Germany - 3.1%
Bayer AG	2,900	154,493
E.ON AG	3,100	100,176
Linde AG	900	60,206
Siemens AG sponsored ADR	3,900	218,634
TOTAL GERMANY		533,509
Hong Kong - 0.5%
Hong Kong Exchanges & Clearing Ltd.	11,100	95,341
India - 1.1%
Bharti Airtel Ltd. (a)	15,307	196,577
Ireland - 0.5%
CRH PLC sponsored ADR	3,900	92,625
Israel - 1.4%
Partner Communications Co. Ltd. ADR	15,600	241,020
Japan - 14.2%
Denso Corp.	3,700	67,043
East Japan Railway Co.	2,100	142,406
Fanuc Ltd.	1,300	77,046
Japan Retail Fund Investment Corp.	11	48,383
Kansai Electric Power Co., Inc.	7,500	205,572
Keyence Corp.	200	36,378
Kobayashi Pharmaceutical Co. Ltd.	2,300	86,905
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	62,600	344,300
Nagaileben Co. Ltd.	2,800	57,837
NGK Insulators Ltd.	4,000	51,409
Nintendo Co. Ltd.	400	116,480
Nippon Building Fund, Inc.	5	53,645
ORIX Corp.	1,020	44,532
Osaka Securities Exchange Co. Ltd.	12	54,458
Ozeki Co. Ltd.	2,700	77,859
Promise Co. Ltd.	6,300	115,633
Seven & i Holdings Co., Ltd.	3,500	93,339
Common Stocks - continued
	Shares	Value
Japan - continued
Shiseido Co. Ltd.	5,000	$ 84,065
Sony Financial Holdings, Inc.	47	154,916
Sumitomo Mitsui Financial Group, Inc.	5,200	206,094
Tokyo Gas Co. Ltd.	34,000	160,830
Tsumura & Co.	3,000	98,905
Tsutsumi Jewelry Co. Ltd.	1,600	35,187
USS Co. Ltd.	1,310	56,023
TOTAL JAPAN		2,469,245
Korea (South) - 0.3%
NHN Corp. (a)	562	55,596
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	6,200	176,762
Fomento Economico Mexicano SAB de CV sponsored ADR	1,600	45,040
Wal-Mart de Mexico SA de CV Series V	40,900	85,317
TOTAL MEXICO		307,119
Netherlands - 3.1%
ASML Holding NV (NY Shares)	18,400	304,336
Koninklijke KPN NV	5,800	77,599
QIAGEN NV (a)	3,100	53,165
Unilever NV (NY Shares)	4,600	101,062
TOTAL NETHERLANDS		536,162
Papua New Guinea - 0.3%
Lihir Gold Ltd. sponsored ADR (a)	2,500	50,375
Philippines - 0.3%
Jollibee Food Corp.	52,700	44,791
Singapore - 0.3%
Singapore Exchange Ltd.	18,000	60,322
South Africa - 1.7%
African Rainbow Minerals Ltd.	8,839	102,667
MTN Group Ltd.	20,200	191,875
TOTAL SOUTH AFRICA		294,542
Spain - 3.2%
Grifols SA	7,299	128,773
Inditex SA	1,600	61,209
Prosegur Comp Securidad SA (Reg.)	2,000	61,480
Telefonica SA sponsored ADR	5,600	300,216
TOTAL SPAIN		551,678
Common Stocks - continued
	Shares	Value
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	3,800	$ 147,114
Swedish Match Co.	9,000	121,789
TOTAL SWEDEN		268,903
Switzerland - 15.0%
ABB Ltd. sponsored ADR	4,600	60,030
Actelion Ltd. (Reg.) (a)	2,180	118,783
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,545	85,424
Credit Suisse Group sponsored ADR	2,500	63,725
EFG International	5,140	62,483
Nestle SA (Reg.)	27,679	958,824
Novartis AG sponsored ADR	10,500	433,230
Roche Holding AG (participation certificate)	4,471	629,849
Sonova Holding AG	1,479	71,406
The Swatch Group AG (Reg.)	664	14,827
UBS AG (NY Shares)	9,200	114,540
TOTAL SWITZERLAND		2,613,121
Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	11,800	79,705
Tupras-Turkiye Petrol Rafinerileri AS	4,500	42,993
TOTAL TURKEY		122,698
United Kingdom - 17.3%
Autonomy Corp. PLC (a)	6,300	99,913
BAE Systems PLC	40,700	237,331
BG Group PLC	22,600	311,404
BHP Billiton PLC ADR	11,100	375,513
Bovis Homes Group PLC	13,300	74,422
BP PLC sponsored ADR	3,400	144,398
British American Tobacco PLC sponsored ADR	2,900	159,790
Centrica PLC	9,775	36,559
Cobham PLC	17,900	55,530
Informa PLC	21,300	74,029
Johnson Matthey PLC	4,300	60,714
Man Group PLC	26,037	77,848
Reckitt Benckiser Group PLC	10,700	414,926
Rio Tinto PLC sponsored ADR	1,050	91,088
Royal Dutch Shell PLC Class A (United Kingdom)	9,300	233,234
Serco Group PLC	50,800	323,473
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ted Baker PLC	8,500	$ 42,819
Tesco PLC	38,600	200,436
TOTAL UNITED KINGDOM		3,013,427
United States of America - 11.4%
Allergan, Inc.	1,600	60,992
Autoliv, Inc.	1,700	31,263
Berkshire Hathaway, Inc. Class B (a)	120	358,680
CyberSource Corp. (a)	9,500	113,335
Ecolab, Inc.	1,400	47,544
FMC Technologies, Inc. (a)	1,800	53,262
Gilead Sciences, Inc. (a)	2,800	142,156
Goldman Sachs Group, Inc.	700	56,511
JPMorgan Chase & Co.	2,800	71,428
Juniper Networks, Inc. (a)	8,200	116,112
Lululemon Athletica, Inc. (a)	1,400	9,520
MasterCard, Inc. Class A	600	81,468
Mohawk Industries, Inc. (a)	1,700	54,587
Philip Morris International, Inc.	6,600	245,190
Pricesmart, Inc.	8,005	130,482
Varian Semiconductor Equipment Associates, Inc. (a)	3,300	62,832
Visa, Inc.	7,200	355,320
TOTAL UNITED STATES OF AMERICA		1,990,682
TOTAL COMMON STOCKS (Cost $22,475,656)		17,017,315
Investment Companies - 1.0%

United States of America - 1.0%
CurrencyShares Japanese Yen Trust ETF (a) (Cost $178,972)	1,600	177,440
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $195,000)	$ 195,004	$ 195,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $22,849,628)		17,389,755
NET OTHER ASSETS - 0.1%		9,861
NET ASSETS - 100%		$ 17,399,616
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$195,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 144,388
UBS Securities LLC	50,612
$ 195,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,389,755	$ 12,950,875	$ 4,438,880	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,407,258. Net unrealized depreciation aggregated $6,017,503, of which $385,122 related to appreciated investment securities and $6,402,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.863093.101

AIGF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 5.3%
CSL Ltd.	15,720	$ 370,718
QBE Insurance Group Ltd.	8,461	127,247
Woolworths Ltd.	24,326	423,439
TOTAL AUSTRALIA		921,404
Belgium - 2.3%
Anheuser-Busch InBev NV	13,300	339,027
Anheuser-Busch InBev NV (strip VVPR) (a)	6,400	33
Umicore SA	2,900	54,245
TOTAL BELGIUM		393,305
Bermuda - 0.3%
Ports Design Ltd.	43,000	43,489
Brazil - 1.3%
BM&F BOVESPA SA	13,900	40,382
Companhia Vale do Rio Doce sponsored ADR	4,300	60,673
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,500	117,900
TOTAL BRAZIL		218,955
Canada - 2.5%
Agnico-Eagle Mines Ltd.	5,100	272,505
Canadian Natural Resources Ltd.	800	28,643
Harry Winston Diamond Corp.	9,700	38,615
Petrobank Energy & Resources Ltd. (a)	3,500	55,390
Potash Corp. of Saskatchewan, Inc.	500	37,430
TOTAL CANADA		432,583
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	132,000	38,070
Denmark - 1.4%
Novo Nordisk AS Series B sponsored ADR	3,500	185,955
Vestas Wind Systems AS (a)	1,160	56,664
TOTAL DENMARK		242,619
Finland - 0.9%
Nokia Corp. sponsored ADR	10,000	122,700
Nokian Tyres Ltd.	3,900	38,248
TOTAL FINLAND		160,948
France - 5.9%
Alstom SA	1,310	63,608
Audika SA	2,900	59,777
Common Stocks - continued
	Shares	Value
France - continued
Delachaux SA	709	$ 36,563
GDF Suez	5,902	227,219
Groupe Danone	2,295	118,266
L'Air Liquide SA	600	43,813
Laurent-Perrier Group	590	33,237
Remy Cointreau SA	1,204	32,132
Total SA Series B	8,300	413,594
TOTAL FRANCE		1,028,209
Germany - 3.1%
Bayer AG	2,900	154,493
E.ON AG	3,100	100,176
Linde AG	900	60,206
Siemens AG sponsored ADR	3,900	218,634
TOTAL GERMANY		533,509
Hong Kong - 0.5%
Hong Kong Exchanges & Clearing Ltd.	11,100	95,341
India - 1.1%
Bharti Airtel Ltd. (a)	15,307	196,577
Ireland - 0.5%
CRH PLC sponsored ADR	3,900	92,625
Israel - 1.4%
Partner Communications Co. Ltd. ADR	15,600	241,020
Japan - 14.2%
Denso Corp.	3,700	67,043
East Japan Railway Co.	2,100	142,406
Fanuc Ltd.	1,300	77,046
Japan Retail Fund Investment Corp.	11	48,383
Kansai Electric Power Co., Inc.	7,500	205,572
Keyence Corp.	200	36,378
Kobayashi Pharmaceutical Co. Ltd.	2,300	86,905
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	62,600	344,300
Nagaileben Co. Ltd.	2,800	57,837
NGK Insulators Ltd.	4,000	51,409
Nintendo Co. Ltd.	400	116,480
Nippon Building Fund, Inc.	5	53,645
ORIX Corp.	1,020	44,532
Osaka Securities Exchange Co. Ltd.	12	54,458
Ozeki Co. Ltd.	2,700	77,859
Promise Co. Ltd.	6,300	115,633
Seven & i Holdings Co., Ltd.	3,500	93,339
Common Stocks - continued
	Shares	Value
Japan - continued
Shiseido Co. Ltd.	5,000	$ 84,065
Sony Financial Holdings, Inc.	47	154,916
Sumitomo Mitsui Financial Group, Inc.	5,200	206,094
Tokyo Gas Co. Ltd.	34,000	160,830
Tsumura & Co.	3,000	98,905
Tsutsumi Jewelry Co. Ltd.	1,600	35,187
USS Co. Ltd.	1,310	56,023
TOTAL JAPAN		2,469,245
Korea (South) - 0.3%
NHN Corp. (a)	562	55,596
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	6,200	176,762
Fomento Economico Mexicano SAB de CV sponsored ADR	1,600	45,040
Wal-Mart de Mexico SA de CV Series V	40,900	85,317
TOTAL MEXICO		307,119
Netherlands - 3.1%
ASML Holding NV (NY Shares)	18,400	304,336
Koninklijke KPN NV	5,800	77,599
QIAGEN NV (a)	3,100	53,165
Unilever NV (NY Shares)	4,600	101,062
TOTAL NETHERLANDS		536,162
Papua New Guinea - 0.3%
Lihir Gold Ltd. sponsored ADR (a)	2,500	50,375
Philippines - 0.3%
Jollibee Food Corp.	52,700	44,791
Singapore - 0.3%
Singapore Exchange Ltd.	18,000	60,322
South Africa - 1.7%
African Rainbow Minerals Ltd.	8,839	102,667
MTN Group Ltd.	20,200	191,875
TOTAL SOUTH AFRICA		294,542
Spain - 3.2%
Grifols SA	7,299	128,773
Inditex SA	1,600	61,209
Prosegur Comp Securidad SA (Reg.)	2,000	61,480
Telefonica SA sponsored ADR	5,600	300,216
TOTAL SPAIN		551,678
Common Stocks - continued
	Shares	Value
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	3,800	$ 147,114
Swedish Match Co.	9,000	121,789
TOTAL SWEDEN		268,903
Switzerland - 15.0%
ABB Ltd. sponsored ADR	4,600	60,030
Actelion Ltd. (Reg.) (a)	2,180	118,783
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,545	85,424
Credit Suisse Group sponsored ADR	2,500	63,725
EFG International	5,140	62,483
Nestle SA (Reg.)	27,679	958,824
Novartis AG sponsored ADR	10,500	433,230
Roche Holding AG (participation certificate)	4,471	629,849
Sonova Holding AG	1,479	71,406
The Swatch Group AG (Reg.)	664	14,827
UBS AG (NY Shares)	9,200	114,540
TOTAL SWITZERLAND		2,613,121
Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	11,800	79,705
Tupras-Turkiye Petrol Rafinerileri AS	4,500	42,993
TOTAL TURKEY		122,698
United Kingdom - 17.3%
Autonomy Corp. PLC (a)	6,300	99,913
BAE Systems PLC	40,700	237,331
BG Group PLC	22,600	311,404
BHP Billiton PLC ADR	11,100	375,513
Bovis Homes Group PLC	13,300	74,422
BP PLC sponsored ADR	3,400	144,398
British American Tobacco PLC sponsored ADR	2,900	159,790
Centrica PLC	9,775	36,559
Cobham PLC	17,900	55,530
Informa PLC	21,300	74,029
Johnson Matthey PLC	4,300	60,714
Man Group PLC	26,037	77,848
Reckitt Benckiser Group PLC	10,700	414,926
Rio Tinto PLC sponsored ADR	1,050	91,088
Royal Dutch Shell PLC Class A (United Kingdom)	9,300	233,234
Serco Group PLC	50,800	323,473
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ted Baker PLC	8,500	$ 42,819
Tesco PLC	38,600	200,436
TOTAL UNITED KINGDOM		3,013,427
United States of America - 11.4%
Allergan, Inc.	1,600	60,992
Autoliv, Inc.	1,700	31,263
Berkshire Hathaway, Inc. Class B (a)	120	358,680
CyberSource Corp. (a)	9,500	113,335
Ecolab, Inc.	1,400	47,544
FMC Technologies, Inc. (a)	1,800	53,262
Gilead Sciences, Inc. (a)	2,800	142,156
Goldman Sachs Group, Inc.	700	56,511
JPMorgan Chase & Co.	2,800	71,428
Juniper Networks, Inc. (a)	8,200	116,112
Lululemon Athletica, Inc. (a)	1,400	9,520
MasterCard, Inc. Class A	600	81,468
Mohawk Industries, Inc. (a)	1,700	54,587
Philip Morris International, Inc.	6,600	245,190
Pricesmart, Inc.	8,005	130,482
Varian Semiconductor Equipment Associates, Inc. (a)	3,300	62,832
Visa, Inc.	7,200	355,320
TOTAL UNITED STATES OF AMERICA		1,990,682
TOTAL COMMON STOCKS (Cost $22,475,656)		17,017,315
Investment Companies - 1.0%

United States of America - 1.0%
CurrencyShares Japanese Yen Trust ETF (a) (Cost $178,972)	1,600	177,440
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $195,000)	$ 195,004	$ 195,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $22,849,628)		17,389,755
NET OTHER ASSETS - 0.1%		9,861
NET ASSETS - 100%		$ 17,399,616
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$195,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 144,388
UBS Securities LLC	50,612
$ 195,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,389,755	$ 12,950,875	$ 4,438,880	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,407,258. Net unrealized depreciation aggregated $6,017,503, of which $385,122 related to appreciated investment securities and $6,402,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap Fund

January 31, 2009

1.813082.104

ISC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
Australia - 7.9%
AGL Energy Ltd.	41,046	$ 378
Allied Gold Ltd. (a)	1,000,000	214
Allied Gold Ltd. (United Kingdom) (a)	5,974,800	1,429
Ansell Ltd.	468,802	3,014
APA Group unit	753,550	1,428
Billabong International Ltd.	52,462	243
Centamin Egypt Ltd. (a)	5,789,864	3,525
Centennial Coal Co. Ltd.	905,473	1,581
Coal of Africa Ltd. (a)	2,716,204	1,437
Coca-Cola Amatil Ltd.	60,963	351
CopperCo Ltd. (a)	3,342,244	0
David Jones Ltd.	1,228,763	1,775
Dominos Pizza Enterprises Ltd.	186,023	334
Energy Resources of Australia Ltd.	29,974	361
Healthscope Ltd.	210,069	568
Invocare Ltd.	317,832	996
Iress Market Technology Ltd. (d)	319,947	1,047
JB Hi-Fi Ltd. (d)	246,857	1,440
Macquarie Airports unit	520,928	747
Metcash Ltd.	884,235	2,338
Monto Minerals Ltd. (a)	8,206,552	0
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Navitas Ltd.	1,655,222	2,302
Nufarm Ltd.	125,830	889
Origin Energy Ltd.	134,759	1,188
Paladin Energy Ltd. (a)(d)	302,200	574
Qantas Airways Ltd.	230,988	354
QBE Insurance Group Ltd.	172,295	2,591
Ramsay Health Care Ltd.	99,878	634
SAI Global Ltd. (d)	623,955	1,003
Seek Ltd. (d)	428,872	802
Sigma Pharmaceuticals Ltd.	783,310	593
Sonic Healthcare Ltd.	40,015	350
Tassal Group Ltd.	1,122,939	1,421
Tattersall's Ltd.	845,679	1,526
Tianshan Goldfields Ltd. (a)	944,712	39
United Group Ltd.	280,367	1,401
WorleyParsons Ltd.	30,013	280
Wotif.com Holdings Ltd.	212,648	428
TOTAL AUSTRALIA		39,581
Common Stocks - continued
	Shares	Value (000s)
Austria - 0.6%
Andritz AG	102,500	$ 3,058
Belgium - 0.2%
Hansen Transmission International NV (a)	500,100	768
Bermuda - 1.6%
Oakley Capital Investments Ltd. (a)	1,458,000	1,205
Pacific Basin Shipping Ltd.	2,683,000	1,376
Peace Mark Holdings Ltd.	788,000	0
PureCircle Ltd. (a)	616,000	1,692
Seadrill Ltd.	133,600	1,115
Vtech Holdings Ltd.	736,000	2,816
Zambezi Resources Ltd.:
CDI (a)	2,184,593	28
warrants 8/31/09 (a)	108,686	0
TOTAL BERMUDA		8,232
British Virgin Islands - 1.1%
Albidon Ltd. unit (a)	1,469,000	128
Kalahari Energy (a)(f)	1,451,000	1,814
Playtech Ltd. (d)	701,322	3,772
TOTAL BRITISH VIRGIN ISLANDS		5,714
Canada - 1.7%
AirSea Lines (f)	1,893,338	182
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
European Goldfields Ltd. (a)	966,800	2,484
Red Back Mining, Inc. (a)	742,600	4,774
Rock Well Petroleum, Inc. (a)(f)	770,400	0
Starfield Resources, Inc. (a)	4,328,075	830
TOTAL CANADA		8,270
Cayman Islands - 0.5%
China Huiyuan Juice Group Ltd.	271,500	353
International Consolidated Minerals, Inc. (a)	852,927	278
New World China Land Ltd.	2,217,600	553
Orchid Developments Group Ltd. (a)	1,211,000	1,132
Stella International Holdings Ltd.	134,000	116
Yip's Chemical Holdings Ltd.	734,000	190
TOTAL CAYMAN ISLANDS		2,622
China - 0.3%
BYD Co. Ltd. (H Shares)	111,000	207
Common Stocks - continued
	Shares	Value (000s)
China - continued
Shandong Chenming Paper Holdings Ltd. (B Shares)	499,200	$ 214
Yantai Changyu Pioneer Wine Co. (B Shares)	254,510	960
TOTAL CHINA		1,381
Cyprus - 1.1%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,906
Mirland Development Corp. PLC (a)	800,700	575
TOTAL CYPRUS		5,481
Denmark - 0.9%
Genmab AS (a)	12,345	517
Vestas Wind Systems AS (a)	83,500	4,079
TOTAL DENMARK		4,596
Egypt - 0.2%
Talaat Moustafa Group Holding (a)	1,669,700	864
Finland - 0.4%
Nokian Tyres Ltd. (d)	222,740	2,184
France - 6.8%
Adenclassifieds SA (a)	102,500	1,968
Altamir Amboise (d)	311,100	908
April Group	84,200	2,720
Audika SA	78,300	1,614
Boursorama (a)	165,300	1,048
Delachaux SA (d)	55,900	2,883
Devoteam SA	41,900	563
Iliad Group SA	46,600	3,884
Ingenico SA	144,000	2,396
Laurent-Perrier Group	8,460	477
LeGuide.com SA (a)	96,800	1,698
Maisons France Confort	48,000	885
Meetic (a)(d)	251,300	4,469
Sartorius Stedim Biotech	62,600	1,213
SeLoger.com (a)(d)	139,000	2,401
SR Teleperformance SA	109,300	3,004
Vilmorin & Cie (d)	18,910	2,101
TOTAL FRANCE		34,232
Germany - 5.9%
Biotest AG	1,902	102
CTS Eventim AG (d)	100,400	3,252
Delticom AG	53,200	2,773
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Fresenius Medical Care AG & Co. KGaA	115,410	$ 5,173
Gerresheimer AG	91,400	1,872
KROMI Logistik AG (a)	126,500	794
Open Business Club AG (a)	45,000	1,757
Q-Cells SE (a)(d)	73,100	1,797
Rational AG (d)	27,500	2,341
SMA Solar Technology AG	55,500	2,152
Solarvalue AG	96,800	74
STRATEC Biomedical Systems AG	100,200	1,552
United Internet AG	345,300	2,515
Vossloh AG	16,900	1,706
Wirecard AG	277,950	1,584
TOTAL GERMANY		29,444
Greece - 0.4%
Babis Vovos International Technical SA (a)	159,500	1,082
Jumbo SA	169,800	1,030
TOTAL GREECE		2,112
Hong Kong - 2.3%
Cafe de Coral Holdings Ltd.	1,404,000	2,707
Champion (REIT)	5,121,000	1,266
First Pacific Co. Ltd.	1,686,000	606
Melco International Development Ltd.	3,535,000	1,014
Midland Holdings Ltd.	2,614,000	771
Prosperity (REIT)	1,329,000	153
Sa Sa International Holdings Ltd.	2,010,000	539
Shaw Brothers (Hong Kong) Ltd.	93,000	155
Shun Tak Holdings Ltd.	7,554,000	2,741
SmarTone Telecommunications Holdings Ltd.	504,500	386
Techtronic Industries Co. Ltd.	980,000	321
Texwinca Holdings Ltd.	1,022,000	437
Transport International Holdings Ltd.	89,600	208
TOTAL HONG KONG		11,304
Ireland - 0.2%
Kenmare Resources PLC (a)	1,165,900	158
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	37
Paddy Power PLC (Ireland)	54,700	763
Vimio PLC (a)	867,300	0
TOTAL IRELAND		958
Common Stocks - continued
	Shares	Value (000s)
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	351,590	$ 923
Teleunit SpA (a)(e)	12,312,258	202
TOTAL ITALY		1,125
Japan - 29.5%
Aioi Insurance Co. Ltd.	476,000	2,326
Air Water, Inc.	280,000	2,261
Airport Facilities Co. Ltd.	168,800	967
Ajinomoto Co., Inc.	171,000	1,473
ARCS Co. Ltd.	130,700	2,139
Arnest One Corp. (d)	364,300	466
C. Uyemura & Co. Ltd.	51,200	1,108
Central Glass Co. Ltd.	130,000	474
Chiba Bank Ltd.	213,000	1,195
Create SD Co. Ltd.	60,800	1,224
Culture Convenience Club Co. Ltd. (d)	115,500	1,077
Daicel Chemical Industries Ltd.	379,000	1,666
Daihen Corp. (d)	816,000	3,204
Daikin Industries Ltd.	16,700	383
Dainippon Screen Manufacturing Co. Ltd.	298,000	524
Daiseki Co. Ltd. (d)	75,930	1,163
Don Quijote Co. Ltd. (d)	101,600	1,605
eAccess Ltd. (d)	2,911	1,974
EPS Co. Ltd. (d)	850	3,646
FamilyMart Co. Ltd.	68,900	2,517
Ferrotec Corp.	33,100	382
FreeBit Co., Ltd. (d)	233	1,008
Fuji Oil Co. Ltd.	157,600	1,948
Furuno Electric Co. Ltd.	93,000	552
Green Hospital Supply, Inc. (a)(d)	2,215	1,280
Hamamatsu Photonics KK	27,400	462
Haseko Corp.	676,500	629
Hisamitsu Pharmaceutical Co., Inc.	13,500	501
Hitachi Construction Machinery Co. Ltd. (d)	34,700	340
Hitachi Metals Ltd.	132,000	680
Hitachi Transport System Ltd.	72,200	894
Hokuto Corp. (d)	46,300	1,224
Ichirokudo Co. Ltd. (a)	736	285
Ichiyoshi Securities Co. Ltd. (d)	97,400	558
Inpex Corp.	278	1,995
Itochu Corp.	195,000	948
Japan Asia Investment Co. Ltd. (d)	659,000	417
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Jupiter Telecommunications Co.	3,946	$ 3,730
kabu.com Securities Co. Ltd.	670	745
Kakaku.com, Inc. (d)	880	3,414
Kandenko Co. Ltd. (d)	82,000	608
Kinki Sharyo Co. Ltd. (d)	244,000	1,133
KOMERI Co. Ltd.	66,700	1,215
Kuraray Co. Ltd.	154,000	1,212
McDonald's Holdings Co. (Japan) Ltd.	131,300	2,600
Meiko Electronics Co. Ltd.	68,300	447
Miraca Holdings, Inc.	61,800	1,320
Mitsubishi Rayon Co. Ltd.	617,000	1,479
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,840	1,129
Nabtesco Corp.	61,000	373
Nagaileben Co. Ltd.	7,400	153
Namco Bandai Holdings, Inc.	109,500	1,094
NGK Insulators Ltd.	37,000	476
Nichi-iko Pharmaceutical Co. Ltd.	56,900	1,908
Nihon Kohden Corp.	23,700	442
Nihon M&A Center, Inc. (d)	291	1,235
Nihon Nohyaku Co. Ltd. (d)	376,000	2,495
Nikon Corp.	81,000	843
Nippon Seiki Co. Ltd.	149,000	926
NOF Corp.	236,000	1,043
Nomura Real Estate Residential Fund, Inc.	231	804
NTT Urban Development Co.	1,053	905
Oenon Holdings, Inc.	393,000	986
Pigeon Corp. (d)	48,200	1,207
Point, Inc.	67,310	3,016
Promise Co. Ltd.	22,500	413
R-Tech Ueno Ltd. (d)	70	178
Rengo Co. Ltd. (d)	402,000	2,760
Resona Holdings, Inc. (d)	122,700	1,892
Rohto Pharmaceutical Co. Ltd.	126,000	1,559
Roland DG Corp. (d)	53,600	640
Round One Corp.	152,600	1,338
Saizeriya Co. Ltd. (d)	211,400	2,696
Sankyu, Inc.	407,000	1,276
Santen Pharmaceutical Co. Ltd.	107,700	3,468
Sato Corp.	130,600	1,331
Sec Carbon Ltd.	126,000	429
Sega Sammy Holdings, Inc. (d)	223,500	2,828
Sekisui Chemical Co. Ltd.	245,000	1,364
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	1,219	$ 3,696
Shimadzu Corp.	101,000	611
Shin Nippon Biomedical Laboratories Ltd. (d)	107,600	526
Shin-Kobe Electric Machinery Co. Ltd. (d)	181,000	1,008
Shizuoka Bank Ltd.	149,000	1,554
SHO-BOND Holdings Co. Ltd.	189,900	3,976
So-net M3, Inc. (d)	747	2,719
Sony Financial Holdings, Inc.	827	2,726
SRI Sports Ltd.	722	634
Stanley Electric Co. Ltd.	86,600	836
Start Today Co. Ltd.	373	1,156
Sumitomo Rubber Industries Ltd.	200,800	1,261
Sysmex Corp.	53,400	1,622
Taisei Corp.	210,000	464
Takeei Corp.	87,100	837
Tocalo Co. Ltd.	61,800	581
Tohoku Electric Power Co., Inc.	43,800	1,128
Tokyo Gas Co. Ltd.	235,000	1,112
Tokyo Ohka Kogyo Co. Ltd.	29,100	464
Toto Ltd. (d)	174,000	919
Toyo Kohan Co. Ltd.	118,000	495
Toyo Suisan Kaisha Ltd.	141,000	3,718
Tsumura & Co.	114,900	3,788
Unicharm Petcare Corp.	9,300	308
USJ Co. Ltd. (d)	2,744	1,227
Weathernews, Inc.	24,900	348
Works Applications Co. Ltd.	2,301	1,616
Yamatake Corp.	105,300	1,918
Yokogawa Bridge Holdings Corp.	218,000	2,109
TOTAL JAPAN		147,962
Luxembourg - 0.1%
GlobeOp Financial Services SA	741,785	745
Malaysia - 0.1%
Top Glove Corp. Bhd	380,700	470
Netherlands - 2.0%
Brunel International NV (d)	96,600	1,144
Cryo-Save Group NV (a)	342,600	176
Gemalto NV (a)	77,100	1,896
James Hardie Industries NV unit	475,950	1,167
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
QIAGEN NV (a)	282,300	$ 4,850
SMARTRAC NV (a)	49,800	624
TOTAL NETHERLANDS		9,857
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	753,068	1,293
The Warehouse Group Ltd.	286,796	535
TOTAL NEW ZEALAND		1,828
Norway - 0.4%
IMAREX NOS ASA (a)	169,600	1,499
Norwegian Property ASA	400,590	306
TOTAL NORWAY		1,805
Papua New Guinea - 0.7%
Lihir Gold Ltd. (a)	750,837	1,490
Oil Search Ltd.	741,069	2,006
TOTAL PAPUA NEW GUINEA		3,496
Singapore - 1.9%
Ascendas Real Estate Investment Trust (A-REIT)	981,000	927
MobileOne Ltd.	609,000	651
Raffles Medical Group Ltd.	2,607,000	1,192
Singapore Post Ltd.	1,313,000	666
SMRT Corp. Ltd.	3,923,000	4,100
Suntec (REIT)	1,498,000	648
Wing Tai Holdings Ltd.	3,145,000	1,434
TOTAL SINGAPORE		9,618
Spain - 1.0%
Grifols SA	91,738	1,618
Laboratorios Almirall SA	159,700	1,337
Laboratorios Farmaceuticos ROVI SA	305,800	2,271
TOTAL SPAIN		5,226
Sweden - 1.4%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	30
Elekta AB (B Shares) (d)	332,800	3,788
Intrum Justitia AB	235,600	1,928
Q-Med AB	207,100	767
XCounter AB (a)	1,108,000	490
TOTAL SWEDEN		7,003
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 2.0%
Actelion Ltd. (Reg.) (a)	88,660	$ 4,831
Basilea Pharmaceutica AG (a)	9,770	1,217
Cytos Biotechnology AG (a)	12,787	271
Partners Group Holding	33,660	2,243
VZ Holding AG	48,110	1,472
TOTAL SWITZERLAND		10,034
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	391,200	827
C.P. Seven Eleven PCL	691,100	218
Total Access Communication PCL	897,500	717
TOTAL THAILAND		1,762
United Kingdom - 19.3%
Abcam PLC	354,600	2,583
Aberdeen Asset Management PLC	1,528,000	2,852
ACP Capital Ltd.	265,625	37
Advanced Fluid Connections PLC (a)	7,009,687	0
Afren PLC (a)	2,379,850	750
Antisoma PLC (a)	3,747,300	1,521
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	0
ASOS PLC (a)(d)	1,331,300	5,264
Autonomy Corp. PLC (a)	367,600	5,830
Axis Shield PLC (a)	502,500	2,329
Blinkx PLC (a)	2,063,000	434
Bond International Software PLC	583,666	355
Cadogan Petroleum PLC	1,406,300	367
Camco International Ltd. (a)	1,183,202	274
Celsis International PLC (a)	443,648	1,019
Centurion Electronics PLC (a)(e)	748,299	0
Ceres Power Holdings PLC (a)	469,300	719
China Goldmines PLC (a)	669,353	206
Clerkenwell Ventures PLC (a)	2,023,000	924
Concateno PLC (a)	1,990,000	2,438
Connaught PLC	509,400	2,658
Corac Group PLC (a)	3,979,104	793
Craneware PLC	865,000	2,777
CVS Group PLC (a)	353,900	793
Dana Petroleum PLC (a)	165,155	2,163
Datacash Group PLC	1,360,680	4,843
Enterprise Inns PLC	1,483,600	1,038
European Nickel PLC (a)	3,872,700	124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Evolution Group PLC	1,837,200	$ 2,404
Faroe Petroleum PLC (a)	262,500	308
GoIndustry-DoveBid PLC (a)	1,466,500	54
IBS Group Holding Ltd. GDR (Reg. S) (a)	311,000	422
Ideal Shopping Direct PLC	234,592	114
IG Group Holdings PLC	1,300,989	5,479
Inova Holding PLC (a)	1,443,461	0
Intec Telecom Systems PLC (a)	1,837,268	719
Jubilee Platinum PLC (a)	1,657,843	222
Keronite PLC (f)	13,620,267	197
Landround PLC warrants 12/11/09 (a)(f)	166,666	0
Marwyn Value Investors II Ltd. (a)	1,670,000	303
Max Petroleum PLC (a)	2,509,220	91
Michael Page International PLC	404,368	1,281
NCC Group Ltd.	343,715	1,728
Nviro Cleantech PLC (a)	2,175,000	544
Powerleague Group PLC	786,200	325
Pureprofile Media PLC (a)(f)	1,108,572	603
Pursuit Dynamics PLC (a)	761,639	701
Redhall Group PLC	370,000	845
Regenersis PLC (a)	815,000	715
Renewable Energy Generation Ltd.	1,762,500	1,367
RGI International Ltd. (a)	337,500	68
Romag Holdings PLC	527,100	344
Royalblue Group PLC	299,842	2,651
Salamander Energy PLC (a)	272,400	437
SDL PLC (a)	1,230,962	4,818
Serco Group PLC	480,699	3,061
Silverdell PLC (a)	921,000	140
Sinclair Pharma PLC (a)	1,888,371	397
Sphere Medical Holding PLC (a)(f)	420,000	1,035
SR Pharma PLC (a)	3,230,100	1,077
Stem Cell Sciences PLC (a)	375,000	57
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Health PLC (d)	418,515	2,427
TMO Biotec (f)	1,000,000	1,007
Toledo Mining Corp. PLC (a)	625,864	81
Triple Plate Junction PLC (a)	527,300	11
Tullow Oil PLC	302,500	3,035
Ukrproduct Group Ltd.	808,100	170
Unite Group PLC	379,010	352
Valiant Petroleum PLC	160,000	620
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vectura Group PLC (a)	1,011,260	$ 924
Wellstream Holdings PLC	248,600	1,719
William Hill PLC	732,900	2,507
Xchanging PLC	1,557,400	4,922
York Pharma PLC (a)	751,900	57
YouGov PLC (a)	1,865,154	1,920
Zenergy Power PLC (a)	761,280	1,131
ZincOx Resources PLC (a)	570,100	331
TOTAL UNITED KINGDOM		96,812
United States of America - 0.4%
CTC Media, Inc. (a)	474,000	1,635
Cyberview Technology, Inc. (a)(e)	996,527	0
Frontera Resources Corp. (a)	1,157,200	327
TyraTech, Inc. (a)	191,500	118
XL TechGroup, Inc. (a)	1,329,250	0
TOTAL UNITED STATES OF AMERICA		2,080
TOTAL COMMON STOCKS (Cost $724,916)		460,624
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Biotest AG (non-vtg.) (Cost $9,984)	123,343	6,167
Investment Companies - 0.1%

United Kingdom - 0.1%
Brookwell Ltd. (e) (Cost $3,644)	1,248,506	724
Money Market Funds - 13.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	32,923,099	$ 32,923
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	32,642,740	32,643
TOTAL MONEY MARKET FUNDS (Cost $65,566)		65,566
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $804,110)		533,081
NET OTHER ASSETS - (6.3)%		(31,730)
NET ASSETS - 100%		$ 501,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,744,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ -
Appian Technology PLC warrants 7/11/09	2/18/05	$ -
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Sphere Medical Holding PLC	8/27/08	$ 1,310
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 109
Fidelity Securities Lending Cash Central Fund	239
Total	$ 348
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,451	$ -	$ -	$ 378	$ 724
Centurion Electronics PLC	-	-	-	-	-
CustomVis PLC	201	-	33	-	-
Cyberview Technology, Inc.	-	-	-	-	-
Teleunit SpA	458	-	-	-	202
Total	$ 2,110	$ -	$ 33	$ 378	$ 926
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 533,081	$ 307,468	$ 215,784	$ 9,829
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 14,777
Total Realized Gain (Loss)	(210)
Total Unrealized Gain (Loss)	(2,047)
Cost of Purchases	-
Proceeds of Sales	(3,058)
Amortization/Accretion	-
Transfer in/out of Level 3	367
Ending Balance	$ 9,829

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $810,574,000. Net unrealized depreciation aggregated $277,493,000, of which $33,502,000 related to appreciated investment securities and $310,995,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.104

AISC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
Australia - 7.9%
AGL Energy Ltd.	41,046	$ 378
Allied Gold Ltd. (a)	1,000,000	214
Allied Gold Ltd. (United Kingdom) (a)	5,974,800	1,429
Ansell Ltd.	468,802	3,014
APA Group unit	753,550	1,428
Billabong International Ltd.	52,462	243
Centamin Egypt Ltd. (a)	5,789,864	3,525
Centennial Coal Co. Ltd.	905,473	1,581
Coal of Africa Ltd. (a)	2,716,204	1,437
Coca-Cola Amatil Ltd.	60,963	351
CopperCo Ltd. (a)	3,342,244	0
David Jones Ltd.	1,228,763	1,775
Dominos Pizza Enterprises Ltd.	186,023	334
Energy Resources of Australia Ltd.	29,974	361
Healthscope Ltd.	210,069	568
Invocare Ltd.	317,832	996
Iress Market Technology Ltd. (d)	319,947	1,047
JB Hi-Fi Ltd. (d)	246,857	1,440
Macquarie Airports unit	520,928	747
Metcash Ltd.	884,235	2,338
Monto Minerals Ltd. (a)	8,206,552	0
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Navitas Ltd.	1,655,222	2,302
Nufarm Ltd.	125,830	889
Origin Energy Ltd.	134,759	1,188
Paladin Energy Ltd. (a)(d)	302,200	574
Qantas Airways Ltd.	230,988	354
QBE Insurance Group Ltd.	172,295	2,591
Ramsay Health Care Ltd.	99,878	634
SAI Global Ltd. (d)	623,955	1,003
Seek Ltd. (d)	428,872	802
Sigma Pharmaceuticals Ltd.	783,310	593
Sonic Healthcare Ltd.	40,015	350
Tassal Group Ltd.	1,122,939	1,421
Tattersall's Ltd.	845,679	1,526
Tianshan Goldfields Ltd. (a)	944,712	39
United Group Ltd.	280,367	1,401
WorleyParsons Ltd.	30,013	280
Wotif.com Holdings Ltd.	212,648	428
TOTAL AUSTRALIA		39,581
Common Stocks - continued
	Shares	Value (000s)
Austria - 0.6%
Andritz AG	102,500	$ 3,058
Belgium - 0.2%
Hansen Transmission International NV (a)	500,100	768
Bermuda - 1.6%
Oakley Capital Investments Ltd. (a)	1,458,000	1,205
Pacific Basin Shipping Ltd.	2,683,000	1,376
Peace Mark Holdings Ltd.	788,000	0
PureCircle Ltd. (a)	616,000	1,692
Seadrill Ltd.	133,600	1,115
Vtech Holdings Ltd.	736,000	2,816
Zambezi Resources Ltd.:
CDI (a)	2,184,593	28
warrants 8/31/09 (a)	108,686	0
TOTAL BERMUDA		8,232
British Virgin Islands - 1.1%
Albidon Ltd. unit (a)	1,469,000	128
Kalahari Energy (a)(f)	1,451,000	1,814
Playtech Ltd. (d)	701,322	3,772
TOTAL BRITISH VIRGIN ISLANDS		5,714
Canada - 1.7%
AirSea Lines (f)	1,893,338	182
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
European Goldfields Ltd. (a)	966,800	2,484
Red Back Mining, Inc. (a)	742,600	4,774
Rock Well Petroleum, Inc. (a)(f)	770,400	0
Starfield Resources, Inc. (a)	4,328,075	830
TOTAL CANADA		8,270
Cayman Islands - 0.5%
China Huiyuan Juice Group Ltd.	271,500	353
International Consolidated Minerals, Inc. (a)	852,927	278
New World China Land Ltd.	2,217,600	553
Orchid Developments Group Ltd. (a)	1,211,000	1,132
Stella International Holdings Ltd.	134,000	116
Yip's Chemical Holdings Ltd.	734,000	190
TOTAL CAYMAN ISLANDS		2,622
China - 0.3%
BYD Co. Ltd. (H Shares)	111,000	207
Common Stocks - continued
	Shares	Value (000s)
China - continued
Shandong Chenming Paper Holdings Ltd. (B Shares)	499,200	$ 214
Yantai Changyu Pioneer Wine Co. (B Shares)	254,510	960
TOTAL CHINA		1,381
Cyprus - 1.1%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,906
Mirland Development Corp. PLC (a)	800,700	575
TOTAL CYPRUS		5,481
Denmark - 0.9%
Genmab AS (a)	12,345	517
Vestas Wind Systems AS (a)	83,500	4,079
TOTAL DENMARK		4,596
Egypt - 0.2%
Talaat Moustafa Group Holding (a)	1,669,700	864
Finland - 0.4%
Nokian Tyres Ltd. (d)	222,740	2,184
France - 6.8%
Adenclassifieds SA (a)	102,500	1,968
Altamir Amboise (d)	311,100	908
April Group	84,200	2,720
Audika SA	78,300	1,614
Boursorama (a)	165,300	1,048
Delachaux SA (d)	55,900	2,883
Devoteam SA	41,900	563
Iliad Group SA	46,600	3,884
Ingenico SA	144,000	2,396
Laurent-Perrier Group	8,460	477
LeGuide.com SA (a)	96,800	1,698
Maisons France Confort	48,000	885
Meetic (a)(d)	251,300	4,469
Sartorius Stedim Biotech	62,600	1,213
SeLoger.com (a)(d)	139,000	2,401
SR Teleperformance SA	109,300	3,004
Vilmorin & Cie (d)	18,910	2,101
TOTAL FRANCE		34,232
Germany - 5.9%
Biotest AG	1,902	102
CTS Eventim AG (d)	100,400	3,252
Delticom AG	53,200	2,773
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Fresenius Medical Care AG & Co. KGaA	115,410	$ 5,173
Gerresheimer AG	91,400	1,872
KROMI Logistik AG (a)	126,500	794
Open Business Club AG (a)	45,000	1,757
Q-Cells SE (a)(d)	73,100	1,797
Rational AG (d)	27,500	2,341
SMA Solar Technology AG	55,500	2,152
Solarvalue AG	96,800	74
STRATEC Biomedical Systems AG	100,200	1,552
United Internet AG	345,300	2,515
Vossloh AG	16,900	1,706
Wirecard AG	277,950	1,584
TOTAL GERMANY		29,444
Greece - 0.4%
Babis Vovos International Technical SA (a)	159,500	1,082
Jumbo SA	169,800	1,030
TOTAL GREECE		2,112
Hong Kong - 2.3%
Cafe de Coral Holdings Ltd.	1,404,000	2,707
Champion (REIT)	5,121,000	1,266
First Pacific Co. Ltd.	1,686,000	606
Melco International Development Ltd.	3,535,000	1,014
Midland Holdings Ltd.	2,614,000	771
Prosperity (REIT)	1,329,000	153
Sa Sa International Holdings Ltd.	2,010,000	539
Shaw Brothers (Hong Kong) Ltd.	93,000	155
Shun Tak Holdings Ltd.	7,554,000	2,741
SmarTone Telecommunications Holdings Ltd.	504,500	386
Techtronic Industries Co. Ltd.	980,000	321
Texwinca Holdings Ltd.	1,022,000	437
Transport International Holdings Ltd.	89,600	208
TOTAL HONG KONG		11,304
Ireland - 0.2%
Kenmare Resources PLC (a)	1,165,900	158
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	37
Paddy Power PLC (Ireland)	54,700	763
Vimio PLC (a)	867,300	0
TOTAL IRELAND		958
Common Stocks - continued
	Shares	Value (000s)
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	351,590	$ 923
Teleunit SpA (a)(e)	12,312,258	202
TOTAL ITALY		1,125
Japan - 29.5%
Aioi Insurance Co. Ltd.	476,000	2,326
Air Water, Inc.	280,000	2,261
Airport Facilities Co. Ltd.	168,800	967
Ajinomoto Co., Inc.	171,000	1,473
ARCS Co. Ltd.	130,700	2,139
Arnest One Corp. (d)	364,300	466
C. Uyemura & Co. Ltd.	51,200	1,108
Central Glass Co. Ltd.	130,000	474
Chiba Bank Ltd.	213,000	1,195
Create SD Co. Ltd.	60,800	1,224
Culture Convenience Club Co. Ltd. (d)	115,500	1,077
Daicel Chemical Industries Ltd.	379,000	1,666
Daihen Corp. (d)	816,000	3,204
Daikin Industries Ltd.	16,700	383
Dainippon Screen Manufacturing Co. Ltd.	298,000	524
Daiseki Co. Ltd. (d)	75,930	1,163
Don Quijote Co. Ltd. (d)	101,600	1,605
eAccess Ltd. (d)	2,911	1,974
EPS Co. Ltd. (d)	850	3,646
FamilyMart Co. Ltd.	68,900	2,517
Ferrotec Corp.	33,100	382
FreeBit Co., Ltd. (d)	233	1,008
Fuji Oil Co. Ltd.	157,600	1,948
Furuno Electric Co. Ltd.	93,000	552
Green Hospital Supply, Inc. (a)(d)	2,215	1,280
Hamamatsu Photonics KK	27,400	462
Haseko Corp.	676,500	629
Hisamitsu Pharmaceutical Co., Inc.	13,500	501
Hitachi Construction Machinery Co. Ltd. (d)	34,700	340
Hitachi Metals Ltd.	132,000	680
Hitachi Transport System Ltd.	72,200	894
Hokuto Corp. (d)	46,300	1,224
Ichirokudo Co. Ltd. (a)	736	285
Ichiyoshi Securities Co. Ltd. (d)	97,400	558
Inpex Corp.	278	1,995
Itochu Corp.	195,000	948
Japan Asia Investment Co. Ltd. (d)	659,000	417
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Jupiter Telecommunications Co.	3,946	$ 3,730
kabu.com Securities Co. Ltd.	670	745
Kakaku.com, Inc. (d)	880	3,414
Kandenko Co. Ltd. (d)	82,000	608
Kinki Sharyo Co. Ltd. (d)	244,000	1,133
KOMERI Co. Ltd.	66,700	1,215
Kuraray Co. Ltd.	154,000	1,212
McDonald's Holdings Co. (Japan) Ltd.	131,300	2,600
Meiko Electronics Co. Ltd.	68,300	447
Miraca Holdings, Inc.	61,800	1,320
Mitsubishi Rayon Co. Ltd.	617,000	1,479
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,840	1,129
Nabtesco Corp.	61,000	373
Nagaileben Co. Ltd.	7,400	153
Namco Bandai Holdings, Inc.	109,500	1,094
NGK Insulators Ltd.	37,000	476
Nichi-iko Pharmaceutical Co. Ltd.	56,900	1,908
Nihon Kohden Corp.	23,700	442
Nihon M&A Center, Inc. (d)	291	1,235
Nihon Nohyaku Co. Ltd. (d)	376,000	2,495
Nikon Corp.	81,000	843
Nippon Seiki Co. Ltd.	149,000	926
NOF Corp.	236,000	1,043
Nomura Real Estate Residential Fund, Inc.	231	804
NTT Urban Development Co.	1,053	905
Oenon Holdings, Inc.	393,000	986
Pigeon Corp. (d)	48,200	1,207
Point, Inc.	67,310	3,016
Promise Co. Ltd.	22,500	413
R-Tech Ueno Ltd. (d)	70	178
Rengo Co. Ltd. (d)	402,000	2,760
Resona Holdings, Inc. (d)	122,700	1,892
Rohto Pharmaceutical Co. Ltd.	126,000	1,559
Roland DG Corp. (d)	53,600	640
Round One Corp.	152,600	1,338
Saizeriya Co. Ltd. (d)	211,400	2,696
Sankyu, Inc.	407,000	1,276
Santen Pharmaceutical Co. Ltd.	107,700	3,468
Sato Corp.	130,600	1,331
Sec Carbon Ltd.	126,000	429
Sega Sammy Holdings, Inc. (d)	223,500	2,828
Sekisui Chemical Co. Ltd.	245,000	1,364
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	1,219	$ 3,696
Shimadzu Corp.	101,000	611
Shin Nippon Biomedical Laboratories Ltd. (d)	107,600	526
Shin-Kobe Electric Machinery Co. Ltd. (d)	181,000	1,008
Shizuoka Bank Ltd.	149,000	1,554
SHO-BOND Holdings Co. Ltd.	189,900	3,976
So-net M3, Inc. (d)	747	2,719
Sony Financial Holdings, Inc.	827	2,726
SRI Sports Ltd.	722	634
Stanley Electric Co. Ltd.	86,600	836
Start Today Co. Ltd.	373	1,156
Sumitomo Rubber Industries Ltd.	200,800	1,261
Sysmex Corp.	53,400	1,622
Taisei Corp.	210,000	464
Takeei Corp.	87,100	837
Tocalo Co. Ltd.	61,800	581
Tohoku Electric Power Co., Inc.	43,800	1,128
Tokyo Gas Co. Ltd.	235,000	1,112
Tokyo Ohka Kogyo Co. Ltd.	29,100	464
Toto Ltd. (d)	174,000	919
Toyo Kohan Co. Ltd.	118,000	495
Toyo Suisan Kaisha Ltd.	141,000	3,718
Tsumura & Co.	114,900	3,788
Unicharm Petcare Corp.	9,300	308
USJ Co. Ltd. (d)	2,744	1,227
Weathernews, Inc.	24,900	348
Works Applications Co. Ltd.	2,301	1,616
Yamatake Corp.	105,300	1,918
Yokogawa Bridge Holdings Corp.	218,000	2,109
TOTAL JAPAN		147,962
Luxembourg - 0.1%
GlobeOp Financial Services SA	741,785	745
Malaysia - 0.1%
Top Glove Corp. Bhd	380,700	470
Netherlands - 2.0%
Brunel International NV (d)	96,600	1,144
Cryo-Save Group NV (a)	342,600	176
Gemalto NV (a)	77,100	1,896
James Hardie Industries NV unit	475,950	1,167
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
QIAGEN NV (a)	282,300	$ 4,850
SMARTRAC NV (a)	49,800	624
TOTAL NETHERLANDS		9,857
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	753,068	1,293
The Warehouse Group Ltd.	286,796	535
TOTAL NEW ZEALAND		1,828
Norway - 0.4%
IMAREX NOS ASA (a)	169,600	1,499
Norwegian Property ASA	400,590	306
TOTAL NORWAY		1,805
Papua New Guinea - 0.7%
Lihir Gold Ltd. (a)	750,837	1,490
Oil Search Ltd.	741,069	2,006
TOTAL PAPUA NEW GUINEA		3,496
Singapore - 1.9%
Ascendas Real Estate Investment Trust (A-REIT)	981,000	927
MobileOne Ltd.	609,000	651
Raffles Medical Group Ltd.	2,607,000	1,192
Singapore Post Ltd.	1,313,000	666
SMRT Corp. Ltd.	3,923,000	4,100
Suntec (REIT)	1,498,000	648
Wing Tai Holdings Ltd.	3,145,000	1,434
TOTAL SINGAPORE		9,618
Spain - 1.0%
Grifols SA	91,738	1,618
Laboratorios Almirall SA	159,700	1,337
Laboratorios Farmaceuticos ROVI SA	305,800	2,271
TOTAL SPAIN		5,226
Sweden - 1.4%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	30
Elekta AB (B Shares) (d)	332,800	3,788
Intrum Justitia AB	235,600	1,928
Q-Med AB	207,100	767
XCounter AB (a)	1,108,000	490
TOTAL SWEDEN		7,003
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 2.0%
Actelion Ltd. (Reg.) (a)	88,660	$ 4,831
Basilea Pharmaceutica AG (a)	9,770	1,217
Cytos Biotechnology AG (a)	12,787	271
Partners Group Holding	33,660	2,243
VZ Holding AG	48,110	1,472
TOTAL SWITZERLAND		10,034
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	391,200	827
C.P. Seven Eleven PCL	691,100	218
Total Access Communication PCL	897,500	717
TOTAL THAILAND		1,762
United Kingdom - 19.3%
Abcam PLC	354,600	2,583
Aberdeen Asset Management PLC	1,528,000	2,852
ACP Capital Ltd.	265,625	37
Advanced Fluid Connections PLC (a)	7,009,687	0
Afren PLC (a)	2,379,850	750
Antisoma PLC (a)	3,747,300	1,521
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	0
ASOS PLC (a)(d)	1,331,300	5,264
Autonomy Corp. PLC (a)	367,600	5,830
Axis Shield PLC (a)	502,500	2,329
Blinkx PLC (a)	2,063,000	434
Bond International Software PLC	583,666	355
Cadogan Petroleum PLC	1,406,300	367
Camco International Ltd. (a)	1,183,202	274
Celsis International PLC (a)	443,648	1,019
Centurion Electronics PLC (a)(e)	748,299	0
Ceres Power Holdings PLC (a)	469,300	719
China Goldmines PLC (a)	669,353	206
Clerkenwell Ventures PLC (a)	2,023,000	924
Concateno PLC (a)	1,990,000	2,438
Connaught PLC	509,400	2,658
Corac Group PLC (a)	3,979,104	793
Craneware PLC	865,000	2,777
CVS Group PLC (a)	353,900	793
Dana Petroleum PLC (a)	165,155	2,163
Datacash Group PLC	1,360,680	4,843
Enterprise Inns PLC	1,483,600	1,038
European Nickel PLC (a)	3,872,700	124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Evolution Group PLC	1,837,200	$ 2,404
Faroe Petroleum PLC (a)	262,500	308
GoIndustry-DoveBid PLC (a)	1,466,500	54
IBS Group Holding Ltd. GDR (Reg. S) (a)	311,000	422
Ideal Shopping Direct PLC	234,592	114
IG Group Holdings PLC	1,300,989	5,479
Inova Holding PLC (a)	1,443,461	0
Intec Telecom Systems PLC (a)	1,837,268	719
Jubilee Platinum PLC (a)	1,657,843	222
Keronite PLC (f)	13,620,267	197
Landround PLC warrants 12/11/09 (a)(f)	166,666	0
Marwyn Value Investors II Ltd. (a)	1,670,000	303
Max Petroleum PLC (a)	2,509,220	91
Michael Page International PLC	404,368	1,281
NCC Group Ltd.	343,715	1,728
Nviro Cleantech PLC (a)	2,175,000	544
Powerleague Group PLC	786,200	325
Pureprofile Media PLC (a)(f)	1,108,572	603
Pursuit Dynamics PLC (a)	761,639	701
Redhall Group PLC	370,000	845
Regenersis PLC (a)	815,000	715
Renewable Energy Generation Ltd.	1,762,500	1,367
RGI International Ltd. (a)	337,500	68
Romag Holdings PLC	527,100	344
Royalblue Group PLC	299,842	2,651
Salamander Energy PLC (a)	272,400	437
SDL PLC (a)	1,230,962	4,818
Serco Group PLC	480,699	3,061
Silverdell PLC (a)	921,000	140
Sinclair Pharma PLC (a)	1,888,371	397
Sphere Medical Holding PLC (a)(f)	420,000	1,035
SR Pharma PLC (a)	3,230,100	1,077
Stem Cell Sciences PLC (a)	375,000	57
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Health PLC (d)	418,515	2,427
TMO Biotec (f)	1,000,000	1,007
Toledo Mining Corp. PLC (a)	625,864	81
Triple Plate Junction PLC (a)	527,300	11
Tullow Oil PLC	302,500	3,035
Ukrproduct Group Ltd.	808,100	170
Unite Group PLC	379,010	352
Valiant Petroleum PLC	160,000	620
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vectura Group PLC (a)	1,011,260	$ 924
Wellstream Holdings PLC	248,600	1,719
William Hill PLC	732,900	2,507
Xchanging PLC	1,557,400	4,922
York Pharma PLC (a)	751,900	57
YouGov PLC (a)	1,865,154	1,920
Zenergy Power PLC (a)	761,280	1,131
ZincOx Resources PLC (a)	570,100	331
TOTAL UNITED KINGDOM		96,812
United States of America - 0.4%
CTC Media, Inc. (a)	474,000	1,635
Cyberview Technology, Inc. (a)(e)	996,527	0
Frontera Resources Corp. (a)	1,157,200	327
TyraTech, Inc. (a)	191,500	118
XL TechGroup, Inc. (a)	1,329,250	0
TOTAL UNITED STATES OF AMERICA		2,080
TOTAL COMMON STOCKS (Cost $724,916)		460,624
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Biotest AG (non-vtg.) (Cost $9,984)	123,343	6,167
Investment Companies - 0.1%

United Kingdom - 0.1%
Brookwell Ltd. (e) (Cost $3,644)	1,248,506	724
Money Market Funds - 13.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	32,923,099	$ 32,923
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	32,642,740	32,643
TOTAL MONEY MARKET FUNDS (Cost $65,566)		65,566
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $804,110)		533,081
NET OTHER ASSETS - (6.3)%		(31,730)
NET ASSETS - 100%		$ 501,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,744,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ -
Appian Technology PLC warrants 7/11/09	2/18/05	$ -
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Sphere Medical Holding PLC	8/27/08	$ 1,310
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 109
Fidelity Securities Lending Cash Central Fund	239
Total	$ 348
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,451	$ -	$ -	$ 378	$ 724
Centurion Electronics PLC	-	-	-	-	-
CustomVis PLC	201	-	33	-	-
Cyberview Technology, Inc.	-	-	-	-	-
Teleunit SpA	458	-	-	-	202
Total	$ 2,110	$ -	$ 33	$ 378	$ 926
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 533,081	$ 307,468	$ 215,784	$ 9,829
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 14,777
Total Realized Gain (Loss)	(210)
Total Unrealized Gain (Loss)	(2,047)
Cost of Purchases	-
Proceeds of Sales	(3,058)
Amortization/Accretion	-
Transfer in/out of Level 3	367
Ending Balance	$ 9,829

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $810,574,000. Net unrealized depreciation aggregated $277,493,000, of which $33,502,000 related to appreciated investment securities and $310,995,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap
Opportunities Fund

January 31, 2009

1.827842.103

ILS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 0.5%
Lion Nathan Ltd.	290,451	$ 1,495,130
Austria - 0.2%
Andritz AG	16,200	483,262
Belgium - 1.0%
Hansen Transmission International NV (a)	564,600	867,581
Umicore SA	103,000	1,926,634
TOTAL BELGIUM		2,794,215
Bermuda - 0.5%
Ports Design Ltd.	1,461,500	1,478,119
Brazil - 0.5%
BM&F BOVESPA SA	494,600	1,436,898
Canada - 5.7%
Agnico-Eagle Mines Ltd.	69,200	3,697,516
Eldorado Gold Corp. (a)	224,600	1,758,910
Fairfax Financial Holdings Ltd.	16,900	5,499,376
Harry Winston Diamond Corp.	355,900	1,416,806
Niko Resources Ltd.	29,300	1,205,606
Petrobank Energy & Resources Ltd. (a)	177,400	2,807,489
TOTAL CANADA		16,385,703
Cayman Islands - 0.5%
China Dongxiang Group Co. Ltd.	4,898,000	1,412,633
China - 0.3%
Li Ning Co. Ltd.	654,000	908,380
Finland - 0.8%
Nokian Tyres Ltd.	59,600	584,503
Outotec Oyj	50,000	710,567
Poyry Oyj	100,000	1,030,642
TOTAL FINLAND		2,325,712
France - 2.0%
Audika SA	92,184	1,900,173
Laurent-Perrier Group (d)	12,200	687,265
Remy Cointreau SA	34,000	907,387
Saft Groupe SA	90,700	2,227,243
TOTAL FRANCE		5,722,068
Germany - 4.0%
Bilfinger Berger AG	35,000	1,489,501
Common Stocks - continued
	Shares	Value
Germany - continued
Software AG (Bearer)	101,800	$ 6,222,171
Vossloh AG	37,600	3,794,819
TOTAL GERMANY		11,506,491
India - 0.8%
Bharti Airtel Ltd. (a)	170,680	2,191,919
Ireland - 0.8%
CRH PLC	49,900	1,162,743
CRH PLC sponsored ADR	10,000	237,500
Kerry Group PLC Class A	44,800	840,286
TOTAL IRELAND		2,240,529
Israel - 1.6%
Partner Communications Co. Ltd. ADR (d)	291,500	4,503,675
Japan - 21.8%
Alpen Co. Ltd.	18,000	359,313
Autobacs Seven Co. Ltd.	57,300	1,535,884
Denso Corp.	50,000	905,981
Dydo Drinco, Inc. (d)	26,900	771,772
FCC Co. Ltd.	44,700	439,995
Glory Ltd.	45,000	772,970
Japan Retail Fund Investment Corp.	734	3,228,475
Kamigumi Co. Ltd.	75,000	594,273
Kenedix Realty Investment Corp.	202	526,467
Kobayashi Pharmaceutical Co. Ltd.	171,600	6,483,859
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	750,900	4,129,950
Nagaileben Co. Ltd.	14,700	303,643
NGK Insulators Ltd.	235,000	3,020,291
Nippon Accommodations Fund, Inc.	164	703,071
Nippon Building Fund, Inc.	160	1,716,636
Nippon Seiki Co. Ltd.	22,000	136,653
Nippon Thompson Co. Ltd.	264,000	1,079,122
Nitta Corp.	28,000	362,352
Ohashi Technica, Inc.	27,200	189,647
ORIX Corp.	21,000	916,844
Osaka Securities Exchange Co. Ltd.	1,426	6,471,472
Ozeki Co. Ltd.	3,100	89,394
Pal Co. Ltd.	19,250	222,961
Promise Co. Ltd. (d)	518,850	9,523,167
SAZABY, Inc.	9,800	143,445
SHO-BOND Holdings Co. Ltd.	76,500	1,601,866
Sony Financial Holdings, Inc.	358	1,180,001
Common Stocks - continued
	Shares	Value
Japan - continued
Temp Holdings Co., Ltd.	133,200	$ 892,401
THK Co. Ltd.	90,000	1,142,446
Toho Pharmaceutical Co. Ltd. (d)	61,900	695,094
Tsumura & Co.	222,500	7,335,455
Tsutsumi Jewelry Co. Ltd.	82,300	1,809,909
USS Co. Ltd.	80,220	3,430,683
TOTAL JAPAN		62,715,492
Korea (South) - 0.6%
NHN Corp. (a)	17,850	1,765,805
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	76,100	2,169,611
Wal-Mart de Mexico SA de CV Series V	940,500	1,961,871
TOTAL MEXICO		4,131,482
Netherlands - 1.9%
ASML Holding NV (NY Shares)	50,700	838,578
QIAGEN NV (a)	269,100	4,615,065
TOTAL NETHERLANDS		5,453,643
Papua New Guinea - 1.0%
Lihir Gold Ltd. sponsored ADR (a)	79,600	1,603,940
Oil Search Ltd.	522,111	1,413,612
TOTAL PAPUA NEW GUINEA		3,017,552
Philippines - 0.5%
Jollibee Food Corp.	1,623,600	1,379,929
Singapore - 1.0%
Singapore Exchange Ltd.	859,000	2,878,692
South Africa - 1.9%
African Rainbow Minerals Ltd.	285,200	3,312,657
MTN Group Ltd.	219,300	2,083,083
TOTAL SOUTH AFRICA		5,395,740
Spain - 4.3%
Grifols SA	438,374	7,734,028
Prosegur Comp Securidad SA (Reg.)	155,600	4,783,144
TOTAL SPAIN		12,517,172
Sweden - 1.9%
Swedish Match Co.	400,200	5,415,539
Common Stocks - continued
	Shares	Value
Switzerland - 7.8%
Actelion Ltd. (Reg.) (a)	73,330	$ 3,995,565
Bank Sarasin & Co. Ltd. Series B (Reg.)	355,403	8,564,112
EFG International	335,524	4,078,704
Sonova Holding AG	118,166	5,705,057
TOTAL SWITZERLAND		22,343,438
Turkey - 1.3%
Anadolu Efes Biracilik ve Malt Sanyii AS	333,000	2,249,315
Tupras-Turkiye Petrol Rafinerileri AS	153,000	1,461,754
TOTAL TURKEY		3,711,069
United Kingdom - 21.0%
Autonomy Corp. PLC (a)	479,000	7,596,543
Begbies Traynor Group PLC	646,600	1,077,945
Bellway PLC	165,000	1,377,747
BG Group PLC	139,700	1,924,916
Bovis Homes Group PLC	867,000	4,851,428
Charter International PLC	145,000	807,691
Cobham PLC	795,000	2,466,290
F&C Asset Management PLC	1,255,707	1,328,845
H&T Group PLC	539,000	1,480,680
Informa PLC	1,200,400	4,172,033
Johnson Matthey PLC	100,300	1,416,195
Man Group PLC	248,600	743,290
Persimmon PLC	335,000	1,402,265
Serco Group PLC	1,682,900	10,716,016
Spirax-Sarco Engineering PLC	617,950	7,475,545
SSL International PLC	741,457	5,417,260
Ted Baker PLC	274,500	1,382,803
Ultra Electronics Holdings PLC	273,969	4,614,989
TOTAL UNITED KINGDOM		60,252,481
United States of America - 11.8%
Advanced Energy Industries, Inc. (a)	585,300	5,255,994
Airgas, Inc.	54,700	1,931,457
Autoliv, Inc.	34,800	639,972
CyberSource Corp. (a)	894,600	10,672,578
FMC Technologies, Inc. (a)	40,500	1,198,395
Juniper Networks, Inc. (a)	62,000	877,920
Mohawk Industries, Inc. (a)(d)	81,400	2,613,754
Pricesmart, Inc.	391,040	6,373,952
Common Stocks - continued
	Shares	Value
United States of America - continued
Varian Semiconductor Equipment Associates, Inc. (a)	11,600	$ 220,864
Visa, Inc.	84,100	4,150,335
TOTAL UNITED STATES OF AMERICA		33,935,221
TOTAL COMMON STOCKS (Cost $289,353,386)		279,797,989
Investment Companies - 1.0%

United States of America - 1.0%
CurrencyShares Japanese Yen Trust ETF (a)(d) (Cost $2,887,105)	26,000	2,883,400
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.78% (b)	3,572,129	3,572,129
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	16,842,835	16,842,835
TOTAL MONEY MARKET FUNDS (Cost $20,414,964)		20,414,964
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $312,655,455)		303,096,353
NET OTHER ASSETS - (5.5)%		(15,829,179)
NET ASSETS - 100%		$ 287,267,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Security Type Abbreviation
ETF - Exchange-Traded Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,303
Fidelity Securities Lending Cash Central Fund	219,240
Total	$ 232,543
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 303,096,353	$ 225,570,781	$ 77,525,572	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $315,680,513. Net unrealized depreciation aggregated $12,584,160, of which $15,578,850 related to appreciated investment securities and $28,163,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.103

AILS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 0.5%
Lion Nathan Ltd.	290,451	$ 1,495,130
Austria - 0.2%
Andritz AG	16,200	483,262
Belgium - 1.0%
Hansen Transmission International NV (a)	564,600	867,581
Umicore SA	103,000	1,926,634
TOTAL BELGIUM		2,794,215
Bermuda - 0.5%
Ports Design Ltd.	1,461,500	1,478,119
Brazil - 0.5%
BM&F BOVESPA SA	494,600	1,436,898
Canada - 5.7%
Agnico-Eagle Mines Ltd.	69,200	3,697,516
Eldorado Gold Corp. (a)	224,600	1,758,910
Fairfax Financial Holdings Ltd.	16,900	5,499,376
Harry Winston Diamond Corp.	355,900	1,416,806
Niko Resources Ltd.	29,300	1,205,606
Petrobank Energy & Resources Ltd. (a)	177,400	2,807,489
TOTAL CANADA		16,385,703
Cayman Islands - 0.5%
China Dongxiang Group Co. Ltd.	4,898,000	1,412,633
China - 0.3%
Li Ning Co. Ltd.	654,000	908,380
Finland - 0.8%
Nokian Tyres Ltd.	59,600	584,503
Outotec Oyj	50,000	710,567
Poyry Oyj	100,000	1,030,642
TOTAL FINLAND		2,325,712
France - 2.0%
Audika SA	92,184	1,900,173
Laurent-Perrier Group (d)	12,200	687,265
Remy Cointreau SA	34,000	907,387
Saft Groupe SA	90,700	2,227,243
TOTAL FRANCE		5,722,068
Germany - 4.0%
Bilfinger Berger AG	35,000	1,489,501
Common Stocks - continued
	Shares	Value
Germany - continued
Software AG (Bearer)	101,800	$ 6,222,171
Vossloh AG	37,600	3,794,819
TOTAL GERMANY		11,506,491
India - 0.8%
Bharti Airtel Ltd. (a)	170,680	2,191,919
Ireland - 0.8%
CRH PLC	49,900	1,162,743
CRH PLC sponsored ADR	10,000	237,500
Kerry Group PLC Class A	44,800	840,286
TOTAL IRELAND		2,240,529
Israel - 1.6%
Partner Communications Co. Ltd. ADR (d)	291,500	4,503,675
Japan - 21.8%
Alpen Co. Ltd.	18,000	359,313
Autobacs Seven Co. Ltd.	57,300	1,535,884
Denso Corp.	50,000	905,981
Dydo Drinco, Inc. (d)	26,900	771,772
FCC Co. Ltd.	44,700	439,995
Glory Ltd.	45,000	772,970
Japan Retail Fund Investment Corp.	734	3,228,475
Kamigumi Co. Ltd.	75,000	594,273
Kenedix Realty Investment Corp.	202	526,467
Kobayashi Pharmaceutical Co. Ltd.	171,600	6,483,859
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	750,900	4,129,950
Nagaileben Co. Ltd.	14,700	303,643
NGK Insulators Ltd.	235,000	3,020,291
Nippon Accommodations Fund, Inc.	164	703,071
Nippon Building Fund, Inc.	160	1,716,636
Nippon Seiki Co. Ltd.	22,000	136,653
Nippon Thompson Co. Ltd.	264,000	1,079,122
Nitta Corp.	28,000	362,352
Ohashi Technica, Inc.	27,200	189,647
ORIX Corp.	21,000	916,844
Osaka Securities Exchange Co. Ltd.	1,426	6,471,472
Ozeki Co. Ltd.	3,100	89,394
Pal Co. Ltd.	19,250	222,961
Promise Co. Ltd. (d)	518,850	9,523,167
SAZABY, Inc.	9,800	143,445
SHO-BOND Holdings Co. Ltd.	76,500	1,601,866
Sony Financial Holdings, Inc.	358	1,180,001
Common Stocks - continued
	Shares	Value
Japan - continued
Temp Holdings Co., Ltd.	133,200	$ 892,401
THK Co. Ltd.	90,000	1,142,446
Toho Pharmaceutical Co. Ltd. (d)	61,900	695,094
Tsumura & Co.	222,500	7,335,455
Tsutsumi Jewelry Co. Ltd.	82,300	1,809,909
USS Co. Ltd.	80,220	3,430,683
TOTAL JAPAN		62,715,492
Korea (South) - 0.6%
NHN Corp. (a)	17,850	1,765,805
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	76,100	2,169,611
Wal-Mart de Mexico SA de CV Series V	940,500	1,961,871
TOTAL MEXICO		4,131,482
Netherlands - 1.9%
ASML Holding NV (NY Shares)	50,700	838,578
QIAGEN NV (a)	269,100	4,615,065
TOTAL NETHERLANDS		5,453,643
Papua New Guinea - 1.0%
Lihir Gold Ltd. sponsored ADR (a)	79,600	1,603,940
Oil Search Ltd.	522,111	1,413,612
TOTAL PAPUA NEW GUINEA		3,017,552
Philippines - 0.5%
Jollibee Food Corp.	1,623,600	1,379,929
Singapore - 1.0%
Singapore Exchange Ltd.	859,000	2,878,692
South Africa - 1.9%
African Rainbow Minerals Ltd.	285,200	3,312,657
MTN Group Ltd.	219,300	2,083,083
TOTAL SOUTH AFRICA		5,395,740
Spain - 4.3%
Grifols SA	438,374	7,734,028
Prosegur Comp Securidad SA (Reg.)	155,600	4,783,144
TOTAL SPAIN		12,517,172
Sweden - 1.9%
Swedish Match Co.	400,200	5,415,539
Common Stocks - continued
	Shares	Value
Switzerland - 7.8%
Actelion Ltd. (Reg.) (a)	73,330	$ 3,995,565
Bank Sarasin & Co. Ltd. Series B (Reg.)	355,403	8,564,112
EFG International	335,524	4,078,704
Sonova Holding AG	118,166	5,705,057
TOTAL SWITZERLAND		22,343,438
Turkey - 1.3%
Anadolu Efes Biracilik ve Malt Sanyii AS	333,000	2,249,315
Tupras-Turkiye Petrol Rafinerileri AS	153,000	1,461,754
TOTAL TURKEY		3,711,069
United Kingdom - 21.0%
Autonomy Corp. PLC (a)	479,000	7,596,543
Begbies Traynor Group PLC	646,600	1,077,945
Bellway PLC	165,000	1,377,747
BG Group PLC	139,700	1,924,916
Bovis Homes Group PLC	867,000	4,851,428
Charter International PLC	145,000	807,691
Cobham PLC	795,000	2,466,290
F&C Asset Management PLC	1,255,707	1,328,845
H&T Group PLC	539,000	1,480,680
Informa PLC	1,200,400	4,172,033
Johnson Matthey PLC	100,300	1,416,195
Man Group PLC	248,600	743,290
Persimmon PLC	335,000	1,402,265
Serco Group PLC	1,682,900	10,716,016
Spirax-Sarco Engineering PLC	617,950	7,475,545
SSL International PLC	741,457	5,417,260
Ted Baker PLC	274,500	1,382,803
Ultra Electronics Holdings PLC	273,969	4,614,989
TOTAL UNITED KINGDOM		60,252,481
United States of America - 11.8%
Advanced Energy Industries, Inc. (a)	585,300	5,255,994
Airgas, Inc.	54,700	1,931,457
Autoliv, Inc.	34,800	639,972
CyberSource Corp. (a)	894,600	10,672,578
FMC Technologies, Inc. (a)	40,500	1,198,395
Juniper Networks, Inc. (a)	62,000	877,920
Mohawk Industries, Inc. (a)(d)	81,400	2,613,754
Pricesmart, Inc.	391,040	6,373,952
Common Stocks - continued
	Shares	Value
United States of America - continued
Varian Semiconductor Equipment Associates, Inc. (a)	11,600	$ 220,864
Visa, Inc.	84,100	4,150,335
TOTAL UNITED STATES OF AMERICA		33,935,221
TOTAL COMMON STOCKS (Cost $289,353,386)		279,797,989
Investment Companies - 1.0%

United States of America - 1.0%
CurrencyShares Japanese Yen Trust ETF (a)(d) (Cost $2,887,105)	26,000	2,883,400
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.78% (b)	3,572,129	3,572,129
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	16,842,835	16,842,835
TOTAL MONEY MARKET FUNDS (Cost $20,414,964)		20,414,964
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $312,655,455)		303,096,353
NET OTHER ASSETS - (5.5)%		(15,829,179)
NET ASSETS - 100%		$ 287,267,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Security Type Abbreviation
ETF - Exchange-Traded Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,303
Fidelity Securities Lending Cash Central Fund	219,240
Total	$ 232,543
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 303,096,353	$ 225,570,781	$ 77,525,572	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $315,680,513. Net unrealized depreciation aggregated $12,584,160, of which $15,578,850 related to appreciated investment securities and $28,163,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Value Fund

January 31, 2009

1.844602.102

FIV-QTLY-0306

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.2%
AMP Ltd.	388,042	$ 1,279,720
Macquarie Airports unit	462,720	663,323
Macquarie Group Ltd. (d)	34,191	546,669
Macquarie Infrastructure Group unit	593,083	593,033
TOTAL AUSTRALIA		3,082,745
Bermuda - 0.7%
Seadrill Ltd.	128,500	1,072,023
Brazil - 1.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	40,300	1,055,860
Uniao de Bancos Brasileiros SA (Unibanco) GDR	11,379	640,410
TOTAL BRAZIL		1,696,270
Canada - 2.2%
Canadian Natural Resources Ltd.	37,900	1,356,961
First Quantum Minerals Ltd.	25,700	457,248
Petrobank Energy & Resources Ltd. (a)	33,800	534,910
Power Corp. of Canada (sub. vtg.)	13,600	234,645
Royal Bank of Canada	20,700	513,511
TOTAL CANADA		3,097,275
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,537,952	971,128
Subsea 7, Inc. (a)	41,000	214,519
TOTAL CAYMAN ISLANDS		1,185,647
China - 0.6%
China Construction Bank Corp. (H Shares)	493,000	240,451
China Merchants Bank Co. Ltd. (H Shares)	166,000	268,062
Nine Dragons Paper (Holdings) Ltd.	1,087,000	300,836
TOTAL CHINA		809,349
Cyprus - 0.3%
Marfin Popular Bank Public Co.	182,371	413,277
Denmark - 0.1%
Vestas Wind Systems AS (a)	4,500	219,816
Finland - 0.5%
Nokia Corp. sponsored ADR	56,100	688,347
France - 9.2%
AXA SA sponsored ADR (d)	216,500	3,485,650
BNP Paribas SA	53,900	2,070,935
Compagnie de St. Gobain	13,700	466,128
Common Stocks - continued
	Shares	Value
France - continued
GDF Suez	33,989	$ 1,308,530
Pernod Ricard SA	4,591	289,426
Pinault Printemps-Redoute SA	5,600	284,134
Renault SA	9,400	182,448
Societe Generale Series A	12,800	539,979
Total SA:
Series B	5,400	269,085
sponsored ADR (d)	49,700	2,474,066
Unibail-Rodamco	12,072	1,626,026
TOTAL FRANCE		12,996,407
Germany - 13.4%
Allianz AG sponsored ADR (d)	527,900	4,397,407
BASF AG	16,700	485,777
Daimler AG	114,700	3,210,453
E.ON AG	152,700	4,934,466
GEA Group AG	11,600	134,109
GFK AG	21,800	446,569
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	35,300	4,686,679
RWE AG	4,400	342,900
Tognum AG	29,900	332,279
TOTAL GERMANY		18,970,639
Greece - 0.6%
Public Power Corp. of Greece	51,600	868,074
Hong Kong - 2.0%
China Overseas Land & Investment Ltd.	468,000	612,054
Swire Pacific Ltd. (A Shares)	340,300	2,197,661
TOTAL HONG KONG		2,809,715
India - 0.1%
Satyam Computer Services Ltd. sponsored ADR	400	760
Suzlon Energy Ltd.	177,784	169,045
TOTAL INDIA		169,805
Ireland - 1.6%
Allied Irish Banks PLC	450,100	645,164
CRH PLC sponsored ADR	68,800	1,634,000
TOTAL IRELAND		2,279,164
Israel - 0.3%
Israel Chemicals Ltd.	69,400	492,836
Common Stocks - continued
	Shares	Value
Italy - 4.1%
ENI SpA sponsored ADR	32,300	$ 1,369,197
Fiat SpA	49,200	241,570
Finmeccanica SpA	73,400	1,153,061
UniCredit SpA	1,740,700	3,079,950
TOTAL ITALY		5,843,778
Japan - 21.4%
Aeon Co. Ltd.	110,200	884,986
Denso Corp.	39,800	721,161
East Japan Railway Co.	24,300	1,647,842
Ibiden Co. Ltd.	13,300	269,105
JSR Corp.	49,500	601,852
Konica Minolta Holdings, Inc.	160,500	1,249,959
Miraca Holdings, Inc.	68,600	1,465,310
Mitsubishi Estate Co. Ltd.	25,000	327,853
Mitsubishi UFJ Financial Group, Inc.	294,000	1,631,003
Mitsui & Co. Ltd.	464,000	4,842,225
NGK Insulators Ltd.	34,000	436,978
Nippon Electric Glass Co. Ltd.	31,000	204,617
Nomura Holdings, Inc.	47,000	304,431
Obic Co. Ltd.	3,880	602,546
ORIX Corp.	27,620	1,205,869
Osaka Gas Co. Ltd.	872,000	3,715,506
Promise Co. Ltd.	32,900	603,859
Sumitomo Corp.	97,000	877,848
Sumitomo Metal Industries Ltd.	330,000	660,336
Takeda Pharmaceutical Co. Ltd.	10,200	477,981
Tokuyama Corp.	184,000	1,096,362
Toyota Motor Corp.	150,800	4,851,229
Xebio Co. Ltd.	51,600	941,967
Yamada Denki Co. Ltd.	12,060	710,595
TOTAL JAPAN		30,331,420
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	140,800	335,104
Korea (South) - 0.2%
Shinhan Financial Group Co. Ltd.	15,390	310,491
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	33,200	946,532
Netherlands - 1.8%
Gemalto NV (a)	25,400	624,702
Heineken NV (Bearer)	15,400	454,468
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	40,900	$ 337,524
Koninklijke KPN NV	82,400	1,102,441
TOTAL NETHERLANDS		2,519,135
Norway - 2.7%
DnB Nor ASA	252,100	858,733
Orkla ASA (A Shares)	348,750	2,328,087
Petroleum Geo-Services ASA (a)	195,250	641,130
TOTAL NORWAY		3,827,950
Philippines - 0.9%
Philippine Long Distance Telephone Co. sponsored ADR	29,100	1,287,675
Russia - 0.3%
OAO Gazprom sponsored ADR	33,100	433,941
Singapore - 1.1%
DBS Group Holdings Ltd.	272,000	1,565,938
South Africa - 0.7%
Impala Platinum Holdings Ltd.	82,100	941,307
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	93,100	864,899
Banco Santander SA	45,600	368,972
Telefonica SA sponsored ADR	47,800	2,562,558
TOTAL SPAIN		3,796,429
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	421,598
Switzerland - 8.9%
Credit Suisse Group sponsored ADR	6,000	152,940
EFG International	63,690	774,230
Nestle SA (Reg.)	16,379	567,384
Novartis AG sponsored ADR	9,900	408,474
Roche Holding AG (participation certificate)	29,353	4,135,081
Sonova Holding AG	18,842	909,692
Swiss Life Holding AG	9,690	527,983
Transocean Ltd. (a)	37,739	2,061,304
UBS AG (For. Reg.)	24,566	308,065
Zurich Financial Services AG (Reg.)	15,415	2,790,887
TOTAL SWITZERLAND		12,636,040
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,000	304,930
Common Stocks - continued
	Shares	Value
Thailand - 0.1%
Total Access Communication PCL unit	216,000	$ 179,513
Turkey - 0.1%
Turkiye Garanti Bankasi AS (a)	82,000	112,274
United Kingdom - 15.2%
Aegis Group PLC	821,800	911,362
Anglo American PLC (United Kingdom)	38,195	700,976
BAE Systems PLC	151,600	884,013
BHP Billiton PLC	23,200	397,193
easyJet PLC (a)	169,400	734,256
HSBC Holdings PLC (United Kingdom) (Reg.)	86,205	669,054
Imperial Tobacco Group PLC	6,300	172,884
Informa PLC	135,400	470,588
Lloyds TSB Group PLC	422,416	555,406
Man Group PLC	534,800	1,599,000
Misys PLC	439,600	742,415
National Grid PLC	30,100	282,751
Prudential PLC	313,428	1,515,294
Rio Tinto PLC (Reg.)	26,100	561,061
Royal Bank of Scotland Group PLC	2,407,281	767,737
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,700	5,203,609
Standard Chartered PLC (United Kingdom)	60,450	767,651
Tesco PLC	44,100	228,996
Vodafone Group PLC	372,400	691,883
Vodafone Group PLC sponsored ADR	195,812	3,640,145
TOTAL UNITED KINGDOM		21,496,274
TOTAL COMMON STOCKS (Cost $258,611,634)		138,141,718
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.1%
ProSiebenSat.1 Media AG	89,600	196,162
Italy - 0.9%
Fiat SpA (Risparmio Shares)	27,800	100,192
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,137,485
TOTAL ITALY		1,237,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,399,874)		1,433,839
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	716,070	$ 716,070
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	8,830,350	8,830,350
TOTAL MONEY MARKET FUNDS (Cost $9,546,420)		9,546,420
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $271,557,928)		149,121,977
NET OTHER ASSETS - (5.2)%		(7,304,005)
NET ASSETS - 100%		$ 141,817,972
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,003
Fidelity Securities Lending Cash Central Fund	12,353
Total	$ 15,356
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 149,121,977	$ 103,373,990	$ 45,747,987	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $272,825,485. Net unrealized depreciation aggregated $123,703,508, of which $1,696,636 related to appreciated investment securities and $125,400,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.102

AFIV-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.2%
AMP Ltd.	388,042	$ 1,279,720
Macquarie Airports unit	462,720	663,323
Macquarie Group Ltd. (d)	34,191	546,669
Macquarie Infrastructure Group unit	593,083	593,033
TOTAL AUSTRALIA		3,082,745
Bermuda - 0.7%
Seadrill Ltd.	128,500	1,072,023
Brazil - 1.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	40,300	1,055,860
Uniao de Bancos Brasileiros SA (Unibanco) GDR	11,379	640,410
TOTAL BRAZIL		1,696,270
Canada - 2.2%
Canadian Natural Resources Ltd.	37,900	1,356,961
First Quantum Minerals Ltd.	25,700	457,248
Petrobank Energy & Resources Ltd. (a)	33,800	534,910
Power Corp. of Canada (sub. vtg.)	13,600	234,645
Royal Bank of Canada	20,700	513,511
TOTAL CANADA		3,097,275
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,537,952	971,128
Subsea 7, Inc. (a)	41,000	214,519
TOTAL CAYMAN ISLANDS		1,185,647
China - 0.6%
China Construction Bank Corp. (H Shares)	493,000	240,451
China Merchants Bank Co. Ltd. (H Shares)	166,000	268,062
Nine Dragons Paper (Holdings) Ltd.	1,087,000	300,836
TOTAL CHINA		809,349
Cyprus - 0.3%
Marfin Popular Bank Public Co.	182,371	413,277
Denmark - 0.1%
Vestas Wind Systems AS (a)	4,500	219,816
Finland - 0.5%
Nokia Corp. sponsored ADR	56,100	688,347
France - 9.2%
AXA SA sponsored ADR (d)	216,500	3,485,650
BNP Paribas SA	53,900	2,070,935
Compagnie de St. Gobain	13,700	466,128
Common Stocks - continued
	Shares	Value
France - continued
GDF Suez	33,989	$ 1,308,530
Pernod Ricard SA	4,591	289,426
Pinault Printemps-Redoute SA	5,600	284,134
Renault SA	9,400	182,448
Societe Generale Series A	12,800	539,979
Total SA:
Series B	5,400	269,085
sponsored ADR (d)	49,700	2,474,066
Unibail-Rodamco	12,072	1,626,026
TOTAL FRANCE		12,996,407
Germany - 13.4%
Allianz AG sponsored ADR (d)	527,900	4,397,407
BASF AG	16,700	485,777
Daimler AG	114,700	3,210,453
E.ON AG	152,700	4,934,466
GEA Group AG	11,600	134,109
GFK AG	21,800	446,569
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	35,300	4,686,679
RWE AG	4,400	342,900
Tognum AG	29,900	332,279
TOTAL GERMANY		18,970,639
Greece - 0.6%
Public Power Corp. of Greece	51,600	868,074
Hong Kong - 2.0%
China Overseas Land & Investment Ltd.	468,000	612,054
Swire Pacific Ltd. (A Shares)	340,300	2,197,661
TOTAL HONG KONG		2,809,715
India - 0.1%
Satyam Computer Services Ltd. sponsored ADR	400	760
Suzlon Energy Ltd.	177,784	169,045
TOTAL INDIA		169,805
Ireland - 1.6%
Allied Irish Banks PLC	450,100	645,164
CRH PLC sponsored ADR	68,800	1,634,000
TOTAL IRELAND		2,279,164
Israel - 0.3%
Israel Chemicals Ltd.	69,400	492,836
Common Stocks - continued
	Shares	Value
Italy - 4.1%
ENI SpA sponsored ADR	32,300	$ 1,369,197
Fiat SpA	49,200	241,570
Finmeccanica SpA	73,400	1,153,061
UniCredit SpA	1,740,700	3,079,950
TOTAL ITALY		5,843,778
Japan - 21.4%
Aeon Co. Ltd.	110,200	884,986
Denso Corp.	39,800	721,161
East Japan Railway Co.	24,300	1,647,842
Ibiden Co. Ltd.	13,300	269,105
JSR Corp.	49,500	601,852
Konica Minolta Holdings, Inc.	160,500	1,249,959
Miraca Holdings, Inc.	68,600	1,465,310
Mitsubishi Estate Co. Ltd.	25,000	327,853
Mitsubishi UFJ Financial Group, Inc.	294,000	1,631,003
Mitsui & Co. Ltd.	464,000	4,842,225
NGK Insulators Ltd.	34,000	436,978
Nippon Electric Glass Co. Ltd.	31,000	204,617
Nomura Holdings, Inc.	47,000	304,431
Obic Co. Ltd.	3,880	602,546
ORIX Corp.	27,620	1,205,869
Osaka Gas Co. Ltd.	872,000	3,715,506
Promise Co. Ltd.	32,900	603,859
Sumitomo Corp.	97,000	877,848
Sumitomo Metal Industries Ltd.	330,000	660,336
Takeda Pharmaceutical Co. Ltd.	10,200	477,981
Tokuyama Corp.	184,000	1,096,362
Toyota Motor Corp.	150,800	4,851,229
Xebio Co. Ltd.	51,600	941,967
Yamada Denki Co. Ltd.	12,060	710,595
TOTAL JAPAN		30,331,420
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	140,800	335,104
Korea (South) - 0.2%
Shinhan Financial Group Co. Ltd.	15,390	310,491
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	33,200	946,532
Netherlands - 1.8%
Gemalto NV (a)	25,400	624,702
Heineken NV (Bearer)	15,400	454,468
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	40,900	$ 337,524
Koninklijke KPN NV	82,400	1,102,441
TOTAL NETHERLANDS		2,519,135
Norway - 2.7%
DnB Nor ASA	252,100	858,733
Orkla ASA (A Shares)	348,750	2,328,087
Petroleum Geo-Services ASA (a)	195,250	641,130
TOTAL NORWAY		3,827,950
Philippines - 0.9%
Philippine Long Distance Telephone Co. sponsored ADR	29,100	1,287,675
Russia - 0.3%
OAO Gazprom sponsored ADR	33,100	433,941
Singapore - 1.1%
DBS Group Holdings Ltd.	272,000	1,565,938
South Africa - 0.7%
Impala Platinum Holdings Ltd.	82,100	941,307
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	93,100	864,899
Banco Santander SA	45,600	368,972
Telefonica SA sponsored ADR	47,800	2,562,558
TOTAL SPAIN		3,796,429
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	421,598
Switzerland - 8.9%
Credit Suisse Group sponsored ADR	6,000	152,940
EFG International	63,690	774,230
Nestle SA (Reg.)	16,379	567,384
Novartis AG sponsored ADR	9,900	408,474
Roche Holding AG (participation certificate)	29,353	4,135,081
Sonova Holding AG	18,842	909,692
Swiss Life Holding AG	9,690	527,983
Transocean Ltd. (a)	37,739	2,061,304
UBS AG (For. Reg.)	24,566	308,065
Zurich Financial Services AG (Reg.)	15,415	2,790,887
TOTAL SWITZERLAND		12,636,040
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,000	304,930
Common Stocks - continued
	Shares	Value
Thailand - 0.1%
Total Access Communication PCL unit	216,000	$ 179,513
Turkey - 0.1%
Turkiye Garanti Bankasi AS (a)	82,000	112,274
United Kingdom - 15.2%
Aegis Group PLC	821,800	911,362
Anglo American PLC (United Kingdom)	38,195	700,976
BAE Systems PLC	151,600	884,013
BHP Billiton PLC	23,200	397,193
easyJet PLC (a)	169,400	734,256
HSBC Holdings PLC (United Kingdom) (Reg.)	86,205	669,054
Imperial Tobacco Group PLC	6,300	172,884
Informa PLC	135,400	470,588
Lloyds TSB Group PLC	422,416	555,406
Man Group PLC	534,800	1,599,000
Misys PLC	439,600	742,415
National Grid PLC	30,100	282,751
Prudential PLC	313,428	1,515,294
Rio Tinto PLC (Reg.)	26,100	561,061
Royal Bank of Scotland Group PLC	2,407,281	767,737
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,700	5,203,609
Standard Chartered PLC (United Kingdom)	60,450	767,651
Tesco PLC	44,100	228,996
Vodafone Group PLC	372,400	691,883
Vodafone Group PLC sponsored ADR	195,812	3,640,145
TOTAL UNITED KINGDOM		21,496,274
TOTAL COMMON STOCKS (Cost $258,611,634)		138,141,718
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.1%
ProSiebenSat.1 Media AG	89,600	196,162
Italy - 0.9%
Fiat SpA (Risparmio Shares)	27,800	100,192
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,137,485
TOTAL ITALY		1,237,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,399,874)		1,433,839
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	716,070	$ 716,070
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	8,830,350	8,830,350
TOTAL MONEY MARKET FUNDS (Cost $9,546,420)		9,546,420
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $271,557,928)		149,121,977
NET OTHER ASSETS - (5.2)%		(7,304,005)
NET ASSETS - 100%		$ 141,817,972
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,003
Fidelity Securities Lending Cash Central Fund	12,353
Total	$ 15,356
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 149,121,977	$ 103,373,990	$ 45,747,987	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $272,825,485. Net unrealized depreciation aggregated $123,703,508, of which $1,696,636 related to appreciated investment securities and $125,400,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Fund

January 31, 2009

1.813056.104

JPN-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 26.0%
Auto Components - 4.1%
Denso Corp.	1,456,300	$ 26,387,607
NOK Corp.	407,100	2,860,416
Stanley Electric Co. Ltd.	597,500	5,766,039
Toyoda Gosei Co. Ltd.	216,700	2,454,005
		37,468,067
Automobiles - 12.7%
Honda Motor Co. Ltd.	1,498,700	34,444,884
Toyota Motor Corp.	1,648,900	53,045,039
Yamaha Motor Co. Ltd.	2,938,900	27,568,925
		115,058,848
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd. (c)	312,600	3,986,424
Household Durables - 2.3%
Haseko Corp.	2,719,000	2,526,282
Sekisui House Ltd.	2,120,000	17,807,236
		20,333,518
Leisure Equipment & Products - 2.4%
Nikon Corp. (c)	2,065,000	21,494,990
Media - 1.5%
Fuji Media Holdings, Inc.	10,541	13,419,383
Multiline Retail - 1.5%
Isetan Mitsukoshi Holdings Ltd. (c)	362,440	2,603,942
J Front Retailing Co. Ltd.	552,000	1,985,962
Marui Group Co. Ltd.	366,500	1,894,525
Takashimaya Co. Ltd. (c)	1,026,000	6,904,175
		13,388,604
Specialty Retail - 1.1%
Yamada Denki Co. Ltd.	165,500	9,751,528
TOTAL CONSUMER DISCRETIONARY		234,901,362
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Aeon Co. Ltd.	362,100	2,907,927
Seven & i Holdings Co., Ltd.	391,600	10,443,319
		13,351,246
FINANCIALS - 24.0%
Capital Markets - 3.2%
Daiwa Securities Group, Inc.	1,735,000	9,581,544
Matsui Securities Co. Ltd. (c)	751,800	5,623,223
Nomura Holdings, Inc.	2,184,600	14,150,190
		29,354,957
Commercial Banks - 12.4%
Chiba Bank Ltd.	1,098,000	6,160,100
Mitsubishi UFJ Financial Group, Inc.	8,835,300	49,014,982
Mizuho Financial Group, Inc.	7,537,000	18,657,133

	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	437,200	$ 17,327,783
Sumitomo Trust & Banking Co. Ltd.	4,236,000	20,772,147
		111,932,145
Consumer Finance - 2.1%
Credit Saison Co. Ltd.	331,300	3,250,106
ORIX Corp.	180,770	7,892,284
Promise Co. Ltd. (c)	415,600	7,628,078
		18,770,468
Insurance - 3.1%
Sompo Japan Insurance, Inc.	2,539,000	15,833,024
T&D Holdings, Inc.	387,450	12,524,221
		28,357,245
Real Estate Investment Trusts - 1.2%
Japan Real Estate Investment Corp.	723	6,516,665
Kenedix Realty Investment Corp.	323	841,826
Nomura Real Estate Office Fund, Inc.	610	3,837,876
		11,196,367
Real Estate Management & Development - 2.0%
Mitsubishi Estate Co. Ltd.	1,043,000	13,678,047
Mitsui Fudosan Co. Ltd.	321,000	4,140,029
		17,818,076
TOTAL FINANCIALS		217,429,258
HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Astellas Pharma, Inc.	153,400	5,808,411
Daiichi Sankyo Co. Ltd.	359,800	8,079,342
		13,887,753
INDUSTRIALS - 18.3%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	468,000	4,753,348
Building Products - 2.3%
Asahi Glass Co. Ltd.	2,075,000	10,836,973
Daikin Industries Ltd.	431,200	9,886,539
		20,723,512
Electrical Equipment - 2.3%
Mitsubishi Electric Corp.	1,488,000	6,829,744
Sumitomo Electric Industries Ltd.	1,899,400	14,297,899
		21,127,643
Machinery - 5.7%
Daifuku Co. Ltd.	701,000	3,567,854
Fanuc Ltd.	64,900	3,846,390
Kubota Corp.	3,152,000	17,144,211
NGK Insulators Ltd.	948,000	12,183,984
NSK Ltd.	1,239,000	3,977,188
THK Co. Ltd.	626,700	7,955,230
Toshiba Machine Co. Ltd.	926,000	2,544,765
		51,219,622
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	411,000	$ 2,347,475
Road & Rail - 0.9%
East Japan Railway Co.	114,000	7,730,616
Trading Companies & Distributors - 4.3%
Mitsubishi Corp.	735,800	9,723,517
Mitsui & Co. Ltd.	1,602,000	16,718,198
Sumitomo Corp.	1,391,300	12,591,238
		39,032,953
Transportation Infrastructure - 2.0%
The Sumitomo Warehouse Co. Ltd.	4,148,000	18,222,825
TOTAL INDUSTRIALS		165,157,994
INFORMATION TECHNOLOGY - 18.8%
Electronic Equipment & Components - 8.3%
Fujifilm Holdings Corp.	158,700	3,469,897
Horiba Ltd.	426,300	6,715,452
Ibiden Co. Ltd.	799,900	16,184,714
Kyocera Corp.	87,300	5,604,606
Nidec Sankyo Corp.	569,000	2,126,849
Nippon Electric Glass Co. Ltd.	2,035,000	13,432,105
Omron Corp.	286,400	3,411,161
Topcon Corp. (c)	556,000	2,299,258
Yamatake Corp.	267,500	4,872,717
Yaskawa Electric Corp.	2,709,000	9,873,180
Yokogawa Electric Corp.	1,561,200	7,099,004
		75,088,943
Office Electronics - 6.4%
Canon, Inc.	1,944,900	53,071,392
Konica Minolta Holdings, Inc.	657,500	5,120,549
		58,191,941
Semiconductors & Semiconductor Equipment - 4.1%
Advantest Corp. (c)	218,900	2,955,668
Disco Corp. (c)	180,000	4,372,165
Rohm Co. Ltd.	73,800	3,665,515
Tokyo Electron Ltd.	698,900	25,619,166
		36,612,514
TOTAL INFORMATION TECHNOLOGY		169,893,398

	Shares	Value
MATERIALS - 4.5%
Chemicals - 3.8%
JSR Corp.	897,700	$ 10,914,806
Nissan Chemical Industries Co. Ltd.	534,000	4,014,012
Nitto Denko Corp.	516,100	9,573,898
Shin-Etsu Chemical Co. Ltd.	203,300	9,512,531
		34,015,247
Metals & Mining - 0.7%
Sumitomo Metal Industries Ltd.	3,382,000	6,767,442
TOTAL MATERIALS		40,782,689
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
KDDI Corp.	1,377	8,598,245
NTT DoCoMo, Inc.	7,671	13,364,072
		21,962,317
TOTAL COMMON STOCKS (Cost $1,337,460,557)		877,366,017
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.78% (a)	43,744,506	43,744,506
Fidelity Securities Lending Cash Central Fund, 0.71% (a)(b)	30,517,275	30,517,275
TOTAL MONEY MARKET FUNDS (Cost $74,261,781)		74,261,781
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,411,722,338)	951,627,798
NET OTHER ASSETS - (5.2)%	(47,291,750)
NET ASSETS - 100%	$ 904,336,048
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,628
Fidelity Securities Lending Cash Central Fund	156,476
Total	$ 254,104
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 951,627,798	$ 74,261,781	$ 877,366,017	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,438,022,781. Net unrealized depreciation aggregated $486,394,983, of which $18,218,623 related to appreciated investment securities and $504,613,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Smaller Companies Fund

January 31, 2009

1.813017.104

JSC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 40.0%
Auto Components - 8.5%
Aisin Seiki Co. Ltd.	81,500	$ 1,096,207
Bridgestone Corp.	77,000	978,871
Denso Corp.	80,000	1,449,570
H-One Co. Ltd.	237,400	975,811
Koito Manufacturing Co. Ltd.	602,000	3,114,693
Nippon Seiki Co. Ltd.	313,000	1,944,205
Stanley Electric Co. Ltd.	1,222,300	11,795,531
Toyoda Gosei Co. Ltd.	548,800	6,214,849
		27,569,737
Automobiles - 0.6%
Yachiyo Industry Co. Ltd.	178,100	979,747
Yamaha Motor Co. Ltd.	102,900	965,274
		1,945,021
Diversified Consumer Services - 0.2%
Best Bridal, Inc.	437	630,912
Hotels, Restaurants & Leisure - 0.6%
Accordia Golf Co. Ltd.	319	196,090
Kappa Create Co. Ltd. (d)	74,250	1,574,454
Pacific Golf Group International Holdings KK	169	77,850
		1,848,394
Household Durables - 6.4%
Arnest One Corp.	892,000	1,140,944
Goldcrest Co. Ltd. (d)	411,160	9,801,282
Haseko Corp.	10,619,500	9,866,810
Meiwa Estate Co. Ltd.	3,400	16,180
		20,825,216
Internet & Catalog Retail - 8.4%
Rakuten, Inc. (d)	44,676	26,339,866
Start Today Co. Ltd. (d)	348	1,078,102
		27,417,968
Leisure Equipment & Products - 0.2%
Aruze Corp.	61,200	521,149
Media - 1.5%
CyberAgent, Inc. (d)	6,559	3,733,884
Jupiter Telecommunications Co.	1,162	1,098,493
		4,832,377
Multiline Retail - 4.0%
Ryohin Keikaku Co. Ltd.	316,300	13,067,425
Zakkaya Bulldog Co. Ltd.	37,900	130,974
		13,198,399
Specialty Retail - 9.6%
Alpen Co. Ltd.	225,900	4,509,383
Culture Convenience Club Co. Ltd. (d)	103,700	966,543
Megane TOP Co. Ltd. (d)	526,400	5,591,798
Nitori Co. Ltd.	50,300	3,550,238

	Shares	Value
Point, Inc.	241,390	$ 10,814,397
Yamada Denki Co. Ltd.	96,990	5,714,808
		31,147,167
TOTAL CONSUMER DISCRETIONARY		129,936,340
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Oenon Holdings, Inc.	174,000	436,474
Food & Staples Retailing - 0.3%
Create SD Co. Ltd.	52,100	1,048,621
Food Products - 0.9%
Frente Co. Ltd.	168,000	2,873,748
Household Products - 1.7%
Pigeon Corp. (d)	217,400	5,444,414
TOTAL CONSUMER STAPLES		9,803,257
FINANCIALS - 18.6%
Capital Markets - 5.0%
Daiwa Securities Group, Inc.	371,000	2,048,849
JAFCO Co. Ltd.	125,000	2,470,016
Japan Asia Investment Co. Ltd.	470,000	297,064
Nomura Holdings, Inc.	1,757,300	11,382,463
		16,198,392
Commercial Banks - 1.5%
Mitsubishi UFJ Financial Group, Inc.	858,800	4,764,305
Consumer Finance - 3.3%
JACCS Co. Ltd.	1,425,000	2,673,885
ORIX Corp.	184,560	8,057,753
		10,731,638
Diversified Financial Services - 5.0%
Japan Securities Finance Co. Ltd.	511,900	2,268,502
Osaka Securities Exchange Co. Ltd. (d)	3,081	13,982,192
		16,250,694
Insurance - 1.2%
Aioi Insurance Co. Ltd.	807,000	3,943,723
Real Estate Investment Trusts - 1.3%
Japan Retail Fund Investment Corp.	152	668,567
Kenedix Realty Investment Corp.	1,002	2,611,485
ORIX JREIT, Inc.	230	1,084,900
		4,364,952
Real Estate Management & Development - 1.3%
Airport Facilities Co. Ltd.	134,500	770,299
Joint Corp.	2,600	3,497
NTT Urban Development Co.	288	247,487
Shoei Co.	377,700	3,052,189
Toho Real Estate Co. Ltd.	42,500	225,943
		4,299,415
TOTAL FINANCIALS		60,553,119
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Fuji Pharma Co. Ltd.	119,600	$ 2,034,071
Nichi-iko Pharmaceutical Co. Ltd.	19,200	643,678
		2,677,749
INDUSTRIALS - 12.1%
Building Products - 7.8%
Central Glass Co. Ltd.	224,000	817,022
Daikin Industries Ltd.	790,400	18,122,265
Nichias Corp.	1,409,000	3,727,747
Nippon Sheet Glass Co. Ltd.	1,121,000	2,742,951
Shinko Kogyo Co. Ltd.	38,000	86,383
		25,496,368
Electrical Equipment - 0.1%
Furukawa Electric Co. Ltd.	88,000	304,068
Machinery - 3.7%
Amada Co. Ltd.	127,000	606,975
HIRANO TECSEED Co. Ltd.	118,000	884,425
Kubota Corp.	1,255,000	6,826,137
Miura Co. Ltd.	81,600	1,868,935
Nitta Corp.	127,100	1,644,821
Nittoku Engineering Co. Ltd.	27,000	124,083
		11,955,376
Trading Companies & Distributors - 0.5%
Mitsui Matsushima Co. Ltd. (d)	1,328,000	1,632,189
TOTAL INDUSTRIALS		39,388,001
INFORMATION TECHNOLOGY - 11.0%
Computers & Peripherals - 0.2%
Mutoh Holdings Co. Ltd. (a)(d)	327,000	663,623
Electronic Equipment & Components - 1.9%
Citizen Holdings Co. Ltd.	388,700	1,582,542
Horiba Ltd.	69,700	1,097,976
Origin Electric Co. Ltd.	150,000	380,629
Shimadzu Corp.	110,000	665,392
Sunx Ltd.	561,600	1,632,097
Yamatake Corp.	53,100	967,257
		6,325,893
Internet Software & Services - 6.7%
GMO Internet, Inc. (d)	332,500	1,465,668
Internet Initiative Japan, Inc.	77	81,716
Kakaku.com, Inc. (d)	2,053	7,964,925
mixi, Inc. (a)(d)	759	4,246,227
Yahoo! Japan Corp. (d)	22,067	7,001,864
Zappallas, Inc. (d)	329	908,564
		21,668,964
IT Services - 0.8%
CAC Corp.	88,600	629,153

	Shares	Value
IT Holdings Corp.	88,100	$ 1,307,729
Otsuka Corp.	11,600	515,581
		2,452,463
Semiconductors & Semiconductor Equipment - 1.4%
Disco Corp. (d)	119,900	2,912,348
Shinko Electric Industries Co.Ltd.	36,400	307,250
Tokyo Electron Ltd.	34,300	1,257,315
		4,476,913
TOTAL INFORMATION TECHNOLOGY		35,587,856
MATERIALS - 6.5%
Chemicals - 5.0%
C. Uyemura & Co. Ltd.	279,100	6,040,919
Ishihara Sangyo Kaisha Ltd. (a)	4,315,000	3,396,690
Mitsubishi Rayon Co. Ltd.	751,000	1,800,088
Mitsui Chemicals, Inc.	1,692,000	4,863,955
Tohcello Co. Ltd.	9,000	34,325
		16,135,977
Construction Materials - 0.6%
Taiheiyo Cement Corp.	1,443,000	1,977,333
Metals & Mining - 0.9%
Tokyo Rope Manufacturing Co. Ltd. (d)	905,000	2,047,165
Toyo Kohan Co. Ltd.	257,000	1,077,505
		3,124,670
TOTAL MATERIALS		21,237,980
TELECOMMUNICATION SERVICES - 7.3%
Wireless Telecommunication Services - 7.3%
Softbank Corp. (d)	1,525,600	23,585,115
TOTAL COMMON STOCKS (Cost $361,673,120)		322,769,417
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.78% (b)	1,436,378	1,436,378
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	45,253,622	45,253,622
TOTAL MONEY MARKET FUNDS (Cost $46,690,000)		46,690,000
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $408,363,120)	369,459,417
NET OTHER ASSETS - (13.6)%	(44,285,201)
NET ASSETS - 100%	$ 325,174,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,023
Fidelity Securities Lending Cash Central Fund	302,203
Total	$ 322,226
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 369,459,417	$ 46,690,000	$ 322,769,417	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $409,253,265. Net unrealized depreciation aggregated $39,793,848, of which $19,142,339 related to appreciated investment securities and $58,936,187 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Latin America Fund

January 31, 2009

1.813035.104

LAF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Argentina - 0.1%
Grupo Clarin SA GDR (f)	800,100	$ 2,720,340
Bermuda - 3.0%
Credicorp Ltd. (NY Shares)	839,077	34,653,880
Dufry South America Ltd. unit	3,052,615	20,855,150
GP Investments, Ltd. unit	2,633,825	7,152,197
TOTAL BERMUDA		62,661,227
Brazil - 67.3%
Acucar Guarani SA (a)	1,897,700	1,701,386
AES Tiete SA (PN) (non-vtg.)	3,152,500	22,013,147
America Latina Logistica SA unit	3,081,900	11,729,818
Banco Bradesco SA:
(PN)	2,046,812	18,350,728
(PN) sponsored ADR	5,228,700	46,796,865
Banco do Brasil SA	1,077,700	6,573,041
Banco Itau Holding Financeira SA:
(non-vtg.)	3,254,650	32,784,987
sponsored ADR (non-vtg.) (e)	4,517,450	45,355,198
BM&F BOVESPA SA	4,217,700	12,253,146
Brasil Telecom SA (PN)	1,119,400	5,712,800
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	37,500	8,485,991
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	789,126	32,188,450
sponsored ADR	66,745	2,290,688
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,200,200	29,900,718
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	1,366,300	20,631,130
Companhia Vale do Rio Doce:
(PN-A)	1,355,600	16,308,102
(PN-A) sponsored ADR	14,858,400	180,380,977
sponsored ADR (e)	7,235,000	102,085,850
Eletropaulo Metropolitana SA (PN-B)	1,374,060	15,517,402
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465	80,749
Equatorial Energia SA	1,380,600	6,176,995
Gerdau SA sponsored ADR (e)	5,582,600	35,616,988
GVT Holding SA (a)	3,688,100	39,106,578
Hypermarcas SA	221,700	1,061,675
MPX Mineracao e Energia SA (a)	35,000	2,451,509
MRV Engenharia e Participacoes SA	1,734,500	8,119,254
Multiplan Empreendimentos Imobiliarios SA (a)	1,382,200	8,460,017
Net Servicos de Comunicacao SA:
sponsored ADR	167,000	1,063,790
(PN) (a)	5,442,600	34,461,980
OGX Petroleo e Gas Participacoes SA	70,000	16,887,802
PDG Realty S.A. Empreendimentos e Participacoes	2,094,800	10,979,641

	Shares	Value
Petroleo Brasileiro SA - Petrobras	388,200	$ 5,068,353
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	5,607,660	60,548,225
(PN) sponsored ADR (non-vtg.)	7,480,800	162,034,128
sponsored ADR	4,832,620	126,614,644
Porto Seguro SA	940,300	5,512,103
Profarma Distribuidora de Produtos Farmaceuticos SA	1,151,000	2,827,888
Redecard SA	2,698,500	30,183,653
Tegma Gestao Logistica	1,967,200	4,968,876
Tele Norte Leste Participacoes SA	663,100	10,146,573
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,947,600	23,955,480
Terna Participacoes SA unit	1,216,800	10,169,721
Totvs SA	1,479,000	25,181,250
Tractebel Energia SA	1,884,100	14,634,260
Uniao de Bancos Brasileiros SA (Unibanco):
unit	422,800	2,396,474
GDR	777,500	43,757,700
Usinas Siderurgicas de Minas Gerais SA - Usiminas	502,375	5,868,260
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	2,125,550	26,312,843
Vivo Participacoes SA:
(PN) (a)	135,525	1,913,122
sponsored ADR	2,880,700	40,848,326
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	574,811
sponsored ADR (non-vtg.) (e)	2,249,650	13,047,970
TOTAL BRAZIL		1,392,092,062
Chile - 3.8%
Banco Santander Chile sponsored ADR	350,575	12,403,344
CAP SA	1,792,889	23,391,832
Empresa Nacional de Electricidad SA sponsored ADR (e)	347,200	12,978,336
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR (e)	733,300	19,872,430
Vina Concha y Toro SA sponsored ADR	313,250	10,478,213
TOTAL CHILE		79,124,155
Colombia - 0.4%
BanColombia SA sponsored ADR	417,500	8,738,275
Luxembourg - 0.4%
Millicom International Cellular SA	103,450	4,051,102
Ternium SA sponsored ADR (e)	335,100	3,126,483
TOTAL LUXEMBOURG		7,177,585
Mexico - 18.4%
Alsea SAB de CV	17,488,682	6,049,762
America Movil SAB de CV Series L sponsored ADR	4,649,700	132,562,947
Cemex SA de CV sponsored ADR (e)	3,333,367	25,966,929
Common Stocks - continued
	Shares	Value
Mexico - continued
Corporacion Geo SA de CV Series B (a)	11,291,300	$ 12,456,558
Desarrolladora Homex SAB de CV (a)	1,009,500	3,211,052
Desarrolladora Homex SAB de CV sponsored ADR (a)(e)	419,300	7,996,051
Empresas ICA Sociedad Controladora SA de CV (a)	6,346,000	10,485,898
Fomento Economico Mexicano SAB de CV sponsored ADR	1,309,895	36,873,544
Genomma Lab Internacional SA de CV	8,783,300	5,257,521
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	545,300	10,197,110
Grupo Aeroportuario Norte SAB de CV ADR	895,500	7,593,840
Grupo Mexico SA de CV Series B	29,119,975	15,971,366
Grupo Televisa SA de CV	1,507,400	4,208,293
Grupo Televisa SA de CV (CPO) sponsored ADR	4,272,400	59,770,876
Urbi, Desarrollos Urbanos, SA de CV (a)	10,224,900	10,497,259
Wal-Mart de Mexico SA de CV Series V	14,609,816	30,475,885
TOTAL MEXICO		379,574,891
Panama - 1.1%
Copa Holdings SA Class A	389,600	10,223,104
Intergroup Financial Services Corp.	1,060,239	10,496,366
Intergroup Financial Services Corp. (a)(f)	249,320	2,468,268
TOTAL PANAMA		23,187,738
Peru - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	1,383,252	26,060,468
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	244,700	6,151,758
NII Holdings, Inc. (a)	185,805	3,604,617
TOTAL UNITED STATES OF AMERICA		9,756,375
TOTAL COMMON STOCKS (Cost $2,283,264,803)		1,991,093,116
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13 (g)(h) (Cost $957,155)	BRL	15,278	508,652
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	57,456,179	$ 57,456,179
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	115,138,850	115,138,850
TOTAL MONEY MARKET FUNDS (Cost $172,595,029)		172,595,029
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $2,456,816,987)	2,164,196,797
NET OTHER ASSETS - (4.7)%	(96,194,205)
NET ASSETS - 100%	$ 2,068,002,592
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,188,608 or 0.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $508,652 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13	8/20/07	$ 957,155
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,308
Fidelity Securities Lending Cash Central Fund	205,417
Total	$ 398,725
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,164,196,797	$ 2,163,688,145	$ 508,652	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,475,239,077. Net unrealized depreciation aggregated $311,042,280, of which $450,189,341 related to appreciated investment securities and $761,231,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Nordic Fund

January 31, 2009

1.813058.104

NOR-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Denmark - 15.5%
A.P. Moller - Maersk AS:
Series A	513	$ 2,510,302
Series B	442	2,132,516
Danske Bank AS	240,500	2,436,300
Novo Nordisk AS Series B	504,690	27,079,363
Vestas Wind Systems AS (a)	55,800	2,725,713
TOTAL DENMARK		36,884,194
Finland - 22.9%
Fortum Oyj	321,000	6,279,718
Kone Oyj (B Shares)	154,660	3,253,324
Nokia Corp.	2,396,850	29,374,718
Outokumpu Oyj (A Shares)	299,500	3,424,207
Sampo Oyj (A Shares)	512,600	8,249,462
Stora Enso Oyj (R Shares)	248,500	1,520,779
UPM-Kymmene Corp.	253,700	2,403,610
TOTAL FINLAND		54,505,818
Iceland - 0.1%
Ossur hf (a)	441,370	183,390
Norway - 10.0%
Orkla ASA (A Shares)	623,000	4,158,848
StatoilHydro ASA	705,196	12,183,647
Storebrand ASA (A Shares)	795,400	2,032,040
Telenor ASA	669,900	4,384,909
Yara International ASA	44,200	1,000,007
TOTAL NORWAY		23,759,451
Sweden - 47.3%
Assa Abloy AB (B Shares)	456,000	4,590,513
Atlas Copco AB (A Shares)	503,700	3,400,532
Connecta AB	147,133	650,486
Elekta AB (B Shares) (d)	881,300	10,030,329
Getinge AB (B Shares) (d)	302,118	4,034,136
H&M Hennes & Mauritz AB (B Shares)	315,840	12,227,525
Intrum Justitia AB	543,600	4,449,349
Investor AB (B Shares)	441,800	5,133,833
Loomis AB (B Shares) (a)	141,400	1,047,533
Meda AB (A Shares) (d)	623,700	4,154,771
Nordea Bank AB	1,409,500	7,477,811

	Shares	Value
Sandvik AB	414,500	$ 2,129,705
Scania AB (B Shares)	220,900	1,781,664
Securitas AB (B Shares)	883,400	7,125,045
SKF AB (B Shares)	558,900	4,691,448
Svenska Cellulosa AB (SCA) (B Shares)	241,200	1,887,752
Svenska Handelsbanken AB (A Shares)	341,100	3,729,317
Swedish Match Co.	473,800	6,411,501
TELE2 AB (B Shares)	724,200	5,862,654
Telefonaktiebolaget LM Ericsson (B Shares)	1,692,000	13,308,645
TeliaSonera AB	1,950,500	8,576,700
TOTAL SWEDEN		112,701,249
United Kingdom - 3.4%
AstraZeneca PLC (Sweden) (a)	217,100	8,223,288
TOTAL COMMON STOCKS (Cost $293,669,335)		236,257,390
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.78% (b)	8,590,589	8,590,589
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	10,830,686	10,830,686
TOTAL MONEY MARKET FUNDS (Cost $19,421,275)		19,421,275
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $313,090,610)	255,678,665
NET OTHER ASSETS - (7.3)%	(17,441,449)
NET ASSETS - 100%	$ 238,237,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,604
Fidelity Securities Lending Cash Central Fund	64,193
Total	$ 85,797
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 255,678,665	$ 212,811,912	$ 42,683,363	$ 183,390
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(143,835)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	327,225
Ending Balance	$ 183,390

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $321,364,303. Net unrealized depreciation aggregated $65,685,638, of which $10,002,130 related to appreciated investment securities and $75,687,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Overseas Fund -
Overseas
Class K

January 31, 2009

1.813070.104

OVE-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 0.7%
AMP Ltd.	5,900,427	$ 19,458,961
CSL Ltd.	761,852	17,966,415
TOTAL AUSTRALIA		37,425,376
Belgium - 5.0%
Anheuser-Busch InBev NV	9,998,840	254,878,158
Anheuser-Busch InBev NV (strip VVPR) (a)	6,312,640	32,328
TOTAL BELGIUM		254,910,486
Bermuda - 1.1%
Willis Group Holdings Ltd.	2,156,300	53,389,988
Brazil - 1.2%
Vivo Participacoes SA sponsored ADR (d)	4,477,340	63,488,681
Canada - 1.1%
EnCana Corp.	1,082,600	48,193,076
Harry Winston Diamond Corp.	1,419,774	5,651,994
TOTAL CANADA		53,845,070
China - 0.3%
Li Ning Co. Ltd.	9,863,500	13,700,013
Finland - 0.3%
Nokia Corp. sponsored ADR	1,308,800	16,058,976
France - 13.7%
Accor SA (d)	374,000	14,841,404
Alstom SA	582,100	28,264,085
AXA SA	1,619,800	25,508,051
BNP Paribas SA	610,300	23,448,826
Carrefour SA	1,554,900	53,331,883
GDF Suez	1,437,800	55,353,317
L'Oreal SA	392,400	26,174,504
Lafarge SA (Bearer) (d)	249,300	11,549,484
Pernod Ricard SA (d)	2,576,084	162,401,415
Pinault Printemps-Redoute SA	420,000	21,310,081
Sanofi-Aventis	769,900	43,298,330
Societe Generale Series A	1,272,300	53,673,101
Sodexo SA ADR (d)	1,603,800	82,868,346
Total SA Series B	1,083,100	53,971,547
Unibail-Rodamco	200,300	26,979,200
Veolia Environnement	478,537	10,816,705
TOTAL FRANCE		693,790,279
Germany - 8.0%
adidas AG	1,248,900	43,379,966
Allianz AG (Reg.)	293,900	24,481,627
BASF AG	860,700	25,036,400
Bayer AG	904,500	48,185,684
Daimler AG	696,100	19,483,839
Deutsche Boerse AG	532,983	26,953,936
E.ON AG	1,528,773	49,401,951
Linde AG	615,800	41,194,357

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	347,676	$ 46,159,938
RWE AG	514,700	40,111,529
SAP AG	1,133,300	40,094,154
TOTAL GERMANY		404,483,381
Hong Kong - 3.6%
China Unicom Hong Kong Ltd. sponsored ADR (d)	16,102,400	147,981,056
Hutchison Whampoa Ltd.	7,223,000	36,753,199
TOTAL HONG KONG		184,734,255
India - 0.2%
Allahabad Bank	821,505	813,146
Bank of Baroda	2,274,900	11,744,040
TOTAL INDIA		12,557,186
Indonesia - 2.7%
PT Indosat Tbk sponsored ADR (d)	5,760,000	137,491,200
Italy - 3.0%
Banco Popolare Scarl	4,159,700	23,819,032
ENI SpA	3,212,600	67,945,281
ENI SpA sponsored ADR	116,500	4,938,435
Intesa Sanpaolo SpA	9,550,300	30,231,873
UniCredit SpA	13,299,800	23,532,328
TOTAL ITALY		150,466,949
Japan - 14.6%
Bridgestone Corp.	1,377,700	17,514,158
Canon, Inc. sponsored ADR	1,171,800	31,591,728
Daiichi Sankyo Co. Ltd.	2,456,800	55,167,670
East Japan Railway Co.	533,600	36,184,710
Fujifilm Holdings Corp.	848,900	18,560,778
Honda Motor Co. Ltd. sponsored ADR	723,000	16,383,180
Japan Tobacco, Inc.	16,544	47,569,934
JFE Holdings, Inc.	631,500	15,695,042
Komatsu Ltd.	1,019,400	10,524,578
Mitsubishi Corp.	1,555,900	20,561,048
Mitsubishi UFJ Financial Group, Inc.	11,130,400	61,747,350
Nintendo Co. Ltd.	67,200	19,568,639
Nomura Holdings, Inc.	7,721,000	50,010,809
NTT DoCoMo, Inc.	57,113	99,499,708
Osaka Gas Co. Ltd.	11,469,000	48,868,283
Ricoh Co. Ltd.	2,680,000	32,707,686
Seven & i Holdings Co., Ltd.	1,274,200	33,980,788
Sumitomo Mitsui Financial Group, Inc.	811,300	32,154,689
T&D Holdings, Inc.	855,350	27,648,967
Terumo Corp.	457,900	15,549,396
THK Co. Ltd.	1,646,800	20,904,218
Toyota Motor Corp. sponsored ADR	442,600	28,109,526
TOTAL JAPAN		740,502,885
Common Stocks - continued
	Shares	Value
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (d)	1,015,000	$ 22,908,550
Millicom International Cellular SA	972,800	38,094,848
TOTAL LUXEMBOURG		61,003,398
Netherlands - 1.7%
Akzo Nobel NV	418,600	15,027,578
ING Groep NV (Certificaten Van Aandelen)	932,300	7,693,730
Koninklijke Ahold NV	4,791,800	57,735,935
Unilever NV (Certificaten Van Aandelen)	221,300	4,893,116
TOTAL NETHERLANDS		85,350,359
Spain - 2.6%
Iberdrola SA	5,304,800	41,293,751
Repsol YPF SA sponsored ADR	2,565,100	45,581,827
Telefonica SA	254,900	4,518,728
Telefonica SA sponsored ADR	778,400	41,730,024
TOTAL SPAIN		133,124,330
Switzerland - 7.1%
Actelion Ltd. (Reg.) (a)	472,128	25,725,054
Nestle SA (Reg.)	2,428,570	84,127,893
Novartis AG sponsored ADR	1,352,500	55,804,150
Roche Holding AG (participation certificate)	659,643	92,926,689
Sonova Holding AG	698,935	33,744,599
UBS AG (For. Reg.)	3,463,090	43,428,211
Zurich Financial Services AG (Reg.)	141,099	25,545,987
TOTAL SWITZERLAND		361,302,583
United Kingdom - 22.3%
Anglo American PLC ADR	1,198,600	10,823,358
BAE Systems PLC	7,236,300	42,196,437
Barclays PLC Sponsored ADR (d)	2,815,700	16,077,647
BG Group PLC	1,865,300	25,701,826
British Airways PLC	5,572,800	9,702,410
British Sky Broadcasting Group PLC (BSkyB)	7,339,300	52,877,899
BT Group PLC	7,267,000	11,009,810
Experian PLC	4,923,800	30,853,083
GlaxoSmithKline PLC	6,128,800	108,127,435
HSBC Holdings PLC sponsored ADR (d)	1,554,638	60,382,140
Kingfisher PLC	12,348,400	24,900,094
Lloyds TSB Group PLC sponsored ADR	1,250,900	6,517,189
Misys PLC	11,932,200	20,151,604
Pearson PLC	1,592,900	15,367,377
Prudential PLC	3,596,500	17,387,577
Rexam PLC	4,242,700	19,189,342
Rio Tinto PLC (Reg.)	2,061,400	44,313,044
Royal Bank of Scotland Group PLC	17,533,497	5,591,835

	Shares	Value
Royal Dutch Shell PLC Class B ADR	2,541,300	$ 121,550,379
Shire PLC	3,014,000	43,872,691
Smith & Nephew PLC	3,227,400	23,401,960
Standard Chartered PLC (United Kingdom)	3,644,832	46,285,481
Unilever PLC	9,331,800	204,771,303
Vodafone Group PLC sponsored ADR	5,503,800	102,315,642
William Hill PLC	9,201,200	31,478,906
WPP PLC	6,118,600	34,430,946
TOTAL UNITED KINGDOM		1,129,277,415
United States of America - 5.4%
Allergan, Inc.	749,300	28,563,316
Baxter International, Inc.	720,700	42,269,055
Citigroup, Inc.	5,050,700	17,929,985
Estee Lauder Companies, Inc. Class A	1,261,300	33,109,125
Freeport-McMoRan Copper & Gold, Inc. Class B	1,019,700	25,635,258
Hess Corp.	810,300	45,060,783
Johnson & Johnson	740,200	42,702,138
The Coca-Cola Co.	900,300	38,460,816
TOTAL UNITED STATES OF AMERICA		273,730,476
TOTAL COMMON STOCKS (Cost $6,306,271,508)		4,860,633,286
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.78% (b)	220,221,091	220,221,091
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	144,478,750	144,478,750
TOTAL MONEY MARKET FUNDS (Cost $364,699,841)		364,699,841
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $6,670,971,349)	5,225,333,127
NET OTHER ASSETS - (3.0)%	(152,948,538)
NET ASSETS - 100%	$ 5,072,384,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 750,336
Fidelity Securities Lending Cash Central Fund	787,441
Total	$ 1,537,777
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,225,333,127	$ 3,679,612,054	$ 1,545,721,073	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,760,679,361. Net unrealized depreciation aggregated $1,535,346,234, of which $216,064,185 related to appreciated investment securities and $1,751,410,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pacific Basin Fund

January 31, 2009

1.813019.104

PAF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 9.5%
Austal Ltd.	1,048,278	$ 1,201,124
BHP Billiton Ltd.	178,300	3,306,547
Brambles Ltd.	471,205	2,004,079
Incitec Pivot Ltd.	784,630	1,288,932
Macquarie Airports unit	3,049,602	4,371,693
Navitas Ltd.	1,169,216	1,626,086
Origin Energy Ltd.	750,180	6,610,865
QBE Insurance Group Ltd.	295,845	4,449,281
Rio Tinto Ltd.	73,313	1,903,147
Seek Ltd. (d)	804,568	1,504,208
Sunland Group Ltd.	97,896	30,761
United Group Ltd.	364,977	1,823,474
Wesfarmers Ltd.	72,000	699,950
Wesfarmers Ltd. (a)	120,343	1,134,516
Wotif.com Holdings Ltd. (d)	785,647	1,580,351
TOTAL AUSTRALIA		33,535,014
Bermuda - 3.0%
China LotSynergy Holdings Ltd. (a)	14,948,000	237,460
Huabao International Holdings Ltd.	5,530,000	3,540,216
Mingyuan Medicare Development Co. Ltd.	17,200,000	806,739
Noble Group Ltd.	5,818,400	3,919,548
Paradise Entertainment Ltd. (a)	102,582,000	407,784
Peace Mark Holdings Ltd.	18,955,750	24
Ports Design Ltd.	927,000	937,541
TPV Technology Ltd.	2,864,000	641,235
TOTAL BERMUDA		10,490,547
Cayman Islands - 2.8%
China State Construction International Holdings Ltd. warrants 2/27/09 (a)	1,318,384	18
Ctrip.com International Ltd. sponsored ADR	17,700	371,523
Kingboard Chemical Holdings Ltd.	1,376,900	2,216,613
Kingdee International Software Group Co. Ltd.	25,848,928	2,308,489
Perfect World Co. Ltd. sponsored ADR Class B (a)	116,958	1,732,148
Regent Pacific Group Ltd. (a)	34,954,000	473,281
SinoCom Software Group Ltd.	10,750,000	689,894
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	198,800	1,870,708
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	61,300	332,246
TOTAL CAYMAN ISLANDS		9,994,920
China - 8.9%
51job, Inc. sponsored ADR (a)	57,600	376,704
AMVIG Holdings Ltd.	5,996,000	3,305,773
Baidu.com, Inc. sponsored ADR (a)	6,296	810,736
China Mengniu Dairy Co. Ltd.	3,662,000	4,838,696
China Resources Land Ltd.	1,826,000	2,109,064

	Shares	Value
China Yurun Food Group Ltd.	1,262,000	$ 1,476,247
Focus Media Holding Ltd. ADR (a)(d)	208,600	1,539,468
Global Bio-Chem Technology Group Co. Ltd.	18,162,000	2,617,487
Li Ning Co. Ltd.	910,500	1,264,649
Lianhua Supermarket Holdings Co. (H Shares)	1,020,000	1,055,560
Minth Group Ltd.	1,784,000	719,867
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,318,500	5,711,135
Royale Furniture Holdings Ltd.	8,165,308	303,956
Tencent Holdings Ltd.	408,800	2,497,901
Yantai Changyu Pioneer Wine Co. (B Shares)	443,100	1,672,051
Zhejiang Expressway Co. Ltd. (H Shares)	2,196,000	1,249,077
TOTAL CHINA		31,548,371
Hong Kong - 4.0%
Bank of East Asia Ltd.	707,164	1,402,259
China Insurance International Holdings Co. Ltd.	305,000	387,704
China State Construction International Holdings Ltd.	30,460,752	4,716,388
Hang Lung Properties Ltd.	1,320,000	2,967,456
IPE Group Ltd.	19,445,000	807,474
Melco International Development Ltd.	2,293,000	657,833
PYI Corp. Ltd.	9,494,539	419,312
PYI Corp. Ltd. warrants 9/25/09 (a)	1,582,423	2,385
REXCAPITAL Financial Holdings Ltd. (a)	48,686,967	1,640,278
Shun Tak Holdings Ltd.	184,000	66,774
Tian An China Investments Co. Ltd.	4,527,800	1,109,260
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	997
TOTAL HONG KONG		14,178,120
India - 2.9%
Educomp Solutions Ltd.	55,242	2,006,000
Financial Technologies India Ltd.	146,363	1,414,709
Gateway Distriparks Ltd.	483,318	686,256
Geodesic Ltd.	560,116	449,265
Jain Irrigation Systems Ltd.	206,596	1,407,180
Max India Ltd. (a)	332,635	772,842
NIIT Ltd.	1,940,580	867,453
Pantaloon Retail India Ltd.	354,346	1,183,958
Rallis India Ltd.	116,392	900,730
Shopper's Stop Ltd.	47,197	99,072
United Spirits Ltd.	48,926	587,429
TOTAL INDIA		10,374,894
Indonesia - 1.8%
PT Bumi Resources Tbk	7,072,500	307,661
PT Indosat Tbk	3,240,500	1,588,800
PT Perusahaan Gas Negara Tbk Series B	23,836,740	4,500,525
TOTAL INDONESIA		6,396,986
Common Stocks - continued
	Shares	Value
Japan - 39.3%
Ai Holdings Corp. (d)	1,006,500	$ 3,123,877
ARRK Corp. (a)(d)	816,800	901,089
Canon Marketing Japan, Inc.	86,900	1,278,603
Credit Saison Co. Ltd.	235,200	2,307,350
Digital Garage, Inc. (d)	8,630	7,780,847
Dydo Drinco, Inc.	43,400	1,245,163
en-japan, Inc.	1,098	1,161,798
Fujitsu Ltd.	557,000	2,504,005
Furuno Electric Co. Ltd.	73,400	435,543
H.I.S. Co. Ltd. (d)	133,400	2,572,111
Hamakyorex Co. Ltd.	117,700	2,794,445
Haseko Corp.	3,759,500	3,493,034
Ibiden Co. Ltd.	68,300	1,381,943
Internet Initiative Japan, Inc.	1,289	1,367,948
ISE Chemical Corp. (d)	421,000	1,653,454
Ishihara Sangyo Kaisha Ltd. (a)	1,412,000	1,111,501
Japan Excellent, Inc.	792	3,371,296
Japan Retail Fund Investment Corp.	398	1,750,590
Kenedix Realty Investment Corp.	1,178	3,070,189
Konica Minolta Holdings, Inc.	274,000	2,133,887
Leopalace21 Corp.	228,900	1,931,526
Matsumotokiyoshi Holdings Co. Ltd.	89,100	1,754,472
Micronics Japan Co. Ltd. (d)	547,000	4,557,194
Mitsubishi Corp.	299,000	3,951,252
Mitsubishi UFJ Financial Group, Inc.	1,137,800	6,312,094
Mitsui Sumitomo Insurance Group Holdings, Inc.	269,300	6,980,624
Namco Bandai Holdings, Inc.	143,300	1,432,310
NEC Electronics Corp. (a)	206,900	1,433,354
New City Residence Investment Corp.	1,766	209,372
Nippon Electric Glass Co. Ltd.	295,000	1,947,160
Nippon Seiki Co. Ltd.	478,000	2,969,106
Nitta Corp.	258,900	3,350,466
Nittoku Engineering Co. Ltd.	506,900	2,329,541
Nomura Holdings, Inc.	314,100	2,034,503
NTT Urban Development Co.	2,102	1,806,315
ORIX Corp.	58,710	2,563,235
Promise Co. Ltd. (d)	490,000	8,993,643
Rakuten, Inc. (d)	4,330	2,552,861
Sankyo Seiko Co. Ltd.	425,800	825,710
Sega Sammy Holdings, Inc. (d)	542,300	6,861,871
SHO-BOND Holdings Co. Ltd.	172,000	3,601,581
Softbank Corp.	759,600	11,743,084
Sony Corp.	148,400	2,892,349
Sumitomo Mitsui Financial Group, Inc.	44,200	1,751,802
Take & Give Needs Co. Ltd. (a)(d)	14,787	449,776
THK Co. Ltd.	96,000	1,218,609
Tohcello Co. Ltd.	634,500	2,419,914
Tokuyama Corp.	129,000	768,645
Tokyo Ohka Kogyo Co. Ltd.	69,400	1,107,697

	Shares	Value
Toyoda Gosei Co. Ltd.	99,600	$ 1,127,914
Tsutsumi Jewelry Co. Ltd.	58,700	1,290,907
TOTAL JAPAN		138,607,560
Korea (South) - 8.2%
CDNetworks Co. Ltd. (a)	120,643	567,382
Daewoo International Corp.	85,080	1,474,812
Duzon Digital Ware Co. Ltd.	205,677	912,208
eSang Networks Co. Ltd.	130,755	560,231
Hana Tour Service, Inc.	58,346	1,016,407
Infopia Co. Ltd.	161,717	1,842,069
Jinsung T.E.C. Co. Ltd.	378,322	1,248,378
Kyeryong Construction Industrial Co. Ltd.	76,000	1,051,956
MegaStudy Co. Ltd.	5,443	656,218
NHN Corp. (a)	79,495	7,864,015
Plantynet Co. Ltd.	292,104	668,179
Samsung Electronics Co. Ltd.	13,347	4,634,369
SFA Engineering Corp.	95,419	1,941,722
Shinhan Financial Group Co. Ltd.	121,104	2,443,256
TK Corp.	105,704	2,069,582
TOTAL KOREA (SOUTH)		28,950,784
Malaysia - 2.0%
IJM Corp. Bhd	1,169,700	1,086,649
IJM Land Bhd warrants 9/11/13 (a)	116,970	6,228
JobStreet Corp. Bhd	6,606,750	2,347,975
Muhibbah Engineering (M) Bhd	2,956,900	833,308
Parkson Holdings Bhd	748,213	668,708
Public Bank Bhd (For. Reg.)	921,300	2,195,709
TOTAL MALAYSIA		7,138,577
Papua New Guinea - 1.9%
Oil Search Ltd.	2,415,309	6,539,435
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	12,590,000	1,544,121
Alliance Global Group, Inc. (a)	80,408,542	2,837,440
DMCI Holdings, Inc.	20,794,500	1,252,816
TOTAL PHILIPPINES		5,634,377
Singapore - 6.2%
CSE Global Ltd.	7,480,500	1,886,782
GigaMedia Ltd. (a)	122,400	804,168
Goodpack Ltd.	11,983,000	6,066,736
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	8
Midas Holdings Ltd.	8,182,000	2,782,292
Mirach Energy Ltd. (a)	8,793,000	145,613
Olam International Ltd.	4,461,625	3,578,241
Pertama Holdings Ltd.	10,644,000	1,621,647
Raffles Education Corp. Ltd.	10,850,000	3,716,348
SIA Engineering Co. Ltd.	930,000	1,253,139
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	2,460
TOTAL SINGAPORE		21,857,434
Common Stocks - continued
	Shares	Value
Taiwan - 4.3%
104 Corp.	479,000	$ 866,584
Apex Biotechnology Corp.	808,000	1,069,130
D-Link Corp.	1,515,883	836,243
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,952,081	3,420,964
HTC Corp.	175,000	1,652,548
MediaTek, Inc.	218,000	1,561,906
Powertech Technology, Inc.	1,106,300	1,495,125
Taiwan Semiconductor Manufacturing Co. Ltd.	2,293,000	2,803,470
Tsann Kuen Enterprise Co. Ltd.	3,740,900	1,333,707
TOTAL TAIWAN		15,039,677
Thailand - 1.2%
Siam Commercial Bank PCL (For. Reg.)	1,581,352	2,316,512
Thai Stanley Electric PCL	28,490	44,945
Total Access Communication PCL	2,117,180	1,690,462
Total Access Communication PCL (For. Reg.)	215,000	178,675
TOTAL THAILAND		4,230,594
Vietnam - 0.2%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	572,238
TOTAL COMMON STOCKS (Cost $559,577,915)		345,089,528
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	7,808,884	$ 7,808,884
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	18,895,685	18,895,685
TOTAL MONEY MARKET FUNDS (Cost $26,704,569)		26,704,569
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $586,282,484)	371,794,097
NET OTHER ASSETS - (5.4)%	(18,898,951)
NET ASSETS - 100%	$ 352,895,146
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,742
Fidelity Securities Lending Cash Central Fund	159,361
Total	$ 178,103
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 371,794,097	$ 41,311,163	$ 330,273,538	$ 209,396
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 926,002
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(587,217)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(129,389)
Ending Balance	$ 209,396

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $588,105,262. Net unrealized depreciation aggregated $216,311,165, of which $26,875,071 related to appreciated investment securities and $243,186,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Emerging Markets Fund

January 31, 2009

1.873105.100

ILF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 0.8%
Sino Gold Mining Ltd. (a)	65,336	$ 201,970
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia)	58,383	140,756
C C Land Holdings Ltd.	121,000	29,618
Central European Media Enterprises Ltd. Class A (a)	3,700	36,482
Credicorp Ltd. (NY Shares)	3,800	156,940
Ports Design Ltd.	66,500	67,256
TOTAL BERMUDA		431,052
Brazil - 16.5%
America Latina Logistica SA unit	29,000	110,375
Anhanguera Educacional Participacoes SA unit	11,061	58,166
B2W Companhia Global Do Varejo	3,700	39,552
Banco ABC Brasil SA	17,000	35,172
Banco Bradesco SA (PN) sponsored ADR	48,800	436,760
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	6,900	93,771
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	12,900	194,790
Companhia Vale do Rio Doce sponsored ADR	57,400	809,914
GVT Holding SA (a)	11,600	123,000
Iguatemi Empresa de Shopping Centers SA	11,200	57,931
Net Servicos de Comunicacao SA sponsored ADR	20,300	129,311
OGX Petroleo e Gas Participacoes SA	500	120,627
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	24,600	532,836
sponsored ADR	20,700	542,340
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	8,500	104,550
Uniao de Bancos Brasileiros SA (Unibanco) GDR	6,000	337,680
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	11,900	147,314
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	27,100	157,180
TOTAL BRAZIL		4,031,269
Canada - 0.6%
Addax Petroleum, Inc.	4,200	67,153
Sino-Forest Corp. (a)	11,400	85,557
TOTAL CANADA		152,710
Cayman Islands - 3.3%
AAC Acoustic Technology Holdings, Inc. (a)	174,000	55,942
Chaoda Modern Agriculture (Holdings) Ltd.	240,000	151,546
China Digital TV Holding Co. Ltd. ADR	7,400	46,324
China Dongxiang Group Co. Ltd.	286,000	82,485
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
CNinsure, Inc. ADR (a)	4,500	$ 32,985
Foxconn International Holdings Ltd. (a)	236,000	86,336
Stella International Holdings Ltd.	94,000	81,343
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	3,200	30,112
The United Laboratories International Holdings Ltd.	260,000	60,047
Xinao Gas Holdings Ltd.	90,000	80,568
Yingli Green Energy Holding Co. Ltd. ADR (a)	17,500	97,825
TOTAL CAYMAN ISLANDS		805,513
China - 12.6%
Baidu.com, Inc. sponsored ADR (a)	700	90,139
China Communications Construction Co. Ltd. (H Shares)	186,000	180,038
China Construction Bank Corp. (H Shares)	839,000	409,206
China Gas Holdings Ltd.	774,000	108,979
China Merchants Bank Co. Ltd. (H Shares)	100,500	162,290
China Nepstar Chain Drugstore Ltd. ADR	4,200	16,002
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	3,700	200,022
China Railway Construction Corp. (H Shares)	83,000	113,458
China Shenhua Energy Co. Ltd. (H Shares)	85,000	181,227
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	263,000	124,244
China Yurun Food Group Ltd.	124,000	145,051
Dongfang Electric Corp. Ltd.	45,600	101,214
Global Bio-Chem Technology Group Co. Ltd.	1,058,000	152,478
Golden Eagle Retail Group Ltd. (H Shares)	92,000	48,980
Harbin Power Equipment Co. Ltd. (H Shares)	152,000	106,289
Industrial & Commercial Bank of China	1,330,000	562,325
Li Ning Co. Ltd.	52,500	72,920
Parkson Retail Group Ltd.	73,000	65,011
Tencent Holdings Ltd.	20,200	123,429
ZTE Corp. (H Shares)	37,800	107,585
TOTAL CHINA		3,070,887
Czech Republic - 1.5%
Ceske Energeticke Zavody AS	6,200	214,529
Komercni Banka AS	600	66,815
Philip Morris CR AS	300	87,590
TOTAL CZECH REPUBLIC		368,934
Egypt - 1.4%
Commercial International Bank Ltd.	26,000	152,455
Common Stocks - continued
	Shares	Value
Egypt - continued
Eastern Tobacco Co.	3,200	$ 100,602
Telecom Egypt SAE	35,200	92,324
TOTAL EGYPT		345,381
Hong Kong - 5.6%
China Mobile (Hong Kong) Ltd. sponsored ADR	19,800	890,406
China Resources Power Holdings Co. Ltd.	46,000	84,385
CNOOC Ltd. sponsored ADR	3,500	301,140
CNPC (Hong Kong) Ltd.	300,000	84,646
TOTAL HONG KONG		1,360,577
India - 2.5%
Axis Bank Ltd. GDR (Reg. S)	11,800	103,840
Educomp Solutions Ltd.	1,500	54,469
ICICI Bank Ltd. sponsored ADR	12,300	202,704
Infosys Technologies Ltd. sponsored ADR	7,200	191,232
Rolta India Ltd.	28,411	53,132
TOTAL INDIA		605,377
Indonesia - 2.7%
PT Bank Rakyat Indonesia Tbk	561,500	219,866
PT Perusahaan Gas Negara Tbk Series B	794,000	149,912
PT Tambang Batubbara Bukit Asam Tbk	239,000	152,095
PT Telkomunikasi Indonesia Tbk Series B	245,000	134,498
TOTAL INDONESIA		656,371
Ireland - 0.4%
Dragon Oil PLC (a)	39,100	90,407
Israel - 3.2%
Cellcom Israel Ltd.	4,300	91,074
Israel Chemicals Ltd.	24,600	174,694
Mizrahi Tefahot Bank Ltd.	8,500	40,032
RADWARE Ltd. (a)	18,500	102,675
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,700	360,615
TOTAL ISRAEL		769,090
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	9,400	119,380
Korea (South) - 8.1%
Hana Financial Group, Inc.	11,850	193,658
Hyunjin Materials Co. Ltd.	8,166	179,074
Jinsung T.E.C. Co. Ltd.	16,606	54,796
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	3,365	$ 201,311
MegaStudy Co. Ltd.	790	95,244
Meritz Fire & Marine Insurance Co. Ltd.	25,330	64,263
NHN Corp. (a)	1,630	161,247
Samsung Electronics Co. Ltd.	1,193	414,236
Samsung Heavy Industries Ltd.	7,750	147,508
Shinhan Financial Group Co. Ltd.	3,320	66,981
Shinhan Financial Group Co. Ltd. sponsored ADR	5,100	203,337
Taewoong Co. Ltd.	2,855	184,220
TOTAL KOREA (SOUTH)		1,965,875
Luxembourg - 0.4%
MHP SA GDR (Reg. S)	24,300	91,125
Malaysia - 1.6%
DiGi.com Bhd	16,900	95,730
Public Bank Bhd	82,600	200,331
TM International Sdn Bhd (a)	116,000	101,577
TOTAL MALAYSIA		397,638
Mexico - 4.0%
America Movil SAB de CV Series L sponsored ADR	19,900	567,349
Grupo Televisa SA de CV (CPO) sponsored ADR	11,800	165,082
Telmex Internacional SAB de CV Series L ADR	10,800	102,708
Wal-Mart de Mexico SA de CV Series V	63,800	133,086
TOTAL MEXICO		968,225
Nigeria - 0.1%
Guaranty Trust Bank PLC (Reg. S) unit	6,700	15,611
Oman - 0.1%
BankMuscat SAOG sponsored GDR	3,100	18,600
Papua New Guinea - 0.3%
Oil Search Ltd.	29,009	78,542
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	12,300	231,732
Philippines - 1.2%
Alliance Global Group, Inc. (a)	2,391,000	84,373
Jollibee Food Corp.	104,700	88,987
Philippine Long Distance Telephone Co. sponsored ADR	2,500	110,625
TOTAL PHILIPPINES		283,985
Poland - 1.1%
Bank Polska Kasa Opieki SA	2,300	71,964
Common Stocks - continued
	Shares	Value
Poland - continued
Eurocash SA	53,500	$ 130,537
Trakcja Polska SA	69,100	74,382
TOTAL POLAND		276,883
Russia - 3.3%
Mobile TeleSystems OJSC sponsored ADR	3,300	70,290
OAO Gazprom sponsored ADR	30,500	399,855
OJSC Oil Co. Rosneft GDR (Reg. S) unit	33,500	104,185
Sberbank (Savings Bank of the Russian Federation) GDR	1,600	149,539
Uralkali JSC GDR (Reg. S)	11,100	69,708
TOTAL RUSSIA		793,577
South Africa - 8.8%
African Rainbow Minerals Ltd.	17,800	206,751
Aspen Pharmacare Holdings Ltd. (a)	16,400	67,621
Bidvest Group Ltd.	11,300	109,934
Exxaro Resources Ltd.	22,500	148,962
FirstRand Ltd.	130,900	189,169
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	23,100	272,580
Imperial Holdings Ltd.	22,222	111,123
MTN Group Ltd.	47,700	453,092
Naspers Ltd. Class N	8,300	126,719
Raubex Group Ltd.	49,100	81,236
Sasol Ltd. sponsored ADR	12,000	318,600
Truworths International Ltd.	16,100	55,340
TOTAL SOUTH AFRICA		2,141,127
Taiwan - 6.0%
Acer, Inc.	40,000	49,436
Asia Cement Corp.	161,000	112,740
China Steel Corp.	296,000	198,813
First Financial Holding Co. Ltd.	422,000	180,528
Fubon Financial Holding Co. Ltd.	95,000	56,705
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,000	222,564
HTC Corp.	19,000	179,419
Innolux Display Corp.	91,000	68,806
Powertech Technology, Inc.	42,000	56,762
Taiwan Mobile Co. Ltd.	74,000	102,901
Taiwan Semiconductor Manufacturing Co. Ltd.	194,000	237,188
TOTAL TAIWAN		1,465,862
Common Stocks - continued
	Shares	Value
Thailand - 2.0%
PTT Exploration & Production PCL (For. Reg.)	60,700	$ 166,995
Siam Commercial Bank PCL (For. Reg.)	217,400	318,468
TOTAL THAILAND		485,463
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	12,000	81,056
Asya Katilim Bankasi AS	119,000	77,484
Tupras-Turkiye Petrol Rafinerileri AS	10,000	95,539
Turkiye Garanti Bankasi AS (a)	79,000	108,166
TOTAL TURKEY		362,245
United Kingdom - 1.0%
Cairn Energy PLC (a)	3,400	89,704
Randgold Resources Ltd. sponsored ADR	3,500	155,610
TOTAL UNITED KINGDOM		245,314
United States of America - 1.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	5,000	125,700
SanDisk Corp. (a)	13,100	149,733
TOTAL UNITED STATES OF AMERICA		275,433
TOTAL COMMON STOCKS (Cost $23,675,776)		23,106,155
Investment Companies - 4.8%

United States of America - 4.8%
iPath MSCI India Index ETN (a) (Cost $1,159,244)	39,400	1,161,909
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.78% (b) (Cost $77,979)	77,979	77,979
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,912,999)		24,346,043
NET OTHER ASSETS - 0.0%		2,015
NET ASSETS - 100%		$ 24,348,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Security Type Abbreviation
ETN - Exchange-Traded Note
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,489
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,346,043	$ 13,870,459	$ 10,475,584	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $24,913,427. Net unrealized depreciation aggregated $567,384, of which $1,469,115 related to appreciated investment securities and $2,036,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Southeast Asia Fund

January 31, 2009

1.813038.104

SEA-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value
Australia - 2.2%
BHP Billiton Ltd.	71,100	$ 1,318,539
Telstra Corp. Ltd.	8,053,202	19,213,355
Woolworths Ltd.	640,881	11,155,714
TOTAL AUSTRALIA		31,687,608
Bermuda - 0.8%
Huabao International Holdings Ltd.	17,805,000	11,398,470
China - 15.2%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,649,057
China Communications Services Corp. Ltd. (H Shares)	694,000	415,837
China Life Insurance Co. Ltd. (H Shares)	14,466,000	38,074,601
China Petroleum & Chemical Corp. (H Shares)	26,046,000	14,041,260
China Railway Construction Corp. (H Shares)	3,153,000	4,310,024
China Telecom Corp. Ltd. (H Shares)	33,370,000	12,107,445
Focus Media Holding Ltd. ADR (a)(d)	431,319	3,183,134
Industrial & Commercial Bank of China	97,431,000	41,193,904
Jiangsu Expressway Co. Ltd. (H Shares)	57,218,000	40,639,471
Parkson Retail Group Ltd.	2,482,500	2,210,827
PetroChina Co. Ltd. (H Shares)	80,428,000	59,370,521
TOTAL CHINA		220,196,081
Hong Kong - 23.4%
Cheung Kong Holdings Ltd.	1,956,000	18,047,549
China Mobile (Hong Kong) Ltd.	5,091,800	45,835,825
China Unicom Hong Kong Ltd.	36,286,000	33,494,841
CLP Holdings Ltd.	3,950,000	26,736,379
CNOOC Ltd.	22,496,000	19,361,208
Hang Seng Bank Ltd.	3,365,100	40,517,220
Hong Kong Electric Holdings Ltd.	11,009,000	64,483,009
Hutchison Whampoa Ltd.	9,362,000	47,637,194
PCCW Ltd.	61,128,000	31,469,795
Sa Sa International Holdings Ltd.	29,676,000	7,955,640
Television Broadcasts Ltd.	899,000	3,181,965
TOTAL HONG KONG		338,720,625
Indonesia - 0.0%
PT Jakarta International Hotel & Development Tbk (a)	37,398,000	597,441
Korea (South) - 19.0%
Hanmi Pharm Co. Ltd.	159,076	12,341,706
Korea Gas Corp.	439,729	16,220,320
KT&G Corp.	755,972	45,226,000
LG Household & Health Care Ltd.	148,245	17,809,807
MegaStudy Co. Ltd.	102,488	12,356,143
MSCI Daily TR Net Emerging Markets Korea Local warrants (UBS Warrant Programme) 9/10/10 (a)	58,561,072	11,960,490
NHN Corp. (a)	495,437	49,010,934
Samsung Card Co. Ltd.	53,030	1,429,171

	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	183,712	$ 21,690,611
Shinhan Financial Group Co. Ltd.	1,286,145	25,947,794
Shinsegae Co. Ltd.	11,746	3,753,933
SK Telecom Co. Ltd.	384,665	57,318,690
TOTAL KOREA (SOUTH)		275,065,599
Malaysia - 1.9%
British American Tobacco (Malaysia) Bhd	2,101,800	25,714,913
KNM Group Bhd	15,543,625	1,836,131
TOTAL MALAYSIA		27,551,044
Singapore - 7.2%
Ascendas Real Estate Investment Trust (A-REIT)	4,211,000	3,978,359
DBS Group Holdings Ltd.	1,654,500	9,525,162
Midas Holdings Ltd.	5,606,000	1,906,323
Oversea-Chinese Banking Corp. Ltd.	1,299,000	4,360,174
Parkway Holdings Ltd.	6,986,000	5,269,811
Singapore Press Holdings Ltd.	2,600,000	4,799,541
Singapore Telecommunications Ltd.	3,503,000	6,080,181
SMRT Corp. Ltd.	15,289,000	15,977,660
Starhub Ltd.	10,292,000	13,780,953
United Engineers Ltd.	844,000	626,372
United Overseas Bank Ltd.	4,951,000	38,419,388
TOTAL SINGAPORE		104,723,924
Taiwan - 15.6%
104 Corp.	1,164,000	2,105,854
Ambassador Hotel	8,600,000	7,298,642
AU Optronics Corp.	5,381,000	3,784,269
Cathay Financial Holding Co. Ltd.	8,325,000	8,045,544
Chunghwa Telecom Co. Ltd.	47,537,510	71,588,070
Far EasTone Telecommunications Co. Ltd.	16,879,000	16,292,107
First Financial Holding Co. Ltd.	52,817,960	22,595,030
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,137,000	3,745,029
Huaku Development Co. Ltd.	5,942,500	6,074,109
Hung Poo Real Estate Development Co. Ltd.	6,925,447	3,989,904
Novatek Microelectronics Corp.	2,372,000	2,407,087
Powertech Technology, Inc.	10,184,000	13,763,315
Richtek Technology Corp.	188,000	686,724
Siliconware Precision Industries Co. Ltd.	728,000	578,192
Taiwan Fertilizer Co. Ltd.	983,000	1,574,923
Taiwan Semiconductor Manufacturing Co. Ltd.	25,561,105	31,251,544
Yuanta Financial Holding Co. Ltd.	79,728,000	29,834,364
TOTAL TAIWAN		225,614,707
Thailand - 4.5%
Asian Property Development PCL (For. Reg.)	17,840,500	1,085,584
Bangkok Bank Ltd. PCL (For. Reg.)	2,249,200	4,722,639
Big C Supercenter PCL unit	6,600,205	7,035,547
Common Stocks - continued
	Shares	Value
Thailand - continued
Land & House PCL (For. Reg.)	1,024,100	$ 92,359
Major Cineplex Group PCL (For. Reg.)	49,854,100	10,463,087
Quality Houses PCL	194,194,345	4,978,296
Siam City Bank PCL:
NVDR (a)	15,561,500	3,042,075
(For. Reg.) (a)	9,306,500	1,822,107
Siam Commercial Bank PCL (For. Reg.)	21,328,200	31,243,541
TOTAL THAILAND		64,485,235
TOTAL COMMON STOCKS (Cost $1,742,224,264)		1,300,040,734
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd. (Cost $1,269,911)	6,524	1,418,379
Investment Companies - 0.9%

Hong Kong - 0.9%
Hang Seng H-Share Index ETF (Cost $14,004,953)	1,380,800	12,435,828
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.17% 3/12/09 to 6/4/09 (e) (Cost $3,399,177)	$ 3,400,000	3,398,663
Security Type Abbreviation
ETF - Exchange-Traded Fund
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	128,977,339	$ 128,977,339
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	1,880,297	1,880,297
TOTAL MONEY MARKET FUNDS (Cost $130,857,636)		130,857,636
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,891,755,941)	1,448,151,240
NET OTHER ASSETS - 0.0%	(192,415)
NET ASSETS - 100%	$ 1,447,958,825
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
194 Hang Seng Index Contracts (Hong Kong)	Feb. 2009	$ 8,915,471	$ 605,756

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,398,663.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 486,671
Fidelity Securities Lending Cash Central Fund	48,295
Total	$ 534,966
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,448,151,240	$ 134,040,770	$ 1,314,110,470	$ -
Other Financial Instruments*	$ 605,756	$ 605,756	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,436,680
Total Realized Gain (Loss)	(44,264,356)
Total Unrealized Gain (Loss)	50,910,802
Cost of Purchases	425,765
Proceeds of Sales	(15,039,096)
Amortization/Accretion	-
Transfer in/out of Level 3	(31,469,795)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,952,196,601. Net unrealized depreciation aggregated $504,045,361, of which $30,692,944 related to appreciated investment securities and $534,738,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total International
Equity Fund

January 31, 2009

1.863104.101

TIE-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 3.1%
AMP Ltd.	33,342	$ 109,958
CSL Ltd.	12,391	292,211
Lion Nathan Ltd.	2,082	10,717
Macquarie Airports unit	35,721	51,207
Macquarie Group Ltd.	3,378	54,010
Macquarie Infrastructure Group unit	58,602	58,597
QBE Insurance Group Ltd.	7,411	111,456
Sino Gold Mining Ltd. (a)	7,734	23,908
Woolworths Ltd.	17,822	310,225
TOTAL AUSTRALIA		1,022,289
Austria - 0.0%
Andritz AG	100	2,983
Bahrain - 0.0%
Gulf Finance House BSC GDR (b)	300	1,764
Belgium - 1.0%
Anheuser-Busch InBev NV	10,080	256,947
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	31
Hansen Transmission International NV (a)	3,800	5,839
Umicore SA	3,100	57,986
TOTAL BELGIUM		320,803
Bermuda - 0.6%
Aquarius Platinum Ltd. (Australia)	6,885	16,599
C C Land Holdings Ltd.	21,000	5,140
Central European Media Enterprises Ltd. Class A (a)	500	4,930
Credicorp Ltd. (NY Shares)	500	20,650
Ports Design Ltd.	52,000	52,591
Seadrill Ltd.	12,700	105,951
TOTAL BERMUDA		205,861
Brazil - 2.7%
America Latina Logistica SA unit	4,100	15,605
Anhanguera Educacional Participacoes SA unit	1,418	7,457
B2W Companhia Global Do Varejo	500	5,345
Banco ABC Brasil SA	1,000	2,069
Banco Bradesco SA:
(PN)	6,000	53,793
(PN) sponsored ADR	800	7,160
BM&F BOVESPA SA	13,300	38,639
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	600	8,154
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,300	$ 19,630
Companhia Vale do Rio Doce sponsored ADR	11,600	163,676
GVT Holding SA (a)	1,700	18,026
Iguatemi Empresa de Shopping Centers SA	1,700	8,793
Medial Saude SA	700	2,142
Natura Cosmeticos SA	1,400	12,087
Net Servicos de Comunicacao SA sponsored ADR	2,900	18,473
OGX Petroleo e Gas Participacoes SA	100	24,125
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,600	77,976
sponsored ADR	9,800	256,760
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	14,760
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,821	102,486
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,750	21,664
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,100	17,980
TOTAL BRAZIL		896,800
Canada - 2.4%
Addax Petroleum, Inc.	500	7,994
Agnico-Eagle Mines Ltd.	4,660	248,995
Canadian Natural Resources Ltd.	4,100	146,795
Eldorado Gold Corp. (a)	1,400	10,964
Fairfax Financial Holdings Ltd.	120	39,049
First Quantum Minerals Ltd.	2,300	40,921
Harry Winston Diamond Corp.	10,100	40,207
Niko Resources Ltd.	160	6,584
Petrobank Energy & Resources Ltd. (a)	7,400	117,111
Potash Corp. of Saskatchewan, Inc.	500	37,430
Power Corp. of Canada (sub. vtg.)	1,400	24,155
Royal Bank of Canada	2,300	57,057
Sino-Forest Corp. (a)	1,600	12,008
TOTAL CANADA		789,270
Cayman Islands - 0.8%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	4,501
Chaoda Modern Agriculture (Holdings) Ltd.	158,216	99,904
China Digital TV Holding Co. Ltd. ADR	1,300	8,138
China Dongxiang Group Co. Ltd.	187,000	53,933
CNinsure, Inc. ADR (a)	500	3,665
Foxconn International Holdings Ltd. (a)	23,000	8,414
Himax Technologies, Inc. sponsored ADR	3,800	6,384
Stella International Holdings Ltd.	14,000	12,115
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	3,500	$ 18,313
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	8,469
The United Laboratories International Holdings Ltd.	34,000	7,852
Xinao Gas Holdings Ltd.	12,000	10,742
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	12,857
TOTAL CAYMAN ISLANDS		255,287
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	200	25,754
China Construction Bank Corp. (H Shares)	161,000	78,525
China Gas Holdings Ltd.	104,000	14,643
China Merchants Bank Co. Ltd. (H Shares)	33,000	53,289
China Petroleum & Chemical Corp. Class H sponsored ADR	500	27,030
China Shenhua Energy Co. Ltd. (H Shares)	12,000	25,585
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	37,000	17,479
China Yurun Food Group Ltd.	16,000	18,716
Dongfang Electric Corp. Ltd.	6,000	13,318
Global Bio-Chem Technology Group Co. Ltd.	130,000	18,735
Golden Eagle Retail Group Ltd. (H Shares)	16,000	8,518
Industrial & Commercial Bank of China	177,000	74,836
Li Ning Co. Ltd.	12,000	16,668
Nine Dragons Paper (Holdings) Ltd.	97,000	26,846
Parkson Retail Group Ltd.	11,000	9,796
Tencent Holdings Ltd.	2,800	17,109
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,000	15,069
ZTE Corp. (H Shares)	4,800	13,662
TOTAL CHINA		475,578
Cyprus - 0.1%
Marfin Popular Bank Public Co.	17,539	39,746
XXI Century Investments Public Ltd. (a)	1,000	246
TOTAL CYPRUS		39,992
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	850	29,411
Komercni Banka AS	100	11,136
Philip Morris CR AS	45	13,138
TOTAL CZECH REPUBLIC		53,685
Common Stocks - continued
	Shares	Value
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,900	$ 154,077
Vestas Wind Systems AS (a)	1,460	71,318
TOTAL DENMARK		225,395
Egypt - 0.2%
Commercial International Bank Ltd.	3,500	20,523
Eastern Tobacco Co.	400	12,575
Orascom Construction Industries	780	15,414
Telecom Egypt SAE	4,500	11,803
TOTAL EGYPT		60,315
Finland - 0.7%
Nokia Corp. sponsored ADR	13,700	168,099
Nokian Tyres Ltd.	3,500	34,325
Outotec Oyj	300	4,263
Poyry Oyj	700	7,214
TOTAL FINLAND		213,901
France - 6.4%
Alstom SA	1,088	52,828
Audika SA	2,800	57,716
AXA SA sponsored ADR	20,200	325,220
BNP Paribas SA	5,800	222,846
Compagnie de St. Gobain	1,300	44,231
Delachaux SA	791	40,792
GDF Suez	7,781	299,558
Groupe Danone	1,736	89,460
L'Air Liquide SA	500	36,511
Laurent-Perrier Group	590	33,237
Pernod Ricard SA	409	25,784
Pinault Printemps-Redoute SA	600	30,443
Remy Cointreau SA	1,171	31,252
Renault SA	1,000	19,409
Saft Groupe SA	580	14,243
Societe Generale Series A	1,200	50,623
Total SA:
Series B	7,600	378,713
sponsored ADR	3,600	179,208
Unibail-Rodamco	1,100	148,163
TOTAL FRANCE		2,080,237
Germany - 6.7%
Allianz AG sponsored ADR	46,900	390,677
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	1,600	$ 46,541
Bayer AG	2,400	127,856
Bilfinger Berger AG	250	10,639
Daimler AG	10,200	285,498
E.ON AG	15,600	504,110
GEA Group AG	1,400	16,186
GFK AG	2,100	43,018
Linde AG	800	53,517
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,100	411,578
RWE AG	400	31,173
Siemens AG sponsored ADR	3,100	173,786
Software AG (Bearer)	640	39,118
Tognum AG	2,700	30,005
Vossloh AG	240	24,222
TOTAL GERMANY		2,187,924
Greece - 0.2%
Public Power Corp. of Greece	4,600	77,386
Hong Kong - 1.8%
China Mobile (Hong Kong) Ltd.	9,500	85,518
China Mobile (Hong Kong) Ltd. sponsored ADR	800	35,976
China Overseas Land & Investment Ltd.	45,760	59,845
China Resources Power Holdings Co. Ltd.	6,000	11,007
CNOOC Ltd. sponsored ADR	560	48,182
CNPC (Hong Kong) Ltd.	40,000	11,286
Hong Kong Exchanges & Clearing Ltd.	9,200	79,022
Shanghai Industrial Holdings Ltd. (H Shares)	8,000	20,387
Sinotrans Shipping Ltd.	52,000	12,680
Swire Pacific Ltd. (A Shares)	32,500	209,885
TOTAL HONG KONG		573,788
India - 1.5%
Alembic Ltd.	10,000	6,305
Axis Bank Ltd. GDR (Reg. S)	1,700	14,960
Bank of Baroda	1,000	5,162
Bank of India	2,775	13,990
Bharat Heavy Electricals Ltd.	796	21,225
Bharti Airtel Ltd. (a)	14,633	187,921
Educomp Solutions Ltd.	900	32,682
Godrej Consumer Products Ltd.	6,000	15,990
Housing Development Finance Corp. Ltd.	800	24,712
ICICI Bank Ltd. sponsored ADR	1,800	29,664
Common Stocks - continued
	Shares	Value
India - continued
Infosys Technologies Ltd.	530	$ 13,930
Jain Irrigation Systems Ltd.	2,280	15,530
Pantaloon Retail India Ltd.	5,418	18,103
Piramal Healthcare Ltd.	5,000	21,503
Reliance Industries Ltd. GDR (Reg. S) (b)	424	22,684
Rolta India Ltd.	6,491	12,139
Rural Electrification Corp. Ltd.	130	210
Satyam Computer Services Ltd. sponsored ADR	100	190
Suzlon Energy Ltd.	20,812	19,789
Tata Power Co. Ltd.	1,000	15,389
Union Bank of India	2,000	6,008
TOTAL INDIA		498,086
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	64,000	25,060
PT Perusahaan Gas Negara Tbk Series B	102,000	19,258
PT Tambang Batubbara Bukit Asam Tbk	29,000	18,455
PT Telkomunikasi Indonesia Tbk Series B	35,000	19,214
TOTAL INDONESIA		81,987
Ireland - 1.0%
Allied Irish Banks PLC	44,900	64,359
CRH PLC	400	9,321
CRH PLC sponsored ADR	9,400	223,250
Dragon Oil PLC (a)	5,000	11,561
Kerry Group PLC Class A	300	5,627
TOTAL IRELAND		314,118
Israel - 1.2%
BluePhoenix Solutions Ltd. (a)	8,700	18,096
Cellcom Israel Ltd.	700	14,826
ECtel Ltd. (a)	4,800	2,352
Israel Chemicals Ltd.	9,700	68,883
Leadcom Integrated Solutions (a)	47,000	3,850
Mellanox Technologies Ltd. (a)	800	6,920
Mizrahi Tefahot Bank Ltd.	1,300	6,123
Orckit Communications Ltd. (a)	4,800	14,592
Partner Communications Co. Ltd. ADR	13,100	202,395
RADWARE Ltd. (a)	6,300	34,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	33,160
TOTAL ISRAEL		406,162
Common Stocks - continued
	Shares	Value
Italy - 1.7%
ENI SpA sponsored ADR	3,100	$ 131,409
Fiat SpA	5,200	25,532
Finmeccanica SpA	6,500	102,110
UniCredit SpA	172,000	304,332
TOTAL ITALY		563,383
Japan - 16.4%
Aeon Co. Ltd.	10,900	87,535
Alpen Co. Ltd.	100	1,996
Autobacs Seven Co. Ltd.	400	10,722
Denso Corp.	6,900	125,025
Dydo Drinco, Inc.	200	5,738
East Japan Railway Co.	4,000	271,250
Fanuc Ltd.	1,000	59,266
FCC Co. Ltd.	300	2,953
Glory Ltd.	300	5,153
Ibiden Co. Ltd.	1,100	22,257
Japan Retail Fund Investment Corp.	15	65,977
JSR Corp.	4,900	59,577
Kamigumi Co. Ltd.	1,000	7,924
Kansai Electric Power Co., Inc.	6,400	175,422
Kenedix Realty Investment Corp.	1	2,606
Keyence Corp.	200	36,378
Kobayashi Pharmaceutical Co. Ltd.	3,300	124,690
Konica Minolta Holdings, Inc.	16,000	124,606
Miraca Holdings, Inc.	5,800	123,889
Mitsubishi Estate Co. Ltd.	2,000	26,228
Mitsubishi UFJ Financial Group, Inc.	27,900	154,779
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	57,580	316,690
Mitsui & Co. Ltd.	45,000	469,612
Nagaileben Co. Ltd.	2,900	59,902
NGK Insulators Ltd.	7,300	93,822
Nintendo Co. Ltd.	300	87,360
Nippon Accommodations Fund, Inc.	1	4,287
Nippon Building Fund, Inc.	5	53,645
Nippon Electric Glass Co. Ltd.	3,000	19,802
Nippon Seiki Co. Ltd.	1,000	6,212
Nippon Thompson Co. Ltd.	2,000	8,175
Nitta Corp.	100	1,294
Nomura Holdings, Inc.	4,500	29,148
Obic Co. Ltd.	370	57,459
Ohashi Technica, Inc.	300	2,092
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	3,550	$ 154,990
Osaka Gas Co. Ltd.	84,000	357,916
Osaka Securities Exchange Co. Ltd.	19	86,226
Ozeki Co. Ltd.	2,600	74,975
Pal Co. Ltd.	250	2,896
Promise Co. Ltd.	11,150	204,651
SAZABY, Inc.	300	4,391
Seven & i Holdings Co., Ltd.	3,000	80,005
Shiseido Co. Ltd.	4,000	67,252
SHO-BOND Holdings Co. Ltd.	500	10,470
Sony Financial Holdings, Inc.	44	145,028
Sumitomo Corp.	9,600	86,880
Sumitomo Metal Industries Ltd.	33,000	66,034
Sumitomo Mitsui Financial Group, Inc.	4,300	170,424
Takeda Pharmaceutical Co. Ltd.	800	37,489
Temp Holdings Co., Ltd.	800	5,360
THK Co. Ltd.	600	7,616
Toho Pharmaceutical Co. Ltd.	400	4,492
Tokuyama Corp.	15,000	89,377
Tokyo Gas Co. Ltd.	29,000	137,179
Toyota Motor Corp.	14,500	466,464
Tsumura & Co.	3,900	128,577
Tsutsumi Jewelry Co. Ltd.	1,900	41,784
USS Co. Ltd.	1,630	69,708
Xebio Co. Ltd.	4,900	89,450
Yamada Denki Co. Ltd.	1,190	70,117
TOTAL JAPAN		5,363,222
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit	13,500	32,130
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	16,510
TOTAL KAZAKHSTAN		48,640
Korea (South) - 1.0%
Hana Financial Group, Inc.	1,710	27,946
Hyundai Industrial Development & Construction Co.	746	19,484
Hyunjin Materials Co. Ltd.	978	21,447
KT&G Corp.	450	26,921
MegaStudy Co. Ltd.	100	12,056
Meritz Fire & Marine Insurance Co. Ltd.	3,410	8,651
NHN Corp. (a)	802	79,338
Samsung Electronics Co. Ltd.	90	31,250
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	1,850	$ 37,324
Shinhan Financial Group Co. Ltd. sponsored ADR	800	31,896
Taewoong Co. Ltd.	330	21,293
TOTAL KOREA (SOUTH)		317,606
Malaysia - 0.1%
DiGi.com Bhd	2,400	13,595
Public Bank Bhd	10,000	24,253
TM International Sdn Bhd (a)	12,300	10,771
TOTAL MALAYSIA		48,619
Mexico - 1.6%
America Movil SAB de CV Series L sponsored ADR	11,450	326,440
Fomento Economico Mexicano SAB de CV sponsored ADR	2,300	64,745
Grupo Televisa SA de CV (CPO) sponsored ADR	1,700	23,783
Telmex Internacional SAB de CV Series L ADR	1,400	13,314
Wal-Mart de Mexico SA de CV Series V	50,500	105,342
TOTAL MEXICO		533,624
Netherlands - 2.1%
ASML Holding NV (NY Shares)	14,600	241,484
Gemalto NV (a)	2,600	63,946
Heineken NV (Bearer)	1,500	44,266
ING Groep NV (Certificaten Van Aandelen)	4,100	33,835
Koninklijke KPN NV	12,300	164,563
QIAGEN NV (a)	4,400	75,460
Unilever NV (NY Shares)	3,600	79,092
TOTAL NETHERLANDS		702,646
Nigeria - 0.0%
Guaranty Trust Bank PLC (Reg. S) unit	600	1,398
Norway - 1.1%
DnB Nor ASA	25,100	85,499
Orkla ASA (A Shares)	31,000	206,941
Petroleum Geo-Services ASA (a)	17,400	57,135
TOTAL NORWAY		349,575
Oman - 0.0%
BankMuscat SAOG sponsored GDR	400	2,400
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd. sponsored ADR (a)	2,600	$ 52,390
Oil Search Ltd.	7,037	19,053
TOTAL PAPUA NEW GUINEA		71,443
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	1,700	32,028
Philippines - 0.6%
Alliance Global Group, Inc. (a)	310,000	10,939
Jollibee Food Corp.	69,000	58,644
Philippine Long Distance Telephone Co.	300	13,427
Philippine Long Distance Telephone Co. sponsored ADR	2,800	123,900
TOTAL PHILIPPINES		206,910
Poland - 0.1%
Bank Polska Kasa Opieki SA	300	9,387
Eurocash SA	5,700	13,908
TOTAL POLAND		23,295
Russia - 0.5%
Bank St. Petersburg OJSC	4,600	3,202
Mobile TeleSystems OJSC sponsored ADR	600	12,780
OAO Gazprom sponsored ADR	7,080	92,819
OJSC Oil Co. Rosneft GDR (Reg. S) unit	5,600	17,416
Sberbank (Savings Bank of the Russian Federation) GDR	190	17,758
Uralkali JSC	6,400	7,538
TOTAL RUSSIA		151,513
Singapore - 0.7%
DBS Group Holdings Ltd.	27,000	155,442
Singapore Exchange Ltd.	20,000	67,024
TOTAL SINGAPORE		222,466
South Africa - 2.0%
African Bank Investments Ltd.	2,600	6,645
African Rainbow Minerals Ltd.	11,663	135,468
Aspen Pharmacare Holdings Ltd. (a)	2,100	8,659
Bidvest Group Ltd.	1,980	19,263
Exxaro Resources Ltd.	2,300	15,227
FirstRand Ltd.	16,900	24,423
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	3,200	37,760
Impala Platinum Holdings Ltd.	7,300	83,697
MTN Group Ltd.	24,103	228,949
Naspers Ltd. Class N	1,100	16,794
Common Stocks - continued
	Shares	Value
South Africa - continued
Raubex Group Ltd.	7,100	$ 11,747
Sasol Ltd. sponsored ADR	1,700	45,135
Truworths International Ltd.	2,600	8,937
TOTAL SOUTH AFRICA		642,704
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	8,800	81,752
Banco Santander SA	4,300	34,793
Grifols SA	9,119	160,882
Inditex SA	1,300	49,732
Prosegur Comp Securidad SA (Reg.)	2,600	79,924
Telefonica SA sponsored ADR	8,700	466,407
TOTAL SPAIN		873,490
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	3,400	131,629
Swedish Match Co.	10,000	135,321
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	37,755
TOTAL SWEDEN		304,705
Switzerland - 10.2%
ABB Ltd. sponsored ADR	4,000	52,200
Actelion Ltd. (Reg.) (a)	2,310	125,866
Bank Sarasin & Co. Ltd. Series B (Reg.)	5,352	128,967
Credit Suisse Group sponsored ADR	2,300	58,627
EFG International	12,640	153,655
Nestle SA (Reg.)	22,380	775,264
Novartis AG sponsored ADR	9,300	383,718
Roche Holding AG (participation certificate)	6,067	854,679
Sonova Holding AG	3,882	187,423
Swiss Life Holding AG	861	46,914
The Swatch Group AG (Reg.)	671	14,983
Transocean Ltd. (a)	3,420	186,800
UBS AG:
(For. Reg.)	2,661	33,370
(NY Shares)	7,800	97,110
Zurich Financial Services AG (Reg.)	1,370	248,039
TOTAL SWITZERLAND		3,347,615
Taiwan - 0.6%
Acer, Inc.	5,000	6,179
Asia Cement Corp.	20,000	14,005
China Steel Corp.	31,810	21,366
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	57,600	$ 24,641
Fubon Financial Holding Co. Ltd.	14,000	8,357
Hon Hai Precision Industry Co. Ltd. (Foxconn)	39,100	68,522
HTC Corp.	2,600	24,552
Innolux Display Corp.	31,900	24,120
Powertech Technology, Inc.	5,500	7,433
Taiwan Mobile Co. Ltd.	7,000	9,734
TOTAL TAIWAN		208,909
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	7,100	19,533
Siam Commercial Bank PCL (For. Reg.)	28,000	41,017
Total Access Communication PCL (For. Reg.)	22,600	18,782
TOTAL THAILAND		79,332
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	13,830	93,418
Asya Katilim Bankasi AS	12,200	7,944
Tupras-Turkiye Petrol Rafinerileri AS	6,500	62,101
Turkiye Garanti Bankasi AS (a)	20,200	27,658
TOTAL TURKEY		191,121
United Kingdom - 14.7%
Aegis Group PLC	73,100	81,067
Anglo American PLC (United Kingdom)	3,342	61,334
Autonomy Corp. PLC (a)	8,100	128,459
BAE Systems PLC	44,400	258,906
Begbies Traynor Group PLC	3,400	5,668
Bellway PLC	1,500	12,525
BG Group PLC	18,900	260,422
BHP Billiton PLC	2,300	39,377
BHP Billiton PLC ADR	9,000	304,470
Bovis Homes Group PLC	19,200	107,436
BP PLC sponsored ADR	2,800	118,916
British American Tobacco PLC sponsored ADR	2,300	126,730
Cairn Energy PLC (a)	500	13,192
Centrica PLC	8,225	30,762
Charter International PLC	1,000	5,570
Cobham PLC	20,400	63,286
easyJet PLC (a)	15,100	65,450
F&C Asset Management PLC	8,841	9,356
H&T Group PLC	3,700	10,164
HSBC Holdings PLC (United Kingdom) (Reg.)	8,563	66,459
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	700	$ 19,209
Informa PLC	33,800	117,473
Johnson Matthey PLC	4,400	62,126
Lloyds TSB Group PLC	47,044	61,855
Man Group PLC	69,275	207,125
Misys PLC	45,300	76,505
National Grid PLC	2,700	25,363
Persimmon PLC	2,000	8,372
Prudential PLC	31,300	151,322
Randgold Resources Ltd. sponsored ADR	500	22,230
Reckitt Benckiser Group PLC	8,100	314,103
Rio Tinto PLC:
(Reg.)	2,300	49,442
sponsored ADR	790	68,533
Royal Bank of Scotland Group PLC	240,066	76,563
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,200	205,647
Class A sponsored ADR	9,400	462,762
Serco Group PLC	44,500	283,358
Spirax-Sarco Engineering PLC	4,184	50,615
SSL International PLC	4,900	35,801
Standard Chartered PLC (United Kingdom)	6,000	76,194
Ted Baker PLC	8,100	40,804
Tesco PLC	37,000	192,128
Ultra Electronics Holdings PLC	1,900	32,005
Vodafone Group PLC	33,100	61,497
Vodafone Group PLC sponsored ADR	17,400	323,466
TOTAL UNITED KINGDOM		4,794,047
United States of America - 5.8%
Advanced Energy Industries, Inc. (a)	3,400	30,532
Airgas, Inc.	380	13,418
Allergan, Inc.	1,400	53,368
Autoliv, Inc.	1,500	27,585
Berkshire Hathaway, Inc. Class B (a)	90	269,010
CyberSource Corp. (a)	14,000	167,020
Ecolab, Inc.	1,200	40,752
FMC Technologies, Inc. (a)	1,790	52,966
Freeport-McMoRan Copper & Gold, Inc. Class B	800	20,112
Gilead Sciences, Inc. (a)	2,300	116,771
Goldman Sachs Group, Inc.	600	48,438
JPMorgan Chase & Co.	2,400	61,224
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	7,000	$ 99,120
Lululemon Athletica, Inc. (a)	1,200	8,160
MasterCard, Inc. Class A	500	67,890
Mohawk Industries, Inc. (a)	1,740	55,871
Philip Morris International, Inc.	4,300	159,745
Pricesmart, Inc.	9,795	159,659
SanDisk Corp. (a)	3,900	44,577
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	59,024
Visa, Inc.	6,610	326,204
TOTAL UNITED STATES OF AMERICA		1,881,446
TOTAL COMMON STOCKS (Cost $52,722,614)		31,745,748
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
ProSiebenSat.1 Media AG	8,000	17,514
Italy - 0.3%
Fiat SpA (Risp)	3,200	11,533
Telecom Italia SpA (Risp)	104,200	101,123
TOTAL ITALY		112,656
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $283,646)		130,170
Investment Companies - 0.2%

United States of America - 0.2%
CurrencyShares Japanese Yen Trust ETF (a) (Cost $55,160)	500	55,450
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $531,000)	$ 531,011	$ 531,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $53,592,420)		32,462,368
NET OTHER ASSETS - 0.7%		217,303
NET ASSETS - 100%		$ 32,679,671
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,448 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$531,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 393,180
UBS Securities LLC	137,820
$ 531,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,462,368	$ 21,970,896	$ 10,491,472	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	64,053
Cost of Purchases	-
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $54,593,327. Net unrealized depreciation aggregated $22,130,959, of which $591,409 related to appreciated investment securities and $22,722,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.863098.101

ATIE-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 3.1%
AMP Ltd.	33,342	$ 109,958
CSL Ltd.	12,391	292,211
Lion Nathan Ltd.	2,082	10,717
Macquarie Airports unit	35,721	51,207
Macquarie Group Ltd.	3,378	54,010
Macquarie Infrastructure Group unit	58,602	58,597
QBE Insurance Group Ltd.	7,411	111,456
Sino Gold Mining Ltd. (a)	7,734	23,908
Woolworths Ltd.	17,822	310,225
TOTAL AUSTRALIA		1,022,289
Austria - 0.0%
Andritz AG	100	2,983
Bahrain - 0.0%
Gulf Finance House BSC GDR (b)	300	1,764
Belgium - 1.0%
Anheuser-Busch InBev NV	10,080	256,947
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	31
Hansen Transmission International NV (a)	3,800	5,839
Umicore SA	3,100	57,986
TOTAL BELGIUM		320,803
Bermuda - 0.6%
Aquarius Platinum Ltd. (Australia)	6,885	16,599
C C Land Holdings Ltd.	21,000	5,140
Central European Media Enterprises Ltd. Class A (a)	500	4,930
Credicorp Ltd. (NY Shares)	500	20,650
Ports Design Ltd.	52,000	52,591
Seadrill Ltd.	12,700	105,951
TOTAL BERMUDA		205,861
Brazil - 2.7%
America Latina Logistica SA unit	4,100	15,605
Anhanguera Educacional Participacoes SA unit	1,418	7,457
B2W Companhia Global Do Varejo	500	5,345
Banco ABC Brasil SA	1,000	2,069
Banco Bradesco SA:
(PN)	6,000	53,793
(PN) sponsored ADR	800	7,160
BM&F BOVESPA SA	13,300	38,639
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	600	8,154
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,300	$ 19,630
Companhia Vale do Rio Doce sponsored ADR	11,600	163,676
GVT Holding SA (a)	1,700	18,026
Iguatemi Empresa de Shopping Centers SA	1,700	8,793
Medial Saude SA	700	2,142
Natura Cosmeticos SA	1,400	12,087
Net Servicos de Comunicacao SA sponsored ADR	2,900	18,473
OGX Petroleo e Gas Participacoes SA	100	24,125
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,600	77,976
sponsored ADR	9,800	256,760
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	14,760
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,821	102,486
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,750	21,664
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,100	17,980
TOTAL BRAZIL		896,800
Canada - 2.4%
Addax Petroleum, Inc.	500	7,994
Agnico-Eagle Mines Ltd.	4,660	248,995
Canadian Natural Resources Ltd.	4,100	146,795
Eldorado Gold Corp. (a)	1,400	10,964
Fairfax Financial Holdings Ltd.	120	39,049
First Quantum Minerals Ltd.	2,300	40,921
Harry Winston Diamond Corp.	10,100	40,207
Niko Resources Ltd.	160	6,584
Petrobank Energy & Resources Ltd. (a)	7,400	117,111
Potash Corp. of Saskatchewan, Inc.	500	37,430
Power Corp. of Canada (sub. vtg.)	1,400	24,155
Royal Bank of Canada	2,300	57,057
Sino-Forest Corp. (a)	1,600	12,008
TOTAL CANADA		789,270
Cayman Islands - 0.8%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	4,501
Chaoda Modern Agriculture (Holdings) Ltd.	158,216	99,904
China Digital TV Holding Co. Ltd. ADR	1,300	8,138
China Dongxiang Group Co. Ltd.	187,000	53,933
CNinsure, Inc. ADR (a)	500	3,665
Foxconn International Holdings Ltd. (a)	23,000	8,414
Himax Technologies, Inc. sponsored ADR	3,800	6,384
Stella International Holdings Ltd.	14,000	12,115
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	3,500	$ 18,313
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	8,469
The United Laboratories International Holdings Ltd.	34,000	7,852
Xinao Gas Holdings Ltd.	12,000	10,742
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	12,857
TOTAL CAYMAN ISLANDS		255,287
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	200	25,754
China Construction Bank Corp. (H Shares)	161,000	78,525
China Gas Holdings Ltd.	104,000	14,643
China Merchants Bank Co. Ltd. (H Shares)	33,000	53,289
China Petroleum & Chemical Corp. Class H sponsored ADR	500	27,030
China Shenhua Energy Co. Ltd. (H Shares)	12,000	25,585
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	37,000	17,479
China Yurun Food Group Ltd.	16,000	18,716
Dongfang Electric Corp. Ltd.	6,000	13,318
Global Bio-Chem Technology Group Co. Ltd.	130,000	18,735
Golden Eagle Retail Group Ltd. (H Shares)	16,000	8,518
Industrial & Commercial Bank of China	177,000	74,836
Li Ning Co. Ltd.	12,000	16,668
Nine Dragons Paper (Holdings) Ltd.	97,000	26,846
Parkson Retail Group Ltd.	11,000	9,796
Tencent Holdings Ltd.	2,800	17,109
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,000	15,069
ZTE Corp. (H Shares)	4,800	13,662
TOTAL CHINA		475,578
Cyprus - 0.1%
Marfin Popular Bank Public Co.	17,539	39,746
XXI Century Investments Public Ltd. (a)	1,000	246
TOTAL CYPRUS		39,992
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	850	29,411
Komercni Banka AS	100	11,136
Philip Morris CR AS	45	13,138
TOTAL CZECH REPUBLIC		53,685
Common Stocks - continued
	Shares	Value
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,900	$ 154,077
Vestas Wind Systems AS (a)	1,460	71,318
TOTAL DENMARK		225,395
Egypt - 0.2%
Commercial International Bank Ltd.	3,500	20,523
Eastern Tobacco Co.	400	12,575
Orascom Construction Industries	780	15,414
Telecom Egypt SAE	4,500	11,803
TOTAL EGYPT		60,315
Finland - 0.7%
Nokia Corp. sponsored ADR	13,700	168,099
Nokian Tyres Ltd.	3,500	34,325
Outotec Oyj	300	4,263
Poyry Oyj	700	7,214
TOTAL FINLAND		213,901
France - 6.4%
Alstom SA	1,088	52,828
Audika SA	2,800	57,716
AXA SA sponsored ADR	20,200	325,220
BNP Paribas SA	5,800	222,846
Compagnie de St. Gobain	1,300	44,231
Delachaux SA	791	40,792
GDF Suez	7,781	299,558
Groupe Danone	1,736	89,460
L'Air Liquide SA	500	36,511
Laurent-Perrier Group	590	33,237
Pernod Ricard SA	409	25,784
Pinault Printemps-Redoute SA	600	30,443
Remy Cointreau SA	1,171	31,252
Renault SA	1,000	19,409
Saft Groupe SA	580	14,243
Societe Generale Series A	1,200	50,623
Total SA:
Series B	7,600	378,713
sponsored ADR	3,600	179,208
Unibail-Rodamco	1,100	148,163
TOTAL FRANCE		2,080,237
Germany - 6.7%
Allianz AG sponsored ADR	46,900	390,677
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	1,600	$ 46,541
Bayer AG	2,400	127,856
Bilfinger Berger AG	250	10,639
Daimler AG	10,200	285,498
E.ON AG	15,600	504,110
GEA Group AG	1,400	16,186
GFK AG	2,100	43,018
Linde AG	800	53,517
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,100	411,578
RWE AG	400	31,173
Siemens AG sponsored ADR	3,100	173,786
Software AG (Bearer)	640	39,118
Tognum AG	2,700	30,005
Vossloh AG	240	24,222
TOTAL GERMANY		2,187,924
Greece - 0.2%
Public Power Corp. of Greece	4,600	77,386
Hong Kong - 1.8%
China Mobile (Hong Kong) Ltd.	9,500	85,518
China Mobile (Hong Kong) Ltd. sponsored ADR	800	35,976
China Overseas Land & Investment Ltd.	45,760	59,845
China Resources Power Holdings Co. Ltd.	6,000	11,007
CNOOC Ltd. sponsored ADR	560	48,182
CNPC (Hong Kong) Ltd.	40,000	11,286
Hong Kong Exchanges & Clearing Ltd.	9,200	79,022
Shanghai Industrial Holdings Ltd. (H Shares)	8,000	20,387
Sinotrans Shipping Ltd.	52,000	12,680
Swire Pacific Ltd. (A Shares)	32,500	209,885
TOTAL HONG KONG		573,788
India - 1.5%
Alembic Ltd.	10,000	6,305
Axis Bank Ltd. GDR (Reg. S)	1,700	14,960
Bank of Baroda	1,000	5,162
Bank of India	2,775	13,990
Bharat Heavy Electricals Ltd.	796	21,225
Bharti Airtel Ltd. (a)	14,633	187,921
Educomp Solutions Ltd.	900	32,682
Godrej Consumer Products Ltd.	6,000	15,990
Housing Development Finance Corp. Ltd.	800	24,712
ICICI Bank Ltd. sponsored ADR	1,800	29,664
Common Stocks - continued
	Shares	Value
India - continued
Infosys Technologies Ltd.	530	$ 13,930
Jain Irrigation Systems Ltd.	2,280	15,530
Pantaloon Retail India Ltd.	5,418	18,103
Piramal Healthcare Ltd.	5,000	21,503
Reliance Industries Ltd. GDR (Reg. S) (b)	424	22,684
Rolta India Ltd.	6,491	12,139
Rural Electrification Corp. Ltd.	130	210
Satyam Computer Services Ltd. sponsored ADR	100	190
Suzlon Energy Ltd.	20,812	19,789
Tata Power Co. Ltd.	1,000	15,389
Union Bank of India	2,000	6,008
TOTAL INDIA		498,086
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	64,000	25,060
PT Perusahaan Gas Negara Tbk Series B	102,000	19,258
PT Tambang Batubbara Bukit Asam Tbk	29,000	18,455
PT Telkomunikasi Indonesia Tbk Series B	35,000	19,214
TOTAL INDONESIA		81,987
Ireland - 1.0%
Allied Irish Banks PLC	44,900	64,359
CRH PLC	400	9,321
CRH PLC sponsored ADR	9,400	223,250
Dragon Oil PLC (a)	5,000	11,561
Kerry Group PLC Class A	300	5,627
TOTAL IRELAND		314,118
Israel - 1.2%
BluePhoenix Solutions Ltd. (a)	8,700	18,096
Cellcom Israel Ltd.	700	14,826
ECtel Ltd. (a)	4,800	2,352
Israel Chemicals Ltd.	9,700	68,883
Leadcom Integrated Solutions (a)	47,000	3,850
Mellanox Technologies Ltd. (a)	800	6,920
Mizrahi Tefahot Bank Ltd.	1,300	6,123
Orckit Communications Ltd. (a)	4,800	14,592
Partner Communications Co. Ltd. ADR	13,100	202,395
RADWARE Ltd. (a)	6,300	34,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	33,160
TOTAL ISRAEL		406,162
Common Stocks - continued
	Shares	Value
Italy - 1.7%
ENI SpA sponsored ADR	3,100	$ 131,409
Fiat SpA	5,200	25,532
Finmeccanica SpA	6,500	102,110
UniCredit SpA	172,000	304,332
TOTAL ITALY		563,383
Japan - 16.4%
Aeon Co. Ltd.	10,900	87,535
Alpen Co. Ltd.	100	1,996
Autobacs Seven Co. Ltd.	400	10,722
Denso Corp.	6,900	125,025
Dydo Drinco, Inc.	200	5,738
East Japan Railway Co.	4,000	271,250
Fanuc Ltd.	1,000	59,266
FCC Co. Ltd.	300	2,953
Glory Ltd.	300	5,153
Ibiden Co. Ltd.	1,100	22,257
Japan Retail Fund Investment Corp.	15	65,977
JSR Corp.	4,900	59,577
Kamigumi Co. Ltd.	1,000	7,924
Kansai Electric Power Co., Inc.	6,400	175,422
Kenedix Realty Investment Corp.	1	2,606
Keyence Corp.	200	36,378
Kobayashi Pharmaceutical Co. Ltd.	3,300	124,690
Konica Minolta Holdings, Inc.	16,000	124,606
Miraca Holdings, Inc.	5,800	123,889
Mitsubishi Estate Co. Ltd.	2,000	26,228
Mitsubishi UFJ Financial Group, Inc.	27,900	154,779
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	57,580	316,690
Mitsui & Co. Ltd.	45,000	469,612
Nagaileben Co. Ltd.	2,900	59,902
NGK Insulators Ltd.	7,300	93,822
Nintendo Co. Ltd.	300	87,360
Nippon Accommodations Fund, Inc.	1	4,287
Nippon Building Fund, Inc.	5	53,645
Nippon Electric Glass Co. Ltd.	3,000	19,802
Nippon Seiki Co. Ltd.	1,000	6,212
Nippon Thompson Co. Ltd.	2,000	8,175
Nitta Corp.	100	1,294
Nomura Holdings, Inc.	4,500	29,148
Obic Co. Ltd.	370	57,459
Ohashi Technica, Inc.	300	2,092
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	3,550	$ 154,990
Osaka Gas Co. Ltd.	84,000	357,916
Osaka Securities Exchange Co. Ltd.	19	86,226
Ozeki Co. Ltd.	2,600	74,975
Pal Co. Ltd.	250	2,896
Promise Co. Ltd.	11,150	204,651
SAZABY, Inc.	300	4,391
Seven & i Holdings Co., Ltd.	3,000	80,005
Shiseido Co. Ltd.	4,000	67,252
SHO-BOND Holdings Co. Ltd.	500	10,470
Sony Financial Holdings, Inc.	44	145,028
Sumitomo Corp.	9,600	86,880
Sumitomo Metal Industries Ltd.	33,000	66,034
Sumitomo Mitsui Financial Group, Inc.	4,300	170,424
Takeda Pharmaceutical Co. Ltd.	800	37,489
Temp Holdings Co., Ltd.	800	5,360
THK Co. Ltd.	600	7,616
Toho Pharmaceutical Co. Ltd.	400	4,492
Tokuyama Corp.	15,000	89,377
Tokyo Gas Co. Ltd.	29,000	137,179
Toyota Motor Corp.	14,500	466,464
Tsumura & Co.	3,900	128,577
Tsutsumi Jewelry Co. Ltd.	1,900	41,784
USS Co. Ltd.	1,630	69,708
Xebio Co. Ltd.	4,900	89,450
Yamada Denki Co. Ltd.	1,190	70,117
TOTAL JAPAN		5,363,222
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit	13,500	32,130
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	16,510
TOTAL KAZAKHSTAN		48,640
Korea (South) - 1.0%
Hana Financial Group, Inc.	1,710	27,946
Hyundai Industrial Development & Construction Co.	746	19,484
Hyunjin Materials Co. Ltd.	978	21,447
KT&G Corp.	450	26,921
MegaStudy Co. Ltd.	100	12,056
Meritz Fire & Marine Insurance Co. Ltd.	3,410	8,651
NHN Corp. (a)	802	79,338
Samsung Electronics Co. Ltd.	90	31,250
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	1,850	$ 37,324
Shinhan Financial Group Co. Ltd. sponsored ADR	800	31,896
Taewoong Co. Ltd.	330	21,293
TOTAL KOREA (SOUTH)		317,606
Malaysia - 0.1%
DiGi.com Bhd	2,400	13,595
Public Bank Bhd	10,000	24,253
TM International Sdn Bhd (a)	12,300	10,771
TOTAL MALAYSIA		48,619
Mexico - 1.6%
America Movil SAB de CV Series L sponsored ADR	11,450	326,440
Fomento Economico Mexicano SAB de CV sponsored ADR	2,300	64,745
Grupo Televisa SA de CV (CPO) sponsored ADR	1,700	23,783
Telmex Internacional SAB de CV Series L ADR	1,400	13,314
Wal-Mart de Mexico SA de CV Series V	50,500	105,342
TOTAL MEXICO		533,624
Netherlands - 2.1%
ASML Holding NV (NY Shares)	14,600	241,484
Gemalto NV (a)	2,600	63,946
Heineken NV (Bearer)	1,500	44,266
ING Groep NV (Certificaten Van Aandelen)	4,100	33,835
Koninklijke KPN NV	12,300	164,563
QIAGEN NV (a)	4,400	75,460
Unilever NV (NY Shares)	3,600	79,092
TOTAL NETHERLANDS		702,646
Nigeria - 0.0%
Guaranty Trust Bank PLC (Reg. S) unit	600	1,398
Norway - 1.1%
DnB Nor ASA	25,100	85,499
Orkla ASA (A Shares)	31,000	206,941
Petroleum Geo-Services ASA (a)	17,400	57,135
TOTAL NORWAY		349,575
Oman - 0.0%
BankMuscat SAOG sponsored GDR	400	2,400
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd. sponsored ADR (a)	2,600	$ 52,390
Oil Search Ltd.	7,037	19,053
TOTAL PAPUA NEW GUINEA		71,443
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	1,700	32,028
Philippines - 0.6%
Alliance Global Group, Inc. (a)	310,000	10,939
Jollibee Food Corp.	69,000	58,644
Philippine Long Distance Telephone Co.	300	13,427
Philippine Long Distance Telephone Co. sponsored ADR	2,800	123,900
TOTAL PHILIPPINES		206,910
Poland - 0.1%
Bank Polska Kasa Opieki SA	300	9,387
Eurocash SA	5,700	13,908
TOTAL POLAND		23,295
Russia - 0.5%
Bank St. Petersburg OJSC	4,600	3,202
Mobile TeleSystems OJSC sponsored ADR	600	12,780
OAO Gazprom sponsored ADR	7,080	92,819
OJSC Oil Co. Rosneft GDR (Reg. S) unit	5,600	17,416
Sberbank (Savings Bank of the Russian Federation) GDR	190	17,758
Uralkali JSC	6,400	7,538
TOTAL RUSSIA		151,513
Singapore - 0.7%
DBS Group Holdings Ltd.	27,000	155,442
Singapore Exchange Ltd.	20,000	67,024
TOTAL SINGAPORE		222,466
South Africa - 2.0%
African Bank Investments Ltd.	2,600	6,645
African Rainbow Minerals Ltd.	11,663	135,468
Aspen Pharmacare Holdings Ltd. (a)	2,100	8,659
Bidvest Group Ltd.	1,980	19,263
Exxaro Resources Ltd.	2,300	15,227
FirstRand Ltd.	16,900	24,423
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	3,200	37,760
Impala Platinum Holdings Ltd.	7,300	83,697
MTN Group Ltd.	24,103	228,949
Naspers Ltd. Class N	1,100	16,794
Common Stocks - continued
	Shares	Value
South Africa - continued
Raubex Group Ltd.	7,100	$ 11,747
Sasol Ltd. sponsored ADR	1,700	45,135
Truworths International Ltd.	2,600	8,937
TOTAL SOUTH AFRICA		642,704
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	8,800	81,752
Banco Santander SA	4,300	34,793
Grifols SA	9,119	160,882
Inditex SA	1,300	49,732
Prosegur Comp Securidad SA (Reg.)	2,600	79,924
Telefonica SA sponsored ADR	8,700	466,407
TOTAL SPAIN		873,490
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	3,400	131,629
Swedish Match Co.	10,000	135,321
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	37,755
TOTAL SWEDEN		304,705
Switzerland - 10.2%
ABB Ltd. sponsored ADR	4,000	52,200
Actelion Ltd. (Reg.) (a)	2,310	125,866
Bank Sarasin & Co. Ltd. Series B (Reg.)	5,352	128,967
Credit Suisse Group sponsored ADR	2,300	58,627
EFG International	12,640	153,655
Nestle SA (Reg.)	22,380	775,264
Novartis AG sponsored ADR	9,300	383,718
Roche Holding AG (participation certificate)	6,067	854,679
Sonova Holding AG	3,882	187,423
Swiss Life Holding AG	861	46,914
The Swatch Group AG (Reg.)	671	14,983
Transocean Ltd. (a)	3,420	186,800
UBS AG:
(For. Reg.)	2,661	33,370
(NY Shares)	7,800	97,110
Zurich Financial Services AG (Reg.)	1,370	248,039
TOTAL SWITZERLAND		3,347,615
Taiwan - 0.6%
Acer, Inc.	5,000	6,179
Asia Cement Corp.	20,000	14,005
China Steel Corp.	31,810	21,366
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	57,600	$ 24,641
Fubon Financial Holding Co. Ltd.	14,000	8,357
Hon Hai Precision Industry Co. Ltd. (Foxconn)	39,100	68,522
HTC Corp.	2,600	24,552
Innolux Display Corp.	31,900	24,120
Powertech Technology, Inc.	5,500	7,433
Taiwan Mobile Co. Ltd.	7,000	9,734
TOTAL TAIWAN		208,909
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	7,100	19,533
Siam Commercial Bank PCL (For. Reg.)	28,000	41,017
Total Access Communication PCL (For. Reg.)	22,600	18,782
TOTAL THAILAND		79,332
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	13,830	93,418
Asya Katilim Bankasi AS	12,200	7,944
Tupras-Turkiye Petrol Rafinerileri AS	6,500	62,101
Turkiye Garanti Bankasi AS (a)	20,200	27,658
TOTAL TURKEY		191,121
United Kingdom - 14.7%
Aegis Group PLC	73,100	81,067
Anglo American PLC (United Kingdom)	3,342	61,334
Autonomy Corp. PLC (a)	8,100	128,459
BAE Systems PLC	44,400	258,906
Begbies Traynor Group PLC	3,400	5,668
Bellway PLC	1,500	12,525
BG Group PLC	18,900	260,422
BHP Billiton PLC	2,300	39,377
BHP Billiton PLC ADR	9,000	304,470
Bovis Homes Group PLC	19,200	107,436
BP PLC sponsored ADR	2,800	118,916
British American Tobacco PLC sponsored ADR	2,300	126,730
Cairn Energy PLC (a)	500	13,192
Centrica PLC	8,225	30,762
Charter International PLC	1,000	5,570
Cobham PLC	20,400	63,286
easyJet PLC (a)	15,100	65,450
F&C Asset Management PLC	8,841	9,356
H&T Group PLC	3,700	10,164
HSBC Holdings PLC (United Kingdom) (Reg.)	8,563	66,459
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	700	$ 19,209
Informa PLC	33,800	117,473
Johnson Matthey PLC	4,400	62,126
Lloyds TSB Group PLC	47,044	61,855
Man Group PLC	69,275	207,125
Misys PLC	45,300	76,505
National Grid PLC	2,700	25,363
Persimmon PLC	2,000	8,372
Prudential PLC	31,300	151,322
Randgold Resources Ltd. sponsored ADR	500	22,230
Reckitt Benckiser Group PLC	8,100	314,103
Rio Tinto PLC:
(Reg.)	2,300	49,442
sponsored ADR	790	68,533
Royal Bank of Scotland Group PLC	240,066	76,563
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,200	205,647
Class A sponsored ADR	9,400	462,762
Serco Group PLC	44,500	283,358
Spirax-Sarco Engineering PLC	4,184	50,615
SSL International PLC	4,900	35,801
Standard Chartered PLC (United Kingdom)	6,000	76,194
Ted Baker PLC	8,100	40,804
Tesco PLC	37,000	192,128
Ultra Electronics Holdings PLC	1,900	32,005
Vodafone Group PLC	33,100	61,497
Vodafone Group PLC sponsored ADR	17,400	323,466
TOTAL UNITED KINGDOM		4,794,047
United States of America - 5.8%
Advanced Energy Industries, Inc. (a)	3,400	30,532
Airgas, Inc.	380	13,418
Allergan, Inc.	1,400	53,368
Autoliv, Inc.	1,500	27,585
Berkshire Hathaway, Inc. Class B (a)	90	269,010
CyberSource Corp. (a)	14,000	167,020
Ecolab, Inc.	1,200	40,752
FMC Technologies, Inc. (a)	1,790	52,966
Freeport-McMoRan Copper & Gold, Inc. Class B	800	20,112
Gilead Sciences, Inc. (a)	2,300	116,771
Goldman Sachs Group, Inc.	600	48,438
JPMorgan Chase & Co.	2,400	61,224
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	7,000	$ 99,120
Lululemon Athletica, Inc. (a)	1,200	8,160
MasterCard, Inc. Class A	500	67,890
Mohawk Industries, Inc. (a)	1,740	55,871
Philip Morris International, Inc.	4,300	159,745
Pricesmart, Inc.	9,795	159,659
SanDisk Corp. (a)	3,900	44,577
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	59,024
Visa, Inc.	6,610	326,204
TOTAL UNITED STATES OF AMERICA		1,881,446
TOTAL COMMON STOCKS (Cost $52,722,614)		31,745,748
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
ProSiebenSat.1 Media AG	8,000	17,514
Italy - 0.3%
Fiat SpA (Risp)	3,200	11,533
Telecom Italia SpA (Risp)	104,200	101,123
TOTAL ITALY		112,656
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $283,646)		130,170
Investment Companies - 0.2%

United States of America - 0.2%
CurrencyShares Japanese Yen Trust ETF (a) (Cost $55,160)	500	55,450
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $531,000)	$ 531,011	$ 531,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $53,592,420)		32,462,368
NET OTHER ASSETS - 0.7%		217,303
NET ASSETS - 100%		$ 32,679,671
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,448 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$531,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 393,180
UBS Securities LLC	137,820
$ 531,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,462,368	$ 21,970,896	$ 10,491,472	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	64,053
Cost of Purchases	-
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $54,593,327. Net unrealized depreciation aggregated $22,130,959, of which $591,409 related to appreciated investment securities and $22,722,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Worldwide Fund

January 31, 2009

1.813085.104

WLD-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 2.0%
ABB Grain Ltd.	146,575	$ 609,941
Billabong International Ltd.	175,265	812,242
Commonwealth Bank of Australia	90,041	1,530,020
CSL Ltd.	217,097	5,119,701
National Australia Bank Ltd.	76,362	900,706
QBE Insurance Group Ltd.	153,760	2,312,432
Wesfarmers Ltd.	90,505	879,847
Woolworths Ltd.	186,332	3,243,452
TOTAL AUSTRALIA		15,408,341
Belgium - 0.5%
Anheuser-Busch InBev NV	168,300	4,290,097
Brazil - 0.6%
BM&F BOVESPA SA	236,098	685,905
Petroleo Brasileiro SA - Petrobras sponsored ADR	41,000	1,074,200
Vivo Participacoes SA sponsored ADR	230,825	3,273,099
TOTAL BRAZIL		5,033,204
Canada - 1.0%
Canadian Natural Resources Ltd.	40,200	1,439,310
Niko Resources Ltd.	32,300	1,329,047
Open Text Corp. (a)	106,200	3,753,841
Petrobank Energy & Resources Ltd. (a)	46,800	740,645
Talisman Energy, Inc.	73,100	692,329
Timminco Ltd. (a)	27,800	78,466
TOTAL CANADA		8,033,638
Cayman Islands - 0.6%
Belle International Holdings Ltd.	2,011,000	801,771
China Dongxiang Group Co. Ltd.	2,856,000	823,700
Noble Corp.	99,600	2,704,140
TOTAL CAYMAN ISLANDS		4,329,611
China - 0.3%
BYD Co. Ltd. (H Shares)	131,500	245,087
Li Ning Co. Ltd.	316,000	438,912
ZTE Corp. (H Shares)	539,680	1,536,012
TOTAL CHINA		2,220,011
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	50,714
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	20,900	723,172
Denmark - 0.6%
Novo Nordisk AS Series B	87,500	4,694,851
Finland - 0.3%
Nokia Corp. sponsored ADR	175,300	2,150,931
France - 5.7%
Alstom SA	43,700	2,121,870

	Shares	Value
AXA SA	209,900	$ 3,305,433
BNP Paribas SA	119,782	4,602,240
Cap Gemini SA	41,400	1,433,770
Eutelsat Communications	91,900	1,967,856
GDF Suez	89,851	3,459,140
L'Air Liquide SA	5,142	375,479
LVMH Moet Hennessy - Louis Vuitton	15,300	838,490
Orpea (a)	34,000	1,189,680
Pinault Printemps-Redoute SA	25,400	1,288,753
Schneider Electric SA	17,000	1,083,031
Sechilienne-Sidec	11,800	439,780
Societe Generale Series A	56,185	2,370,214
Total SA sponsored ADR (d)	375,000	18,667,501
Vivendi	55,103	1,425,783
TOTAL FRANCE		44,569,020
Germany - 3.7%
Allianz AG (Reg.)	32,100	2,673,903
Bayer AG	4,100	218,420
Bayer AG sponsored ADR	14,000	746,200
Beiersdorf AG	5,200	255,650
Daimler AG (Reg.)	20,600	576,577
Deutsche Boerse AG	21,400	1,082,238
E.ON AG	182,800	5,907,140
Fresenius Medical Care AG & Co. KGaA	62,900	2,819,386
GEA Group AG	99,700	1,152,643
Gerresheimer AG	71,500	1,464,663
Linde AG	6,814	455,827
MAN AG	29,200	1,275,568
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	45,600	6,054,180
RWE AG	25,300	1,971,676
Siemens AG (Reg.) (d)	37,500	2,102,244
Wincor Nixdorf AG	14,900	710,217
TOTAL GERMANY		29,466,532
Greece - 0.2%
Public Power Corp. of Greece	108,200	1,820,264
Hong Kong - 0.7%
Cheung Kong Holdings Ltd.	224,000	2,066,795
China Unicom Hong Kong Ltd.	1,792,000	1,654,157
Hang Seng Bank Ltd.	127,300	1,532,746
TOTAL HONG KONG		5,253,698
India - 0.4%
Bharti Airtel Ltd. (a)	80,000	1,027,382
Infosys Technologies Ltd.	42,311	1,112,038
Titan Industries Ltd.	40,000	741,235
TOTAL INDIA		2,880,655
Indonesia - 0.1%
PT Indosat Tbk	1,434,000	703,083
Common Stocks - continued
	Shares	Value
Ireland - 0.2%
Paddy Power PLC (Ireland)	85,800	$ 1,197,362
Israel - 0.4%
Nice Systems Ltd. sponsored ADR (a)	55,700	1,068,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	58,600	2,428,970
TOTAL ISRAEL		3,497,853
Italy - 0.9%
ENI SpA	183,600	3,883,071
Fiat SpA	178,400	875,935
Finmeccanica SpA	72,300	1,135,781
Prysmian SpA	63,500	804,861
UniCredit SpA	302,400	535,059
TOTAL ITALY		7,234,707
Japan - 8.5%
Asics Corp.	216,000	1,607,833
Canon Marketing Japan, Inc.	132,200	1,945,124
Canon, Inc.	101,650	2,773,771
Daiwa Securities Group, Inc.	312,000	1,723,021
East Japan Railway Co.	32,100	2,176,779
Eisai Co. Ltd.	34,200	1,249,303
Fanuc Ltd.	16,400	971,969
Fast Retailing Co. Ltd.	7,600	958,454
Honda Motor Co. Ltd.	83,200	1,912,200
Japan Tobacco, Inc.	314	902,863
Konica Minolta Holdings, Inc.	119,000	926,761
Mitsubishi Corp.	93,300	1,232,949
Mitsubishi UFJ Financial Group, Inc.	1,330,300	7,380,013
Mitsui & Co. Ltd.	122,000	1,273,171
Nichi-iko Pharmaceutical Co. Ltd.	15,200	509,579
Nintendo Co. Ltd.	4,300	1,252,160
Nippon Building Fund, Inc.	157	1,684,449
Nippon Telegraph & Telephone Corp.	40,000	1,937,388
Nitori Co. Ltd.	5,400	381,139
Nomura Holdings, Inc.	566,900	3,671,950
NTT DoCoMo, Inc.	1,129	1,966,893
Point, Inc.	12,340	552,838
Promise Co. Ltd.	128,950	2,366,797
Rakuten, Inc.	4,059	2,393,086
Ricoh Co. Ltd.	195,000	2,379,850
Sawai Pharmaceutical Co. Ltd.	9,100	476,641
Seven & i Holdings Co., Ltd.	96,500	2,573,494
Softbank Corp.	70,200	1,085,262
Sony Financial Holdings, Inc.	430	1,417,320
Sumitomo Mitsui Financial Group, Inc.	110,800	4,391,396
THK Co. Ltd.	58,500	742,590
Tokio Marine Holdings, Inc.	51,700	1,367,465
Tokyo Electron Ltd.	71,200	2,609,936
Toyota Motor Corp.	169,900	5,465,675
Tsumura & Co.	28,700	946,191
TOTAL JAPAN		67,206,310

	Shares	Value
Korea (South) - 0.4%
NHN Corp. (a)	19,788	$ 1,957,521
Samsung Electronics Co. Ltd.	3,127	1,085,762
TOTAL KOREA (SOUTH)		3,043,283
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	76,700	1,731,119
SES SA (A Shares) FDR unit	138,742	2,486,839
TOTAL LUXEMBOURG		4,217,958
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	43,900	1,251,589
Netherlands - 0.7%
AMG Advanced Metallurgical Group NV (a)(d)	33,700	284,333
ASML Holding NV:
(Netherlands)	65,500	1,083,165
(NY Shares)	18,800	310,952
Gemalto NV (a)	24,700	607,486
Koninklijke KPN NV	196,400	2,627,662
Royal DSM NV	40,100	965,193
TOTAL NETHERLANDS		5,878,791
Norway - 0.1%
Pronova BioPharma ASA (a)	296,200	876,420
Papua New Guinea - 0.2%
Oil Search Ltd.	512,967	1,388,855
Russia - 0.2%
OAO Gazprom sponsored ADR	93,900	1,231,029
Singapore - 0.1%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	429,863
Singapore Exchange Ltd.	146,000	489,277
TOTAL SINGAPORE		919,140
South Africa - 0.2%
MTN Group Ltd.	157,600	1,497,008
Spain - 1.9%
Banco Santander SA	191,400	1,548,712
Grifols SA	141,155	2,490,332
Red Electrica Corporacion SA	36,400	1,500,614
Repsol YPF SA	64,200	1,146,506
Telefonica SA	463,500	8,216,674
TOTAL SPAIN		14,902,838
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	50,500	1,955,072
Switzerland - 5.5%
Actelion Ltd. (Reg.) (a)	102,940	5,608,939
BB BIOTECH AG	21,794	1,287,084
Credit Suisse Group sponsored ADR	38,700	986,463
EFG International	62,390	758,427
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	270,346	$ 9,365,033
Novartis AG:
(Reg.)	45,155	1,855,441
sponsored ADR	60,800	2,508,608
Partners Group Holding	14,770	984,327
Roche Holding AG (participation certificate)	50,943	7,176,555
Sonova Holding AG	32,712	1,579,336
Syngenta AG (Switzerland)	16,830	3,254,753
Tecan Group AG	18,800	620,778
UBS AG (For. Reg.)	258,991	3,247,827
Zurich Financial Services AG (Reg.)	23,960	4,337,960
TOTAL SWITZERLAND		43,571,531
Thailand - 0.1%
Total Access Communication PCL (For. Reg.)	807,450	671,028
United Kingdom - 11.3%
Aberdeen Asset Management PLC	1,207,400	2,253,521
Aegis Group PLC	435,400	482,851
Autonomy Corp. PLC (a)	111,800	1,773,055
BAE Systems PLC	479,600	2,796,652
Barclays PLC	413,200	608,090
BG Group PLC	222,700	3,068,566
BG Group PLC sponsored ADR	12,700	864,362
BHP Billiton PLC	408,100	6,986,822
BP PLC	393,100	2,784,832
British American Tobacco PLC (United Kingdom)	204,135	5,599,089
Capita Group PLC	226,719	2,294,069
Compass Group PLC	438,900	2,183,933
Diageo PLC	127,500	1,711,268
GlaxoSmithKline PLC sponsored ADR	80,800	2,849,008
HSBC Holdings PLC:
(Hong Kong) (Reg.)	219,638	1,717,681
(United Kingdom) (Reg.)	609,000	4,726,567
Imperial Tobacco Group PLC	93,500	2,565,815
Informa PLC	464,800	1,615,429
Kingfisher PLC	530,000	1,068,725
Man Group PLC	735,300	2,198,476
Misys PLC	480,200	810,982
Prudential PLC	376,900	1,822,154
Reckitt Benckiser Group PLC	124,900	4,843,389
Rio Tinto PLC (Reg.)	53,500	1,150,067
Royal Bank of Scotland Group PLC	579,508	184,818
Royal Dutch Shell PLC Class B	451,900	10,731,235
SSL International PLC	366,600	2,678,466
Standard Chartered PLC (United Kingdom)	178,664	2,268,842
Unilever PLC	198,100	4,346,985
Vodafone Group PLC	3,905,700	7,256,411

	Shares	Value
Vodafone Group PLC sponsored ADR	73,312	$ 1,362,870
William Morrison Supermarkets PLC	360,200	1,413,759
TOTAL UNITED KINGDOM		89,018,789
United States of America - 46.7%
Abbott Laboratories	120,000	6,652,800
Amazon.com, Inc.	27,800	1,635,196
Amgen, Inc. (a)	50,000	2,742,500
Apple, Inc. (a)	74,600	6,723,698
Applied Materials, Inc.	424,500	3,977,565
Archer Daniels Midland Co.	105,000	2,874,900
Arrow Electronics, Inc. (a)	50,000	953,500
Avnet, Inc. (a)	275,000	5,450,500
Baxter International, Inc.	110,000	6,451,500
Biogen Idec, Inc. (a)	30,000	1,459,500
Bristol-Myers Squibb Co.	195,000	4,174,950
Celgene Corp. (a)	35,000	1,853,250
Cephalon, Inc. (a)	87,200	6,730,096
Chesapeake Energy Corp.	15,000	237,150
Chevron Corp.	108,000	7,616,160
Cisco Systems, Inc. (a)	325,000	4,865,250
Comcast Corp. Class A (special) (non-vtg.)	725,000	10,063,000
Commercial Metals Co.	25,000	287,500
DISH Network Corp. Class A (a)	50,000	642,000
Exelon Corp.	195,000	10,572,900
Fastenal Co.	30,000	1,025,400
Fidelity National Financial, Inc. Class A	95,000	1,388,900
First Solar, Inc. (a)	13,000	1,856,400
FMC Corp.	129,700	5,787,214
FPL Group, Inc.	77,000	3,969,350
Freeport-McMoRan Copper & Gold, Inc. Class B	9,000	226,260
Genentech, Inc. (a)	21,200	1,722,288
Genzyme Corp. (a)	74,300	5,120,756
Gilead Sciences, Inc. (a)	218,000	11,067,860
Goldman Sachs Group, Inc.	60,400	4,876,092
Google, Inc. Class A (sub. vtg.) (a)	34,800	11,780,844
Granite Construction, Inc.	8,000	281,760
Greif, Inc. Class A	7,000	211,820
Hewlett-Packard Co.	230,000	7,992,500
Honeywell International, Inc.	183,000	6,004,230
International Business Machines Corp.	70,000	6,415,500
James River Coal Co. (a)	145,000	1,966,200
Johnson & Johnson	107,000	6,172,830
Johnson Controls, Inc.	29,000	362,790
JPMorgan Chase & Co.	380,000	9,693,800
Lam Research Corp. (a)	97,000	1,960,370
Louisiana-Pacific Corp.	135,000	280,800
Macquarie Infrastructure Co. LLC	8,300	34,196
Marriott International, Inc. Class A	38,000	619,780
McDonald's Corp.	88,000	5,105,760
Merck & Co., Inc.	364,600	10,409,330
MetLife, Inc.	14,000	402,220
Common Stocks - continued
	Shares	Value
United States of America - continued
Microsoft Corp.	112,000	$ 1,915,200
Monsanto Co.	12,000	912,720
Morgan Stanley	188,200	3,807,286
National Oilwell Varco, Inc. (a)	30,000	793,200
Newmont Mining Corp.	273,000	10,859,940
Norfolk Southern Corp.	20,000	767,200
Novellus Systems, Inc. (a)	65,000	896,350
Nucor Corp.	10,000	407,900
Occidental Petroleum Corp.	55,000	3,000,250
Oracle Corp. (a)	972,800	16,372,224
PACCAR, Inc.	277,800	7,331,142
People's United Financial, Inc.	97,000	1,586,920
Pfizer, Inc.	420,000	6,123,600
Philip Morris International, Inc.	457,500	16,996,125
Precision Castparts Corp.	42,000	2,727,900
Procter & Gamble Co.	90,000	4,905,000
Pulte Homes, Inc.	617,390	6,266,509
QUALCOMM, Inc.	228,800	7,905,040
Qwest Communications International, Inc.	300,000	966,000
Smith International, Inc.	35,000	794,500
Southwestern Energy Co. (a)	169,000	5,348,850
Starwood Hotels & Resorts Worldwide, Inc.	12,000	181,440
Temple-Inland, Inc.	201,000	1,139,670
The Boeing Co.	105,000	4,442,550
The Coca-Cola Co.	325,000	13,884,000
The DIRECTV Group, Inc. (a)	85,000	1,861,500
The First American Corp.	43,000	939,120
The Goodyear Tire & Rubber Co. (a)	20,000	123,400
The Travelers Companies, Inc.	435,000	16,808,400
Union Pacific Corp.	214,600	9,397,334
Valero Energy Corp.	58,000	1,398,960
Varian Semiconductor Equipment Associates, Inc. (a)	25,649	488,357
VF Corp.	3,300	184,866
Visa, Inc.	70,600	3,484,110
W.R. Berkley Corp.	151,100	4,001,128
Wal-Mart Stores, Inc.	152,600	7,190,512
Wells Fargo & Co.	345,000	6,520,500
Weyerhaeuser Co.	11,000	300,740
Wyeth	50,000	2,148,500
TOTAL UNITED STATES OF AMERICA		367,878,108
TOTAL COMMON STOCKS (Cost $908,447,291)		749,065,493
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.6%
Fresenius AG (non-vtg.)	79,700	4,427,512
Italy - 0.1%
Intesa Sanpaolo SpA	378,900	853,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,997,277)		5,281,298
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.11% 3/12/09 to 4/2/09 (e) (Cost $1,184,906)	$ 1,185,000	$ 1,184,709
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	39,110,852	39,110,852
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	5,421,000	5,421,000
TOTAL MONEY MARKET FUNDS (Cost $44,531,852)		44,531,852
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $962,161,326)	800,063,352
NET OTHER ASSETS - (1.5)%	(12,000,300)
NET ASSETS - 100%	$ 788,063,052
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
106 TOPIX 150 Index Contracts (Japan)	March 2009	$ 9,322,052	$ (411,285)

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,184,709.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 178,567
Fidelity Securities Lending Cash Central Fund	18,281
Total	$ 196,848
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 800,063,352	$ 622,535,229	$ 177,528,123	$ -
Other Financial Instruments*	$ (411,285)	$ (411,285)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $985,935,763. Net unrealized depreciation aggregated $185,872,411, of which $27,728,987 related to appreciated investment securities and $213,601,398 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1 , 2009